UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant:	Vanguard California Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period: December 1, 2018—May 31, 2019

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2019 Vanguard California Tax-Exempt Funds

Vanguard California Municipal Money Market Fund

Vanguard California Intermediate-Term Tax-Exempt Fund

Vanguard California Long-Term Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

California Municipal Money Market Fund	3

California Intermediate-Term Tax-Exempt Fund	27

California Long-Term Tax-Exempt Fund	179

Trustees Approve Advisory Arrangements	226

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2018	5/31/2019	Period
Based on Actual Fund Return
California Municipal Money Market Fund	$1,000.00	$1,007.06	$0.80
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,053.56	$0.87
Admiral™ Shares	1,000.00	1,053.98	0.46
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,066.09	$0.88
Admiral Shares	1,000.00	1,066.51	0.46
Based on Hypothetical 5% Yearly Return
California Municipal Money Market Fund	$1,000.00	$1,024.13	$0.81
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the California Municipal Money Market Fund, 0.16%; for the California Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

California Municipal Money Market Fund

Distribution by Issuer

As of May 31, 2019

Tax-Exempt Securities	100.0%

California Municipal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2019

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
California (99.2%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (ASN Tanforan Crossing I LLC) VRDO	1.340%	6/7/19	LOC	30,000	30,000
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Computer History Museum) VRDO	1.410%	6/7/19	LOC	7,000	7,000
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Lakeside Village Apartments) VRDO	1.000%	6/7/19	LOC	29,560	29,560
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Public Policy Institute) VRDO	1.120%	6/7/19	LOC	12,705	12,705
1	Agency Enhanced Affordable Housing Trust CA TOB VRDO	1.490%	6/7/19		50,000	50,000
1	Alameda CA Unified School District TOB VRDO	1.470%	6/7/19		4,000	4,000
	Alameda County CA CP	1.300%	7/18/19	LOC	11,200	11,200
1	Anaheim CA Elementary School District GO TOB VRDO	1.400%	6/7/19		7,520	7,520
	Anaheim CA Housing Finance Agency Home Mortgage Revenue VRDO	1.390%	6/7/19	LOC	5,485	5,485
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.400%	6/7/19		10,440	10,440
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.420%	6/7/19		8,435	8,435
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.420%	6/7/19		6,060	6,060
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.420%	6/7/19		6,710	6,710
1	Beverly Hills CA Public Financing Authority Water Revenue VRDO	1.420%	6/7/19		4,580	4,580

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Big Bear Lake CA Industrial Revenue (Southwest Gas Corp. Project) VRDO	1.540%	6/7/19	LOC	35,725	35,725
1	Burbank CA Unified School District GO TOB VRDO	1.390%	6/7/19		5,520	5,520
1	California Coast Community College District GO TOB VRDO	1.420%	6/7/19		5,705	5,705
1	California Department of Water Resources Water System Revenue (Central Valley Project) TOB VRDO	1.370%	6/7/19	(Prere.)	3,985	3,985
	California Department of Water Resources Water System Revenue CP	1.760%	6/5/19		22,159	22,159
	California Department of Water Resources Water System Revenue CP	1.940%	6/6/19		42,756	42,756
	California Department of Water Resources Water System Revenue CP	1.450%	6/17/19		1,723	1,723
	California Department of Water Resources Water System Revenue CP	1.350%	6/25/19		28,256	28,256
	California Department of Water Resources Water System Revenue CP	1.350%	6/26/19		15,077	15,077
	California Department of Water Resources Water System Revenue CP	1.330%	7/1/19		11,388	11,388
	California Department of Water Resources Water System Revenue CP	1.350%	7/9/19		7,286	7,286
	California Department of Water Resources Water System Revenue CP	1.300%	7/15/19		20,000	20,000
	California Department of Water Resources Water System Revenue CP	1.350%	8/6/19		2,746	2,746
	California Department of Water Resources Water System Revenue CP	1.480%	8/6/19		3,090	3,090
	California Economic Recovery GO	5.250%	7/1/19	(Prere.)	15,805	15,852
	California Educational Facilities Authority Revenue (Stanford Hospital) CP	1.700%	6/5/19		42,050	42,050
	California Educational Facilities Authority Revenue (Stanford Hospital) CP	1.670%	6/18/19		14,300	14,300
	California Educational Facilities Authority Revenue (Stanford University) CP	1.820%	6/3/19		43,900	43,900
	California Educational Facilities Authority Revenue (Stanford University) CP	1.650%	6/18/19		50,000	50,000
	California Educational Facilities Authority Revenue (Stanford University) CP	1.650%	10/29/19		37,950	37,950
	California Educational Facilities Authority Revenue (Stanford University) CP	1.650%	10/29/19		1,200	1,200
1	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	1.370%	6/7/19		8,000	8,000
1	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	1.400%	6/7/19		10,000	10,000
1	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	1.450%	6/7/19		3,590	3,590
1	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	1.450%	6/7/19		3,000	3,000
1	California Educational Facilities Authority Revenue (Stanford University) VRDO	1.100%	6/7/19		2,700	2,700
	California GO	5.000%	12/1/19		2,975	3,025
	California GO CP	1.550%	6/5/19	LOC	13,250	13,250

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California GO CP	1.950%	7/15/19	LOC	37,705	37,705
	California GO CP	1.350%	7/18/19	LOC	13,500	13,500
	California GO CP	1.340%	8/6/19	LOC	18,000	18,000
	California GO CP	1.280%	8/28/19	LOC	18,000	18,000
	California GO CP A6	1.350%	8/6/19	LOC	34,120	34,120
1	California GO TOB VRDO	1.380%	6/7/19		5,300	5,300
1	California GO TOB VRDO	1.380%	6/7/19		15,000	15,000
1	California GO TOB VRDO	1.380%	6/7/19		8,365	8,365
1	California GO TOB VRDO	1.400%	6/7/19		2,220	2,220
1	California GO TOB VRDO	1.400%	6/7/19		3,000	3,000
1	California GO TOB VRDO	1.420%	6/7/19	LOC	4,000	4,000
1	California GO TOB VRDO	1.420%	6/7/19	LOC	5,000	5,000
1	California GO TOB VRDO	1.420%	6/7/19		3,375	3,375
1	California GO TOB VRDO	1.430%	6/7/19		3,335	3,335
1	California GO TOB VRDO	1.430%	6/7/19		4,500	4,500
	California GO VRDO	0.970%	6/7/19	LOC	32,000	32,000
	California GO VRDO	1.000%	6/7/19	LOC	1,830	1,830
	California GO VRDO	1.080%	6/7/19	LOC	46,970	46,970
1	California GO VRDO	1.420%	6/7/19	LOC	2,825	2,825
1	California GO VRDO	1.420%	6/7/19	(4)LOC	5,005	5,005
1	California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) TOB VRDO	1.420%	6/7/19		2,295	2,295
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West) VRDO	1.100%	6/7/19	LOC	12,120	12,120
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West) VRDO	1.110%	6/7/19	LOC	55,095	55,095
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West) VRDO	1.200%	6/7/19	LOC	15,000	15,000
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County) VRDO	1.040%	6/7/19	LOC	38,100	38,100
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County) VRDO	1.040%	6/7/19	LOC	26,900	26,900
1,2	California Health Facilities Financing Authority Revenue (Kaiser Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.150%	1.570%	11/1/19	LOC	2,500	2,500
1	California Health Facilities Financing Authority Revenue (Kaiser Credit Group) TOB VRDO	1.420%	6/7/19		18,040	18,040
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.650%	6/6/19		9,600	9,600
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.720%	7/2/19		3,400	3,400
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.500%	10/3/19		13,320	13,320
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.500%	10/3/19		18,800	18,800
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.450%	10/9/19		28,165	28,165
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) VRDO	1.160%	6/7/19		118,800	118,800

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.450%	6/7/19		6,665	6,665
	California Health Facilities Financing Authority Revenue (Memorial Health Services) VRDO	1.050%	6/7/19		25,200	25,200
	California Health Facilities Financing Authority Revenue (Memorial Health Services) VRDO	1.050%	6/7/19		12,250	12,250
	California Health Facilities Financing Authority Revenue (Scripps Health) VRDO	1.150%	6/7/19		33,475	33,475
	California Health Facilities Financing Authority Revenue (Scripps Health) VRDO	1.150%	6/7/19		10,190	10,190
	California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/19		2,000	2,013
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.380%	6/7/19		5,203	5,202
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.400%	6/7/19		3,100	3,100
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.400%	6/7/19		2,305	2,305
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.420%	6/7/19		11,890	11,890
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.430%	6/7/19		14,305	14,305
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.430%	6/7/19		3,750	3,750
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.440%	6/7/19		9,715	9,715
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.440%	6/7/19		250	250
1	California Infrastructure & Economic Development Bank Revenue TOB VRDO	1.420%	6/7/19		5,915	5,915
1	California Infrastructure & Economic Development Bank Revenue TOB VRDO	1.440%	6/7/19		6,970	6,970
	California Municipal Finance Authority Recovery Zone Revenue (Chevron USA Inc. Project) VRDO	1.450%	6/3/19		96,935	96,935
1	California Municipal Finance Authority Revenue (LAX Integrated Express Solutions LLC) TOB VRDO	1.500%	6/7/19	LOC	3,740	3,740
	California Pollution Control Financing Authority Revenue (ExxonMobil Project) VRDO	1.650%	6/3/19		1,645	1,645
	California Pollution Control Financing Authority Revenue (Recology Inc.) VRDO	1.420%	6/7/19	LOC	19,750	19,750
1	California Public Finance Authority Revenue (Sharp Healthcare Obligated Group) TOB VRDO	1.380%	6/7/19		3,750	3,750
	California Public Works Board	5.000%	10/1/19		5,000	5,053
	California State University Institute CP	1.660%	6/5/19	LOC	10,150	10,150
	California State University Institute CP	1.700%	6/5/19	LOC	4,780	4,780
	California State University Institute CP	1.700%	6/5/19		25,000	25,000
1	California State University Revenue TOB VRDO	1.420%	6/7/19		2,240	2,240
1	California State University Systemwide Revenue TOB VRDO	1.400%	6/7/19		7,160	7,160

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Statewide Communities Development Authority (Rady Children’s Hospital) VRDO	1.250%	6/3/19	LOC	225	225
	California Statewide Communities Development Authority Multifamily Housing Revenue (Bay Vista at Meadow Park LP) VRDO	1.360%	6/7/19	LOC	26,145	26,145
	California Statewide Communities Development Authority Multifamily Housing Revenue (Crossing Senior Apartments) VRDO	1.360%	6/7/19	LOC	11,285	11,285
	California Statewide Communities Development Authority Multifamily Housing Revenue (Ridgeway Apartments) VRDO	1.020%	6/7/19	LOC	26,395	26,395
	California Statewide Communities Development Authority Multifamily Housing Revenue (Steadfast River Run LP) VRDO	1.360%	6/7/19	LOC	13,205	13,205
	California Statewide Communities Development Authority Multifamily Housing Revenue (Wilshire Court Project) VRDO	1.360%	6/7/19	LOC	11,900	11,900
	California Statewide Communities Development Authority Multifamily Revenue VRDO	1.750%	6/3/19	LOC	600	600
1	California Statewide Communities Development Authority Revenue (FC Metropolitan Lofts Associates LP) TOB VRDO	1.500%	6/7/19	LOC	25,875	25,875
	California Statewide Communities Development Authority Revenue (Heritage Park Apartments) VRDO	1.360%	6/7/19	LOC	30,000	30,000
	California Statewide Communities Development Authority Revenue (Kaiser Credit Group) VRDO	1.050%	6/7/19		13,100	13,100
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	1.700%	7/2/19		8,000	8,000
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	1.850%	7/10/19		7,000	7,000
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	1.770%	8/7/19		8,000	8,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.770%	6/5/19		7,000	7,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.650%	6/6/19		29,500	29,500
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.720%	7/2/19		11,000	11,000

California Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.720%	7/2/19	21,090	21,090
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.700%	7/9/19	18,000	18,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.800%	7/9/19	17,000	17,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.800%	7/9/19	30,000	30,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.800%	7/10/19	30,000	30,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.850%	7/10/19	25,000	25,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.700%	7/16/19	38,000	38,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.800%	8/1/19	7,600	7,600
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.820%	8/1/19	33,750	33,750
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.770%	8/7/19	40,000	40,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.780%	8/8/19	25,000	25,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.740%	9/3/19	16,250	16,250
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.650%	9/4/19	4,790	4,790
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.450%	10/9/19	5,200	5,200
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.500%	10/10/19	17,000	17,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.150%	6/7/19	25,160	25,160
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.200%	6/7/19	39,935	39,935
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.200%	6/7/19	5,865	5,865

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.200%	6/7/19		39,000	39,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.200%	6/7/19		17,740	17,740
1	California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	1.420%	6/7/19		3,330	3,330
1	California Statewide Communities Development Authority Revenue (Trinity Health) TOB VRDO	1.380%	6/7/19		2,175	2,175
1	Campbell Union High School District CA GO TOB VRDO	1.420%	6/7/19		9,000	9,000
1	Coast Community College District CA GO TOB VRDO	1.420%	6/7/19	LOC	5,000	5,000
	Contra Costa CA Municipal Water District Revenue (Extendible) CP	1.450%	2/15/20		17,000	17,000
	Contra Costa County CA Multifamily Housing Revenue (Park Regency) VRDO	1.220%	6/7/19	LOC	60,000	60,000
1	Corona-Norco Unified School District CA GO TOB VRDO	1.420%	6/7/19	LOC	4,315	4,315
1	Cupertino CA Union School District GO TOB VRDO	1.420%	6/7/19		8,870	8,870
1	Desert CA Community College District GO TOB VRDO	1.390%	6/7/19		6,000	6,000
1	Dublin CA Unified School District GO TOB PUT	2.120%	6/3/19		12,000	12,000
	East Bay CA Municipal Utility District Water System Revenue CP	1.600%	6/3/19		20,000	20,000
	East Bay CA Municipal Utility District Water System Revenue CP	1.690%	6/4/19		10,000	10,000
	East Bay CA Municipal Utility District Water System Revenue CP	1.730%	6/4/19		20,700	20,700
	East Bay CA Municipal Utility District Water System Revenue CP	1.680%	6/6/19		5,000	5,000
	East Bay CA Municipal Utility District Water System Revenue CP	1.600%	7/1/19		12,000	12,000
	East Bay CA Municipal Utility District Water System Revenue CP	1.540%	7/2/19		4,000	4,000
	East Bay CA Municipal Utility District Water System Revenue CP	1.580%	7/2/19		21,700	21,700
1	East Bay CA Municipal Utility District Water System Revenue TOB VRDO	1.370%	6/7/19		6,775	6,775
1	East Bay CA Municipal Utility District Water System Revenue TOB VRDO	1.420%	6/7/19	(Prere.)	10,445	10,445
1	East Bay CA Municipal Utility District Water System Revenue TOB VRDO	1.430%	6/7/19		2,500	2,500
	Eastern California Municipal Water District Water & Wastewater Revenue VRDO	1.280%	6/3/19		300	300
	Eastern California Municipal Water District Water & Wastewater Revenue VRDO	1.140%	6/7/19		10,205	10,205
1	Eastern Municipal Water District CA Financing Authority TOB VRDO	1.440%	6/7/19		9,000	9,000

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Elk Grove CA Unified School District GO TOB VRDO	2.120%	6/3/19		3,360	3,360
1	Elk Grove CA Unified School District GO TOB VRDO	1.400%	6/7/19		3,370	3,370
1	Elk Grove CA Unified School District GO TOB VRDO	1.430%	6/7/19		2,120	2,120
	Escondido CA Community Development Multifamily Revenue (Heritage Park Apartments) VRDO	1.390%	6/7/19	LOC	4,250	4,250
1,3	FHLMC Multifamily Certificate TOB VRDO	1.520%	6/7/19		100,000	100,000
1	Folsom Cordova CA Unified School District School Facilities Improvement District No. 5 TOB VRDO	1.380%	6/7/19		3,750	3,750
1	Fremont CA Union High School District TOB VRDO	1.420%	6/7/19		3,425	3,425
1	Gilroy CA Unified School District GO TOB VRDO	1.430%	6/7/19		2,000	2,000
1	Hartnell CA Community College GO TOB VRDO	1.440%	6/7/19		1,245	1,245
1	Hayward CA Area Recreation & Park District GO TOB VRDO	1.440%	6/7/19		5,000	5,000
1	Huntington Beach CA City School District GO TOB VRDO	2.120%	6/3/19		3,000	3,000
1	Imperial CA Irrigation District Electric Revenue TOB VRDO	1.420%	6/7/19		3,590	3,590
	Irvine CA Public Facilities & Infrastructure Authority Assessment Revenue VRDO	1.230%	6/3/19	LOC	3,616	3,616
	Irvine CA Public Facilities & Infrastructure Authority Assessment Revenue VRDO	1.230%	6/3/19	LOC	1,800	1,800
2	Irvine CA Ranch Water District Revenue PUT, SIFMA Municipal Swap Index Yield - 0.010%	1.410%	3/4/20		15,000	15,000
2	Irvine CA Ranch Water District Revenue PUT, SIFMA Municipal Swap Index Yield - 0.010%	1.410%	3/4/20		16,000	16,000
	Irvine CA Ranch Water District Revenue VRDO	1.230%	6/3/19	LOC	1,000	1,000
	Irvine CA Reassessment District No. 85-7A Improvement Revenue VRDO	1.230%	6/3/19	LOC	1,200	1,200
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue VRDO	1.230%	6/3/19	LOC	12,000	12,000
1	Irvine Ranch CA Water District COP TOB VRDO	1.420%	6/7/19		3,220	3,220
	Kings County CA Housing Authority (Edgewater Isle Apartments) Revenue VRDO	1.270%	6/7/19	LOC	11,010	11,010
	Livermore CA Redevelopment Agency Multi-Family Housing Revenue (Richards Manor) VRDO	1.390%	6/7/19	LOC	4,770	4,770
1	Long Beach CA Community College District GO TOB VRDO	1.400%	6/7/19		4,899	4,899
1	Long Beach CA Harbor Revenue TOB VRDO	1.380%	6/7/19		4,000	4,000
1	Long Beach CA Unified School District GO TOB VRDO	1.440%	6/7/19		2,500	2,500

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Long Beach CA Unified School District GO TOB VRDO	1.440%	6/7/19		21,060	21,060
1	Los Angeles CA Community College District GO TOB VRDO	1.420%	6/7/19	(Prere.)	15,940	15,940
1	Los Angeles CA Community College District TOB VRDO	1.430%	6/7/19		3,750	3,750
	Los Angeles CA Community Redevelopment Agency Multifamily Housing Revenue (Academy Village Apartments) VRDO	1.220%	6/7/19	LOC	8,300	8,300
	Los Angeles CA Community Redevelopment Agency Multifamily Housing Revenue (Hollywood & Vine Apartments) VRDO	1.340%	6/7/19	LOC	92,900	92,900
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.400%	6/7/19		3,700	3,700
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.400%	6/7/19		7,500	7,500
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.440%	6/7/19		6,455	6,455
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.450%	6/7/19		2,500	2,500
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.470%	6/7/19		3,970	3,970
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.480%	6/7/19		5,200	5,200
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.480%	6/7/19		2,940	2,940
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.480%	6/7/19		4,720	4,720
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.480%	6/7/19		5,020	5,020
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.480%	6/7/19		6,665	6,665
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.480%	6/7/19		7,545	7,545
1	Los Angeles CA Department of Airports Revenue TOB VRDO	1.410%	6/7/19		12,060	12,060
1	Los Angeles CA Department of Airports Revenue TOB VRDO	1.470%	6/7/19		2,500	2,500
1	Los Angeles CA Department of Airports TOB VRDO	1.470%	6/7/19		6,520	6,520
1	Los Angeles CA Department of Airports TOB VRDO	1.480%	6/7/19		2,125	2,125
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.380%	6/7/19		7,310	7,310
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.380%	6/7/19		1,150	1,150
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.420%	6/7/19		7,590	7,590
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.420%	6/7/19		3,750	3,750
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.450%	6/7/19		2,000	2,000
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.450%	6/7/19		10,900	10,900

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles CA Department of Water & Power Revenue VRDO	1.250%	6/3/19		900	900
	Los Angeles CA Department of Water & Power Revenue VRDO	1.000%	6/7/19		36,700	36,700
1	Los Angeles CA Department of Water & Power System Revenue TOB VRDO	1.420%	6/7/19		7,520	7,520
	Los Angeles CA GO	5.000%	9/1/19		5,000	5,041
1	Los Angeles CA Harbor Department Revenue TOB VRDO	1.400%	6/7/19		1,875	1,875
1	Los Angeles CA Harbor Department Revenue TOB VRDO	1.420%	6/7/19	(Prere.)	8,150	8,150
1	Los Angeles CA Harbor Department Revenue TOB VRDO	1.470%	6/7/19		2,220	2,220
	Los Angeles CA Multifamily Housing Revenue (Channel Gateway) VRDO	1.260%	6/7/19	LOC	11,000	11,000
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	1.400%	6/3/19	LOC	1,500	1,500
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	2.000%	6/3/19	LOC	37,875	37,875
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	1.430%	6/19/19	LOC	7,000	7,000
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	1.430%	6/19/19	LOC	4,500	4,500
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	1.430%	6/19/19	LOC	11,000	11,000
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	1.450%	6/19/19	LOC	3,250	3,250
	Los Angeles CA TRAN	4.000%	6/27/19		85,895	86,040
1,2	Los Angeles CA Wastewater System Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.150%	1.570%	6/3/19	LOC	5,000	5,000
	Los Angeles CA Wastewater System Revenue VRDO	1.030%	6/7/19	LOC	43,920	43,920
	Los Angeles County CA Capital Asset Leasing Corp. CP	1.420%	6/11/19	LOC	19,440	19,440
	Los Angeles County CA Capital Asset Leasing Corp. CP	1.420%	6/11/19	LOC	19,500	19,500
	Los Angeles County CA Capital Asset Leasing Corp. CP	1.550%	7/2/19	LOC	5,000	5,000
	Los Angeles County CA Capital Asset Leasing Corp. Lease Revenue CP	1.420%	6/11/19	LOC	34,800	34,800
	Los Angeles County CA Schools Pooled Financing Program Revenue	4.000%	6/3/19		7,000	7,001
	Los Angeles County CA TRAN	4.000%	6/28/19		55,920	56,015
1	Los Angeles CA Department of Airports Revenue TOB VRDO	1.470%	6/7/19		2,245	2,245
1	Los Angeles CA Department of Water & Power System Revenue TOB VRDO	1.380%	6/7/19		4,800	4,800
1	Los Angeles CA Department of Water & Power System Revenue TOB VRDO	1.380%	6/7/19		3,665	3,665
	Los Angeles CA International Airport Revenue CP	1.740%	6/3/19	LOC	7,317	7,317
	Los Angeles CA International Airport Revenue CP	1.550%	7/8/19	LOC	12,074	12,074

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles CA International Airport Revenue CP	1.500%	8/12/19	LOC	17,000	17,000
	Los Angeles CA Metro Trans Tax Revenue CP	1.420%	6/11/19	LOC	11,467	11,467
1	Lucia Mar CA Unified School District GO TOB VRDO	1.430%	6/7/19		4,990	4,990
1	Madera CA Unified School District GO TOB VRDO	1.390%	6/7/19		6,400	6,400
	Manteca CA Redevelopment Agency Tax Allocation Revenue VRDO	1.700%	6/3/19	LOC	22,140	22,140
1	Marin CA Community College District GO VRDO	1.420%	6/7/19	LOC	3,125	3,125
1	Marin CA Healthcare District GO TOB VRDO	1.420%	6/7/19		5,585	5,585
1	Marin CA Healthcare District GO TOB VRDO	1.430%	6/7/19		1,600	1,600
1	Marin CA Healthcare District GO TOB VRDO	1.440%	6/7/19		5,235	5,235
1	Marin CA Water District Financing Authority Revenue TOB VRDO	1.450%	6/7/19		6,105	6,105
2	Metropolitan Water District of Southern California Revenue PUT, SIFMA Municipal Swap Index Yield - 0.030%	1.390%	7/25/19		30,000	30,000
2	Metropolitan Water District of Southern California Revenue PUT, SIFMA Municipal Swap Index Yield - 0.030%	1.390%	7/25/19		26,500	26,500
2	Metropolitan Water District of Southern California Revenue PUT, SIFMA Municipal Swap Index Yield - 0.030%	1.390%	7/25/19		76,930	76,924
	Metropolitan Water District of Southern California Revenue VRDO	1.250%	6/3/19		10,345	10,345
	Metropolitan Water District of Southern California Revenue VRDO	1.020%	6/7/19		20,680	20,680
	Metropolitan Water District of Southern California Revenue VRDO	1.020%	6/7/19		17,260	17,260
	Modesto CA Water Revenue VRDO	1.100%	6/7/19	LOC	22,425	22,425
1	Montebello CA Unified School District GO VRDO	1.420%	6/7/19	LOC	4,700	4,700
1	Morgan Hill CA Unified School District GO TOB VRDO	1.400%	6/7/19		8,000	8,000
1	Mount San Antonio CA Community College District TOB VRDO	1.420%	6/7/19		4,000	4,000
1	Newhall CA School District GO TOB VRDO	2.120%	6/3/19		3,400	3,400
	Northern California Power Agency Revenue (Hydroelectric Project) VRDO	1.010%	6/7/19	LOC	18,865	18,865
1	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.420%	6/7/19	LOC	16,200	16,200
1	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.430%	6/7/19	LOC	87,000	87,000
1	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.430%	6/7/19	LOC	40,000	40,000
1	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	1.550%	6/7/19	LOC	44,000	44,000
1	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	1.550%	6/7/19	LOC	60,500	60,500
1	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	1.560%	6/7/19	LOC	13,600	13,600

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	1.560%	6/7/19	LOC	9,100	9,100
1	Oakland CA GO TOB VRDO	2.120%	6/3/19		2,480	2,480
	Oceanside CA Multifamily Housing Revenue (Shadow Way Apartments Project) VRDO	1.400%	6/7/19	LOC	15,000	15,000
1	Ontario CA Montclair School District TOB VRDO	1.450%	6/7/19		4,975	4,975
1	Oxnard CA School District GO TOB VRDO	1.420%	6/7/19	(15)LOC	3,000	3,000
1	Oxnard CA Union High School District GO TOB VRDO	1.410%	6/7/19		7,200	7,200
1	Palomar CA Community College District GO TOB VRDO	1.380%	6/7/19		2,880	2,880
1	Palomar CA Community College District GO TOB VRDO	1.420%	6/7/19		2,733	2,733
1	Palomar CA Community College District GO TOB VRDO	1.440%	6/7/19		6,400	6,400
	Pleasanton CA Multifamily Housing Revenue VRDO	1.360%	6/7/19	LOC	13,260	13,260
	Richmond CA Multifamily Housing Revenue (Baycliff Apartments Project) VRDO	1.360%	6/7/19	LOC	26,490	26,490
	Riverside County CA Asset Leasing Corp. Leasehold Revenue (Southwest Justice Center) VRDO	1.110%	6/7/19	(12)LOC	16,940	16,940
	Riverside County CA Teeter Revenue	4.000%	10/24/19		20,000	20,168
1	Riverside County CA Transportation Commission TOB VRDO	1.450%	6/7/19	(Prere.)	12,730	12,730
1	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	1.420%	6/7/19		6,000	6,000
1	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	1.420%	6/7/19		10,000	10,000
	Sacramento CA Housing Authority Multifamily Housing Revenue AMT VRDO	1.360%	6/7/19	LOC	14,270	14,270
	Sacramento CA Municipal Utility District Revenue CP	1.900%	6/5/19	LOC	7,100	7,100
	Sacramento CA Municipal Utility District Revenue CP	1.580%	7/1/19	LOC	7,500	7,500
	Sacramento CA Municipal Utility District Revenue CP	1.600%	7/3/19	LOC	69,700	69,700
	Sacramento CA Transportation Authority Sales Tax Revenue VRDO	1.150%	6/7/19		68,110	68,110
	Sacramento County CA Housing Authority Revenue (Ashford Heights LP) VRDO	1.360%	6/7/19	LOC	12,255	12,255
	Sacramento County CA Multifamily Housing Revenue (River Pointe Apartments) VRDO	1.390%	6/7/19	LOC	9,700	9,700
1	San Bernardino CA Community College District GO TOB VRDO	1.400%	6/7/19		4,620	4,620
1	San Bernardino County CA Transportation Authority Revenue TOB VRDO	1.420%	6/7/19		7,900	7,900
1	San Diego CA Community College District GO TOB VRDO	1.420%	6/7/19	(Prere.)	6,445	6,445
1	San Diego CA Community College District GO TOB VRDO	1.470%	6/7/19	(Prere.)	6,690	6,690

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Diego CA Housing Authority Multifamily Housing Revenue (Bay Vista Apartments Project) VRDO	1.360%	6/7/19	LOC	24,190	24,190
	San Diego CA Housing Authority Multifamily Housing Revenue (Park & Market Apartments) VRDO	1.100%	6/7/19	LOC	20,310	20,310
1	San Diego CA Public Facilities Financing Authority Water Revenue TOB VRDO	1.400%	6/7/19	(Prere.)	3,800	3,800
1	San Diego CA Unified School District GO TOB VRDO	1.420%	6/7/19	LOC	4,500	4,500
1	San Diego CA Unified School District GO TOB VRDO	1.420%	6/7/19		4,000	4,000
1	San Diego CA Unified School District GO TOB VRDO	1.420%	6/7/19		2,500	2,500
1	San Diego CA Unified School District GO TOB VRDO	1.420%	6/7/19		9,445	9,445
1	San Diego CA Unified School District GO TOB VRDO	1.420%	6/7/19		2,425	2,425
1	San Diego CA Unified School District GO TOB VRDO	1.440%	6/7/19		2,500	2,500
	San Diego County & School Districts CA Tax and Revenue Anticipation Note Program Revenue	4.000%	6/28/19		8,000	8,014
	San Diego County CA Regional Transportation Authority Sales Tax Revenue VRDO	1.070%	6/7/19		34,920	34,920
1	San Diego County CA Regional Transportation Commission Sales Tax Revenue TOB VRDO	1.400%	6/7/19		4,445	4,445
	San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	1.080%	6/7/19		11,030	11,030
	San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	1.100%	6/7/19		59,230	59,230
	San Diego County CA Water Authority Revenue (Extendible) CP	1.750%	11/30/19		17,500	17,500
	San Diego County CA Water Authority Revenue (Extendible) CP	1.300%	2/17/20		12,500	12,500
	San Diego County CA Water Authority Revenue CP	1.730%	6/3/19		35,000	35,000
	San Diego County CA Water Authority Revenue CP	1.700%	6/4/19		8,900	8,900
	San Diego County CA Water Authority Revenue CP	1.280%	6/5/19		15,000	15,000
	San Diego County CA Water Authority Revenue CP	1.330%	6/5/19		22,000	22,000
	San Diego County CA Water Authority Revenue CP	1.730%	6/6/19		13,100	13,100
	San Diego County CA Water Authority Revenue CP	1.500%	6/11/19		21,000	21,000
1	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	1.400%	6/7/19		3,750	3,750
	San Francisco CA City & County Finance Corp. Lease Revenue (Moscone Center Expansion) VRDO	1.050%	6/7/19	LOC	7,425	7,425
1	San Francisco CA City & County GO TOB VRDO	1.390%	6/7/19		11,450	11,450

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Francisco CA City & County International Airport Revenue CP	1.480%	8/13/19	LOC	1,575	1,575
1	San Francisco CA City & County International Airport Revenue TOB VRDO	1.470%	6/7/19	LOC	24,805	24,805
1	San Francisco CA City & County International Airport Revenue TOB VRDO	1.470%	6/7/19	LOC	20,445	20,445
1	San Francisco CA City & County International Airport Revenue TOB VRDO	1.470%	6/7/19	LOC	12,450	12,450
	San Francisco CA City & County International Airport Revenue VRDO	1.100%	6/7/19	LOC	6,140	6,140
	San Francisco CA City & County Lease Revenue CP	1.850%	6/4/19	LOC	17,324	17,324
	San Francisco CA City & County Multifamily Housing Revenue (1601 Mariposa Apartments) VRDO	1.090%	6/7/19	LOC	7,460	7,460
	San Francisco CA City & County Public Utilities Commission CP	1.700%	6/4/19	LOC	11,364	11,364
	San Francisco CA City & County Public Utilities Commission Sewer Revenue CP	1.650%	7/30/19		21,919	21,919
	San Francisco CA City & County Public Utilities Commission Sewer Revenue CP	1.690%	7/30/19	LOC	12,492	12,492
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue CP	1.630%	7/30/19	LOC	22,460	22,460
1	San Francisco CA City & County Public Utilities Commission Wastewater Revenue TOB VRDO	1.420%	6/7/19		3,000	3,000
1	San Francisco CA City & County Public Utilities Commission Wastewater Revenue TOB VRDO	1.440%	6/7/19		6,900	6,900
1	San Francisco CA City & County Public Utilities Commission Water Revenue TOB VRDO	1.420%	6/7/19		5,555	5,555
1	San Francisco CA City & County Public Utilities Commission Water Revenue TOB VRDO	1.420%	6/7/19	(Prere.)	47,850	47,850
	San Francisco CA City & County Redevelopment Agency Multifamily Housing Revenue (Third & Mission Streets) VRDO	1.420%	6/7/19	LOC	40,850	40,850
1	San Joaquin Delta CA Community College District GO TOB VRDO	1.520%	6/7/19		4,835	4,835
	San Jose CA Airport CP	1.450%	8/14/19	LOC	18,608	18,608
	San Jose CA Multifamily Housing Revenue (Cinnabar Commons) VRDO	1.360%	6/7/19	LOC	14,800	14,800
1	San Jose CA Redevelopment Agency Successor Agency Tax Allocation TOB VRDO	1.390%	6/7/19		9,415	9,415
1	San Jose CA Unified School District GO TOB VRDO	1.380%	6/7/19		2,120	2,120
1	San Mateo CA County Community College District GO TOB VRDO	1.430%	6/7/19		2,235	2,235
1	San Mateo CA Union High School District GO TOB VRDO	1.420%	6/7/19		3,910	3,910

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	San Rafael City High School District CA GO TOB VRDO	1.430%	6/7/19		3,000	3,000
1	Santa Clara CA TOB VRDO	1.420%	6/7/19		2,500	2,500
1	Santa Clara CA TOB VRDO	1.420%	6/7/19		2,985	2,985
1	Santa Clara CA Unified School District GO TOB VRDO	1.430%	6/7/19		10,400	10,400
1	Santa Clara County CA GO TOB VRDO	1.420%	6/7/19		8,250	8,250
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue VRDO	1.060%	6/7/19	LOC	20,390	20,390
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue VRDO	1.070%	6/7/19		51,975	51,975
	Santa Clara Valley CA Water District CP	1.420%	6/6/19	LOC	5,500	5,500
1	Santa Monica CA Community College District GO TOB VRDO	1.390%	6/7/19		1,200	1,200
1	Santa Monica CA Community College District GO TOB VRDO	1.420%	6/7/19		6,530	6,530
1	Santa Monica CA Community College District GO TOB VRDO	1.420%	6/7/19		5,000	5,000
1	Solano County CA Community College District GO TOB VRDO	1.440%	6/7/19		3,000	3,000
1	Sonoma County Junior College District CA GO TOB VRDO	1.420%	6/7/19	LOC	5,000	5,000
	Southern California Public Power Authority Revenue VRDO	1.230%	6/3/19	LOC	21,420	21,420
1	Southwestern California Community College District GO TOB VRDO	1.380%	6/7/19		6,010	6,010
1	Southwestern California Community College District GO TOB VRDO	1.440%	6/7/19		3,200	3,200
	Turlock CA Irrigation District Revenue CP	1.700%	6/18/19	LOC	4,443	4,443
	Turlock CA Irrigation District Revenue CP	1.400%	9/12/19	LOC	47,800	47,800
	University of California Regents CP	1.800%	6/6/19		4,000	4,000
	University of California Regents CP	1.800%	7/29/19		2,800	2,800
	University of California Regents CP	1.570%	8/5/19		15,000	15,000
	University of California Regents CP	1.320%	8/22/19		13,500	13,500
1	University of California Revenue TOB VRDO	1.370%	6/7/19		2,170	2,170
1	University of California Revenue TOB VRDO	1.400%	6/7/19		5,000	5,000
1	University of California Revenue TOB VRDO	1.420%	6/7/19		1,500	1,500
1	University of California Revenue TOB VRDO	1.420%	6/7/19		2,585	2,585
1	University of California Revenue TOB VRDO	1.420%	6/7/19		2,500	2,500
1	University of California Revenue TOB VRDO	1.420%	6/7/19		4,125	4,125
1	University of California Revenue TOB VRDO	1.420%	6/7/19		5,000	5,000
1	University of California Revenue TOB VRDO	1.420%	6/7/19		10,135	10,135
1	University of California Revenue TOB VRDO	1.420%	6/7/19		10,945	10,945
1	University of California Revenue TOB VRDO	1.440%	6/7/19		15,000	15,000
1	University of California Revenue TOB VRDO	1.440%	6/7/19		20,870	20,870
	University of California Revenue VRDO	1.250%	6/3/19		99,425	99,425
	University of California Revenue VRDO	1.250%	6/3/19		61,200	61,200
	University of California Revenue VRDO	1.290%	6/3/19		43,825	43,825
	Ventura County CA Revenue	2.500%	7/1/19		3,985	3,988
						5,640,288
Guam (0.0%)
	Guam Government GO	7.000%	11/15/19	(Prere.)	500	512
Total Tax-Exempt Municipal Bonds (Cost $5,640,800)						5,640,800

California Municipal Money Market Fund

Amount
($000)
Other Assets and Liabilities (0.8%)
Other Assets
Investment in Vanguard	267
Receivables for Investment Securities Sold	765
Receivables for Accrued Income	18,384
Receivables for Capital Shares Issued	27,116
Other Assets	6,876
Total Other Assets	53,408
Liabilities
Payables for Capital Shares Redeemed	(8,155)
Payables for Distributions	(568)
Payables to Vanguard	(445)
Total Liabilities	(9,168)
Net Assets (100%)
Applicable to 5,684,344,357 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,685,040
Net Asset Value Per Share	$1.00

At May 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	5,685,046
Total Distributable Earnings (Loss)	(6)
Net Assets	5,685,040

• See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $1,487,904,000, representing 26.2% of net assets.

2 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Municipal Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2019
($000)
Investment Income
Income
Interest	43,291
Total Income	43,291
Expenses
The Vanguard Group—Note B
Investment Advisory Services	797
Management and Administrative	3,238
Marketing and Distribution	363
Custodian Fees	26
Shareholders’ Reports	9
Trustees’ Fees and Expenses	1
Total Expenses	4,434
Expenses Paid Indirectly	(23)
Net Expenses	4,411
Net Investment Income	38,880
Realized Net Gain (Loss) on Investment Securities Sold	73
Net Increase (Decrease) in Net Assets Resulting from Operations	38,953

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,880	55,793
Realized Net Gain (Loss)	73	(69)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,953	55,724
Distributions
Net Investment Income	(38,884)	(55,737)
Realized Capital Gain	—	—
Total Distributions	(38,884)	(55,737)
Capital Share Transactions (at $1.00 per share)
Issued	2,059,682	4,073,264
Issued in Lieu of Cash Distributions	35,166	51,607
Redeemed	(1,758,892)	(2,818,436)
Net Increase (Decrease) from Capital Share Transactions	335,956	1,306,435
Total Increase (Decrease)	336,025	1,306,422
Net Assets
Beginning of Period	5,349,015	4,042,593
End of Period	5,685,040	5,349,015

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.007 [1]	.012 [1]	.006 [1]	.002	.0001	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.007	.012	.006	.002	.0001	.0001
Distributions
Dividends from Net Investment Income	(.007)	(.012)	(.006)	(.002)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.007)	(.012)	(.006)	(.002)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.71%	1.18%	0.64%	0.25%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,685	$5,349	$4,043	$3,505	$3,391	$3,586
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.13%[3]	0.06%[3]	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	1.41%	1.18%	0.64%	0.25%	0.01%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3

The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, and 0.16% for 2014. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Notes to Financial Statements

Vanguard California Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and for the period ended May 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Municipal Money Market Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $267,000, representing 0.00% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $23,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

California Municipal Money Market Fund

E.  As of May 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,640,800
Gross Unrealized Appreciation	4
Gross Unrealized Depreciation	(4)
Net Unrealized Appreciation (Depreciation)	—

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2018, the fund had available capital losses totaling $69,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carry-forward balance above.

F.  The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2019, such purchases and sales were $702,551,000 and $727,769,000, respectively.

G. Management has determined that no events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of May 31, 2019

Under 1 Year	6.2%
1 - 3 Years	9.5
3 - 5 Years	10.2
5 - 10 Years	25.1
10 - 20 Years	48.8
20 - 30 Years	0.2
Over 30 Years	0.0

California Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
California (99.5%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/23	1,020	1,121
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/24	1,195	1,308
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	6.000%	7/1/31	2,750	2,976
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/32	3,120	3,355
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	884
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	613
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,099
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,388
ABAG Finance Authority for Nonprofit Corps. California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,093
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/21	1,000	1,080
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,084
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,048
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,036
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,714
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	978
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	6.000%	8/1/30	18,140	19,899
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,131
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,128

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/34		1,780	2,005
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/21		275	296
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/22		350	389
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/23		370	422
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/24		395	462
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/25		505	586
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/26		675	785
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/28		1,150	1,329
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/29		985	1,133
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30		1,405	1,612
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/31		495	566
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32		520	597
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	(15)	750	874
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	(15)	1,000	1,161
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	(15)	1,680	1,944
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	(15)	1,640	1,890
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	(15)	3,000	3,450
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/33	(15)	2,375	2,725

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/19	(2)(ETM)	13,240	13,183
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/19	(2)	1,050	1,043
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)(ETM)	13,780	13,522
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)	285	277
	Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/21		1,485	1,559
	Alameda CA Corridor Transportation Authority Revenue	4.000%	3/1/22		5,600	6,024
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/22		2,220	2,483
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/22		6,185	6,811
	Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/23		3,145	3,418
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/23		2,160	2,489
1	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/24		1,475	1,701
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/25		2,620	3,084
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/29	(2)	30,290	22,624
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	9,110	6,536
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/34		15,065	17,513
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35		20,450	23,707
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35	(4)	1,000	1,177
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36		13,495	15,601
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36	(4)	1,050	1,232
	Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/32		7,000	7,996
	Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/33		8,415	9,599
	Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/34		4,640	5,284
	Alameda County CA Unified School District GO	5.000%	8/1/34		2,890	3,391
	Alum Rock CA Union Elementary School District GO	5.000%	8/1/22	(15)	500	558
	Alum Rock CA Union Elementary School District GO	5.000%	8/1/23	(15)	800	921
	Alum Rock CA Union Elementary School District GO	5.000%	8/1/24	(15)	1,000	1,186
	Alum Rock CA Union Elementary School District GO	5.000%	8/1/25	(15)	1,275	1,555

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Alum Rock CA Union Elementary School District GO	5.000%	8/1/26	(15)	1,180	1,433
Alum Rock CA Union Elementary School District GO	5.000%	8/1/32	(15)	2,745	3,262
Alvord CA Unified School District GO	5.900%	2/1/21	(14)	2,230	2,398
Alvord CA Unified School District GO	5.000%	8/1/23	(4)	530	609
Alvord CA Unified School District GO	5.900%	2/1/24	(4)	3,865	4,362
Alvord CA Unified School District GO	5.000%	8/1/24	(4)	650	769
Alvord CA Unified School District GO	5.000%	8/1/27	(4)	1,300	1,658
Alvord CA Unified School District GO	5.000%	8/1/28	(4)	1,375	1,789
Alvord CA Unified School District GO	5.000%	8/1/29	(4)	1,525	1,972
Alvord CA Unified School District GO	5.000%	8/1/30	(4)	1,950	2,501
Alvord CA Unified School District GO	5.000%	8/1/31	(4)	1,750	2,228
Alvord CA Unified School District GO	5.000%	8/1/32	(4)	1,370	1,736
Anaheim CA City School District GO	0.000%	8/1/27	(14)	11,075	9,178
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21		1,000	1,086
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21		3,815	4,144
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	830	900
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/22		2,370	2,660
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/23		3,000	3,416
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/24		1,175	1,400
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/24		4,000	4,551
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/25		5,280	6,003
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/26		3,175	3,977
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/26		5,290	6,010
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/27		2,035	2,606
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/28		4,035	4,578
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/31		11,000	12,449

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/31		2,500	2,706
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/32		6,000	6,781
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/32		1,495	1,616
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33		2,590	2,797
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/34		4,350	4,691
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/34		5,380	6,063
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/36		1,125	1,210
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/31		300	325
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/32		300	325
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/33		765	826
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/34		1,000	1,079
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/35		505	544
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/36		500	538
1	Anaheim CA Public Financing Authority	0.000%	9/1/30	(4)	1,070	786
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/22		500	557
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/23		655	752
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/24		375	443
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/26		8,000	9,901
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/27		5,000	6,325
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/28		3,250	4,187
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/30	(15)	3,000	3,889

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/31	(15)	2,000	2,570
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/32	(15)	2,000	2,552
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	5/1/33		2,950	3,401
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/34	(15)	2,000	2,435
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/35	(15)	6,500	7,884
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/36	(15)	15,500	18,732
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	5/1/39		2,000	2,281
	Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	4/1/21	(Prere.)	5,585	5,994
	Anaheim CA Public Financing Authority Revenue (Electric System)	4.000%	10/1/31		12,000	12,867
2	Anaheim CA Public Financing Authority TOB VRDO	1.500%	6/7/19		3,000	3,000
	Arcadia CA Unified School District GO	4.000%	8/1/28		2,125	2,469
	Arcadia CA Unified School District GO	4.000%	8/1/29		2,675	3,084
	Azusa CA Unified School District GO	5.000%	8/1/29		500	552
	Azusa CA Unified School District GO	5.000%	8/1/30		500	551
	Azusa CA Unified School District GO	4.000%	8/1/31	(4)	4,045	4,554
	Azusa CA Unified School District GO	5.000%	8/1/31		515	567
	Azusa CA Unified School District GO	5.000%	8/1/32		600	660
	Azusa CA Unified School District GO	5.000%	8/1/33		950	1,047
	Azusa CA Unified School District GO	5.000%	8/1/34		1,055	1,162
	Azusa CA Unified School District GO	5.000%	8/1/35		1,165	1,283
	Azusa CA Unified School District GO	5.000%	8/1/36		1,000	1,100
	Azusa CA Unified School District GO	5.000%	8/1/37		650	715
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	7,645	8,722
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	5,000	5,704
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	7,850	8,956
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/25		6,300	6,961
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/28		5,030	5,549
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/29		7,100	7,829
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/30		13,390	15,625
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/30		16,700	18,375
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/31		4,000	4,244
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/31		2,320	2,675
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/34		25,550	28,704

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/35		22,770	25,412
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37		33,800	37,242
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/38		9,095	9,969
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20		11,000	11,003
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20		25,000	25,049
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21		39,590	39,755
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.250%	4/1/22		10,250	10,396
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24		33,140	33,577
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		48,500	49,512
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25		11,250	11,916
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26		20,000	21,187
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26		2,325	2,494
3	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.120%	4/1/21		20,500	20,591
3	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.320%	5/1/23		19,000	19,266
3	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.320%	5/1/23		4,350	4,411
3	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 1.100%	2.520%	4/1/24		6,100	6,264
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.570%	6/7/19		4,295	4,295
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) VRDO	0.900%	6/7/19	LOC	8,500	8,500
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/24	(4)	300	357
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/26	(4)	685	851
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/28	(4)	1,000	1,226
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/29	(4)	800	977

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Beaumont CA Public Improvement Wastewater Revenue	3.000%	9/1/31	(4)	1,100	1,163
Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/32	(4)	1,460	1,765
Beaumont CA Public Improvement Wastewater Revenue	3.250%	9/1/34	(4)	1,000	1,046
Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/35	(4)	835	1,002
Beaumont CA Public Improvement Wastewater Revenue	3.375%	9/1/36	(4)	1,600	1,680
Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/37	(4)	1,350	1,609
Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/38	(4)	1,350	1,605
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	5.000%	8/1/21		5,500	5,938
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	5.000%	8/1/24		5,110	5,866
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	(2)	3,065	2,381
Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/24	(4)	1,000	1,185
Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/25	(4)	1,445	1,705
Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/26	(4)	2,000	2,347
Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/27	(4)	2,375	2,782
Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/29	(4)	1,240	1,443
Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/30	(4)	750	877
Brentwood CA Infrastructure Financing Authority Water Revenue	5.000%	7/1/23		400	459
Brentwood CA Infrastructure Financing Authority Water Revenue	5.000%	7/1/24		510	602
Brentwood CA Infrastructure Financing Authority Water Revenue	5.000%	7/1/25		510	603
Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/30		1,700	1,854
Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/31		1,980	2,143
Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/32		2,085	2,247
Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/33		2,165	2,323
Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/34		2,210	2,366
Burbank CA Redevelopment Agency Tax Allocation Revenue	5.000%	12/1/20	(15)	1,610	1,702

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Burbank CA Redevelopment Agency Tax Allocation Revenue	5.000%	12/1/21	(15)	1,350	1,476
	Burbank CA Unified School District GO	0.000%	8/1/20	(14)	3,835	3,767
4	Burbank CA Unified School District GO, 4.500% coupon rate effective 8/1/2023	0.000%	8/1/32		3,680	3,546
2	CA Statewide Communities Development Authority (John Muir Health) TOB VRDO	1.520%	6/7/19		4,875	4,875
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/21		265	280
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/22		1,000	1,080
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/24		535	602
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/25		690	791
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/28		1,635	1,958
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/30		940	1,114
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/32		875	1,025
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/33		960	1,120
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/34		800	929
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/36		1,600	1,845
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/38		1,500	1,721
	California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/21		1,300	1,372
	California County CA Tobacco Securitization Agency Revenue	5.250%	6/1/21		6,060	6,145
	California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/22		1,000	1,079
	California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/23		2,400	2,637
	California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/24		3,840	4,284
	California Department of Veterans Affairs Home Purchase Revenue	3.500%	12/1/45		3,990	4,150
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	(Prere.)	3,100	3,204

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		15,605	16,733
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		1,755	1,815
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		6,835	7,329
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		20,405	22,621
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		4,145	4,288
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	(ETM)	10	10
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19		2,065	2,104
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	(Prere.)	7,960	8,107
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	(Prere.)	840	856
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/20	(ETM)	30	32
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/20		1,220	1,289
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	2,905	3,076
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	3,355	3,552
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	3,455	3,658
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	25	26
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	30	32
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	30	32
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	970	1,028
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	1,120	1,187

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	1,155	1,224
5	California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	1,850	1,960
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(ETM)	1,045	1,140
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21		4,600	5,032
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21		2,475	2,707
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	3,320	3,618
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	3,500	3,814
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21		3,665	4,009
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	2,720	2,974
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	3,910	4,276
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22	(ETM)	1,105	1,245
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22	(Prere.)	505	569
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22		4,895	5,533
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22		3,250	3,673
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23	(ETM)	55	64
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23		1,450	1,691
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(ETM)	30	36
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	5	6

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	10	12
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24		2,365	2,839
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/25		3,060	3,776
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/26		2,045	2,449
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/26		3,010	3,807
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27		4,065	4,863
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27		2,985	3,867
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28		30	33
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		7,750	8,723
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		30	33
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/30		2,800	3,572
	California Department of Water Resources Water System Revenue (Central Valley Project)	4.000%	12/1/33		6,900	7,868
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/34		560	701
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/35		1,130	1,410
5	California Economic Recovery GO	5.000%	7/1/19	(Prere.)	43,745	43,868
	California Economic Recovery GO	5.250%	7/1/19	(Prere.)	28,845	28,932
	California Economic Recovery GO	5.250%	7/1/19	(Prere.)	16,540	16,590
	California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/22		400	444
	California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/24		450	524
	California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/26		505	611
	California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/27		380	467

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/28		375	468
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/29		365	452
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/30		530	651
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/31		1,330	1,620
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/32		1,420	1,723
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/34		1,210	1,457
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/35		1,335	1,601
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/37		1,265	1,506
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/20		1,040	1,057
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/21		800	836
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/22		1,215	1,301
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/23		1,800	1,975
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/24		1,900	2,134
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/25		1,035	1,189
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/26		1,020	1,260
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/30		1,765	2,143
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/31		1,895	2,287
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/32		2,000	2,403
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/33		3,590	3,942
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/34		3,350	3,667
California Educational Facilities Authority Revenue (College of Arts)	5.000%	6/1/20		790	817
California Educational Facilities Authority Revenue (College of Arts)	5.000%	6/1/23		1,195	1,303
California Educational Facilities Authority Revenue (College of Arts)	5.000%	6/1/24		380	413
California Educational Facilities Authority Revenue (College of Arts)	5.250%	6/1/30		1,150	1,259
California Educational Facilities Authority Revenue (Loyola Marymount University)	0.000%	10/1/36	(14)	4,585	2,681
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/24		180	213
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/25		110	133

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/26	110	136
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/28	300	384
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/31	850	1,057
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/32	445	550
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/37	885	1,070
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/38	620	747
California Educational Facilities Authority Revenue (Occidental College)	4.000%	10/1/19	200	202
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/20	290	305
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/21	145	157
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/22	125	140
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/23	130	150
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/24	340	405
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/26	260	317
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/27	250	303
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/30	485	603
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/31	555	684
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/31	1,030	1,212
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/32	1,000	1,176
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/33	775	948
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/33	1,545	1,813
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/34	905	1,104
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/34	2,625	3,070
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/35	430	522
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/35	3,180	3,707
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/36	1,120	1,353
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/37	530	638
California Educational Facilities Authority Revenue (University of Southern California)	5.000%	10/1/25	5,125	6,317

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/20	1,770	1,863
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/21	2,100	2,280
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/22	2,130	2,385
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/23	1,870	2,156
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/24	2,500	2,964
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/25	2,365	2,878
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/31	1,005	1,188
California GO	4.000%	9/1/19	2,100	2,114
California GO	5.000%	10/1/19	21,000	21,260
California GO	5.000%	2/1/20	2,950	3,023
California GO	5.000%	9/1/20	3,690	3,862
California GO	5.000%	9/1/20	4,445	4,652
California GO	5.000%	10/1/20	5,555	5,832
California GO	5.250%	10/1/20	4,500	4,558
California GO	5.000%	2/1/21	2,010	2,132
California GO	5.000%	3/1/21	2,250	2,312
California GO	5.000%	4/1/21	2,250	2,400
California GO	5.000%	9/1/21	13,715	14,854
California GO	5.000%	9/1/21	1,310	1,419
California GO	5.000%	9/1/21	9,800	10,614
California GO	5.000%	10/1/21	2,575	2,797
California GO	5.000%	10/1/21	64,130	69,650
California GO	5.000%	11/1/21	2,930	3,191
California GO	5.000%	2/1/22	1,220	1,339
California GO	5.000%	2/1/22	8,320	9,134
California GO	5.000%	4/1/22	4,580	5,055
California GO	5.000%	4/1/22	38,925	42,965
California GO	5.000%	9/1/22	12,920	14,452
California GO	5.000%	9/1/22	9,525	10,654
California GO	5.250%	9/1/22	17,450	19,657
California GO	5.000%	10/1/22	15,000	16,823
California GO	5.000%	10/1/22	50,320	56,434
California GO	5.000%	11/1/22	31,890	35,858
California GO	5.000%	2/1/23	15,925	17,457
California GO	5.000%	2/1/23	15,020	16,997
California GO	5.000%	4/1/23	21,000	23,885
California GO	5.000%	8/1/23	11,055	12,700
California GO	5.000%	8/1/23	3,350	3,849
California GO	5.000%	9/1/23	10,160	11,701
California GO	5.000%	9/1/23	7,110	7,939
California GO	5.250%	9/1/23	2,550	2,775
California GO	5.000%	10/1/23	1,305	1,507
California GO	5.000%	10/1/23	12,595	14,541
California GO	5.000%	10/1/23	6,745	7,787
California GO	5.000%	10/1/23	3,325	3,839
California GO	5.000%	10/1/23	16,135	18,628
California GO	5.000%	11/1/23	20,000	23,148

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California GO	5.000%	11/1/23	2,280	2,639
	California GO	5.000%	12/1/23	2,550	2,959
	California GO	5.000%	2/1/24	11,215	12,670
	California GO	5.000%	3/1/24	3,000	3,083
	California GO	5.000%	4/1/24	2,500	2,928
	California GO	5.000%	4/1/24	21,415	25,078
	California GO	5.000%	8/1/24	1,025	1,212
	California GO	5.000%	8/1/24	1,510	1,785
	California GO	5.000%	9/1/24	10,000	11,162
	California GO	5.000%	9/1/24	1,115	1,321
	California GO	5.000%	9/1/24	5,000	5,925
	California GO	4.000%	10/1/24	8,000	9,093
	California GO	5.000%	10/1/24	3,645	4,330
	California GO	5.000%	10/1/24	10,000	11,879
	California GO	5.000%	10/1/24	8,725	10,364
	California GO	5.000%	11/1/24	5,000	5,261
	California GO	5.000%	11/1/24	1,900	2,262
	California GO	5.000%	12/1/24	30,875	35,764
	California GO	5.000%	2/1/25	12,900	14,133
	California GO	5.500%	2/1/25	8,575	10,493
	California GO	4.000%	3/1/25	1,485	1,699
	California GO	5.000%	3/1/25	1,400	1,679
	California GO	5.000%	4/1/25	43,625	52,438
	California GO	5.000%	8/1/25	12,430	15,072
	California GO	5.000%	8/1/25	1,590	1,928
	California GO	5.000%	8/1/25	10,185	12,350
	California GO	5.000%	9/1/25	2,185	2,438
	California GO	5.000%	9/1/25	4,895	5,948
	California GO	5.000%	9/1/25	2,190	2,518
	California GO	5.000%	10/1/25	13,865	15,742
	California GO	5.000%	10/1/25	13,985	17,028
	California GO	5.000%	11/1/25	14,205	16,856
	California GO	5.000%	11/1/25	12,205	14,892
	California GO	5.000%	11/1/25	1,520	1,599
	California GO	5.000%	3/1/26	5,000	5,138
	California GO	5.000%	4/1/26	2,120	2,612
	California GO	5.000%	8/1/26	20,970	26,034
	California GO	5.000%	8/1/26	11,030	13,694
	California GO	5.000%	8/1/26	20,000	24,830
1	California GO	5.000%	8/1/26	20,520	25,476
	California GO	5.000%	9/1/26	5,455	6,785
	California GO	5.000%	10/1/26	10,085	12,392
	California GO	4.000%	11/1/26	2,440	2,876
	California GO	5.000%	11/1/26	7,500	7,887
1	California GO	5.000%	11/1/26	4,550	5,681
	California GO	5.000%	11/1/26	9,160	11,437
	California GO	3.500%	8/1/27	26,345	29,865
	California GO	5.000%	8/1/27	20,465	25,315
	California GO	5.000%	10/1/27	13,915	15,771
	California GO	5.000%	10/1/27	8,265	10,126
	California GO	5.250%	10/1/27	5,000	5,443
	California GO	5.000%	11/1/27	5,160	6,578
	California GO	5.000%	8/1/28	6,510	7,809
	California GO	5.000%	8/1/28	20,240	25,553

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California GO	5.000%	8/1/28		1,850	2,281
	California GO	4.000%	9/1/28		7,000	8,073
	California GO	5.000%	9/1/28		17,535	21,654
	California GO	5.250%	9/1/28		6,000	6,508
	California GO	5.000%	10/1/28		1,840	2,379
	California GO	5.000%	11/1/28		12,340	15,650
	California GO	5.250%	2/1/29		2,790	3,066
	California GO	5.000%	5/1/29		17,945	20,917
	California GO	5.000%	8/1/29		7,195	8,848
	California GO	5.000%	8/1/29		44,340	54,526
	California GO	5.000%	9/1/29		9,425	11,580
	California GO	5.000%	9/1/29		1,395	1,714
	California GO	5.000%	9/1/29		6,000	6,469
	California GO	5.000%	10/1/29		10,805	13,914
	California GO	5.000%	10/1/29		15,000	16,977
	California GO	5.000%	10/1/29		18,695	22,726
	California GO	5.000%	11/1/29		20,820	26,230
	California GO	5.000%	11/1/29		5,000	5,752
	California GO	4.500%	12/1/29		2,525	2,885
	California GO	5.250%	3/1/30		20,000	20,572
1	California GO	5.000%	4/1/30		9,215	12,177
	California GO	5.000%	5/1/30		13,870	16,124
	California GO	5.000%	8/1/30		19,910	24,321
	California GO	5.000%	8/1/30		27,055	33,783
	California GO	5.000%	8/1/30		6,530	7,981
	California GO	5.000%	9/1/30		9,180	10,985
	California GO	5.000%	9/1/30		10,000	10,777
	California GO	5.250%	9/1/30		5,000	5,776
	California GO	5.000%	10/1/30		5,800	6,808
	California GO	4.000%	11/1/30		14,470	16,711
	California GO	5.000%	11/1/30		8,760	10,984
	California GO	5.000%	12/1/30		3,760	4,332
	California GO	5.000%	4/1/31		11,020	14,740
	California GO	5.000%	5/1/31		13,010	15,071
	California GO	5.000%	8/1/31		10,015	11,781
1	California GO	5.000%	8/1/31		22,300	27,062
	California GO	5.250%	8/1/31		5,755	6,939
	California GO	5.000%	9/1/31		3,050	3,707
	California GO	5.000%	9/1/31		7,000	7,544
	California GO	5.000%	10/1/31		5,500	6,438
	California GO	4.000%	11/1/31		15,000	17,238
	California GO	5.000%	11/1/31		1,670	2,083
	California GO	5.000%	12/1/31		6,000	6,908
	California GO	5.000%	12/1/31		6,500	7,575
	California GO	5.000%	2/1/32		2,540	2,770
	California GO	5.000%	4/1/32		10,000	13,557
	California GO	5.000%	8/1/32		25,085	30,995
	California GO	5.000%	8/1/32		5,000	5,947
	California GO	5.250%	8/1/32		2,025	2,438
	California GO	5.250%	8/1/32	(4)	995	1,319
	California GO	5.000%	9/1/32		15,100	18,303
5	California GO	5.000%	10/1/32		23,535	27,534
1	California GO	4.000%	11/1/32		12,175	13,947
	California GO	5.000%	2/1/33		1,760	1,974

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California GO	5.000%	2/1/33		1,750	1,907
	California GO	5.000%	3/1/33		3,395	4,006
	California GO	6.000%	3/1/33		12,000	12,413
	California GO	5.000%	4/1/33		13,000	15,010
	California GO	4.000%	8/1/33		15,090	16,950
	California GO	5.000%	8/1/33		1,500	1,747
	California GO	5.000%	8/1/33		1,270	1,536
	California GO	5.000%	9/1/33		25,075	30,351
	California GO	5.000%	9/1/33		3,830	4,367
	California GO	4.000%	11/1/33		12,500	14,242
	California GO	5.000%	12/1/33		3,120	3,627
	California GO	4.000%	8/1/34		18,020	20,112
	California GO	5.000%	8/1/34		5,125	6,292
	California GO	4.000%	9/1/34		26,130	29,189
	California GO	4.000%	9/1/34		4,725	5,278
	California GO	5.000%	9/1/34		10,655	12,880
	California GO	5.000%	10/1/34		9,200	10,753
	California GO	5.000%	4/1/35		39,400	45,442
	California GO	5.000%	8/1/35		10,000	11,812
	California GO	5.000%	8/1/35		9,015	10,843
	California GO	4.000%	9/1/35		3,390	3,764
	California GO	5.000%	9/1/35		9,885	11,908
	California GO	5.000%	10/1/35		17,500	20,861
	California GO	5.000%	11/1/35		3,810	4,683
	California GO	5.000%	11/1/35		1,000	1,229
	California GO	5.000%	4/1/36		16,375	18,837
	California GO	5.000%	9/1/36		10,705	12,846
	California GO	4.000%	11/1/36		7,000	7,828
	California GO	5.000%	11/1/36		4,180	5,122
	California GO	5.000%	4/1/37		20,030	22,993
	California GO	5.000%	11/1/37		10,050	12,278
	California GO	3.700%	12/1/37		3,370	3,618
	California GO	5.000%	4/1/38		10,000	11,456
	California GO PUT	3.000%	12/1/19		52,000	52,062
	California GO PUT	4.000%	12/1/21		21,905	22,945
2	California GO TOB VRDO	1.380%	6/7/19		20,600	20,600
2	California GO TOB VRDO	1.380%	6/7/19		5,000	5,000
2	California GO TOB VRDO	1.400%	6/7/19		2,825	2,825
2	California GO TOB VRDO	1.570%	6/7/19		4,750	4,750
2	California GO TOB VRDO	1.570%	6/7/19		7,000	7,000
	California GO VRDO	1.230%	6/3/19	LOC	8,050	8,050
	California GO VRDO	1.350%	6/3/19	LOC	250	250
	California GO VRDO	1.080%	6/10/19	LOC	20,000	20,000
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/20		1,075	1,105
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/22		1,200	1,283
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/23		1,810	1,976
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/24		3,325	3,705
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/25		3,025	3,438

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/25		5,700	6,409
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/26		2,190	2,529
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/26		2,000	2,249
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/27		4,105	4,630
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/28		1,240	1,386
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/28		5,000	5,354
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/31		2,100	2,295
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/32		2,375	2,576
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33		24,545	25,892
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33		5,040	5,436
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/34		3,000	3,221
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/35		3,200	3,426
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	7/1/19	(ETM)	1,000	1,003
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/19	(Prere.)	4,260	4,275
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/20		4,760	4,883
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/21		3,830	4,057
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/22		8,010	8,495
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/23		1,605	1,702
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.500%	7/1/25		5,175	5,189
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/25		19,820	20,006
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27		7,500	7,966
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19		1,000	1,008
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20		2,130	2,226
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21		2,015	2,180
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/26		6,980	8,547
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/29		7,250	8,775
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/31		1,760	2,105

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/35	14,100	15,434
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/36	12,500	13,645
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/22	3,500	3,884
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23	1,420	1,569
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/24	7,410	8,195
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27	4,000	4,424
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	8,790	9,714
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/32	365	435
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/33	620	735
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	4.000%	8/15/34	820	894
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/35	3,650	4,295
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/36	4,100	4,804
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/37	1,335	1,557
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	6.250%	11/1/29	5,000	5,100
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.000%	11/1/31	2,000	2,165
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	300
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	482
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	969
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	843
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	343
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	886
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	813
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	778
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,455	1,579
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,520	1,696
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	1,894

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,525	2,808
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/27	2,000	2,217
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	13,792
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/35	3,520	3,873
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	4.000%	2/1/20	1,715	1,746
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/27	1,250	1,571
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/28	3,000	3,582
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/29	1,000	1,191
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/30	2,205	2,607
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/30	1,500	1,851
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/31	5,930	6,960
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/32	2,610	3,048
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/33	3,295	3,829
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/33	3,035	3,664
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/34	3,310	3,827
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/34	2,510	3,011
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/35	4,020	4,625
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/35	3,500	4,171
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/36	3,000	3,554
2	California Health Facilities Financing Authority Revenue (Kaiser Credit Group) TOB VRDO	1.420%	6/7/19	8,000	8,000
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	5.000%	11/1/27	24,885	32,039
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/38	25,270	27,922
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	5,000	5,583
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	40,000	44,665
2	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.390%	6/7/19	10,200	10,200
2	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.440%	6/7/19	5,500	5,500

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
2	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.470%	6/7/19	LOC	7,435	7,435
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) VRDO	1.160%	6/10/19		1,950	1,950
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	4.000%	8/15/19		500	503
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/21		505	545
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/21		950	1,026
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/22		365	407
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/22		560	625
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/23		340	390
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/30		1,680	2,032
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/31		1,300	1,563
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/32		1,780	2,132
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/33		1,610	1,921
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	4.000%	8/15/34		1,500	1,596
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/34		400	481
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/35		550	659
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/36		1,050	1,251
2	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.420%	6/7/19		7,705	7,705
2	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.420%	6/7/19		2,060	2,060

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.450%	6/7/19	2,223	2,223
2	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.450%	6/7/19	4,000	4,000
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/24	850	1,008
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/25	425	504
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/26	775	917
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/19	1,520	1,533
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,012
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/20	1,835	1,898
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/21	1,095	1,160
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/21	1,055	1,142
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,438
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/22	2,450	2,734
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,604
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,594
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/20	300	312
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/21	465	501
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/22	175	194
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/24	370	435
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/25	500	603
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/26	750	902
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/28	880	1,051
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/29	855	1,018

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/31	870	1,028
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,100
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,195
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,166
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,673
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	5,813
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/33	5,045	5,810
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,498
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	5.000%	10/1/30	2,015	2,450
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	5.000%	10/1/31	2,200	2,659
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/34	2,250	2,472
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/35	8,010	8,777
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/36	3,425	3,742
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	1.250%	10/1/20	19,405	19,314
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	2.000%	10/1/25	16,000	16,341
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.000%	8/15/20	500	522
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.500%	8/15/26	6,000	6,514
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.000%	8/15/31	2,865	3,070
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/25	760	826
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/27	860	933
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,274
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,079
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/29	4,995	5,698

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.500%	7/1/29		10,000	10,033
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33		6,485	7,294
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20		12,500	13,076
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/19		2,000	2,015
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.250%	11/15/20	(Prere.)	2,000	2,113
California Health Facilities Financing Authority Revenue (Stanford Hospital)	4.000%	8/15/21		2,250	2,382
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/23		1,855	2,071
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/19		2,000	2,015
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/20		2,200	2,298
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/20	(Prere.)	4,750	4,986
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20	(Prere.)	5,000	5,270
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/21		1,320	1,427
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/21		500	545
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/21		3,930	4,285
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/22		1,185	1,280
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/22		200	225
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/22		2,075	2,335
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/23		300	348
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/23		2,500	2,899
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/24		420	501
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/24		1,075	1,283
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/24		2,500	2,983
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/25		485	593
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/25		650	795
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/25		2,510	3,071
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/26		400	487
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/26		1,085	1,358

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/26		2,750	3,441
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/27		525	637
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/27		1,000	1,274
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/28		540	653
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/28		1,250	1,550
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/28		820	1,038
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/29		875	1,078
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/30		1,180	1,445
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.250%	8/15/31		5,555	5,998
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/31		1,225	1,492
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/31		1,335	1,657
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/32		1,425	1,730
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/32		1,800	2,223
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33		3,580	4,325
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/34		4,000	4,811
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/35		3,195	3,832
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/35		5,000	6,094
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/35		7,000	8,532
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36		3,090	3,694
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36		3,625	4,401
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36		6,725	8,165
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/37		5,010	6,056
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/37		24,295	29,368
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/38		5,000	6,021
	California Health Facilities Financing Authority Revenue (Sutter Health) PUT	1.000%	8/15/19		6,000	5,990
2	California Health Facilities Financing Authority Revenue VRDO	1.620%	6/7/19	LOC	20,000	20,000
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/20		200	208

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/21	600	644
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/22	455	504
	California Infrastructure & Economic Development Bank Revenue	4.000%	10/1/22	1,000	1,090
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/22	1,785	2,004
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/22	8,000	8,980
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/23	250	285
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/23	1,850	2,143
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/23	4,000	4,635
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/24	610	714
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/24	1,175	1,402
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/24	1,300	1,552
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/25	1,525	1,871
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/25	5,000	6,136
1	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/26	800	982
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/26	1,510	1,901
	California Infrastructure & Economic Development Bank Revenue	5.000%	2/1/27	1,505	1,677
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/27	1,775	2,176
	California Infrastructure & Economic Development Bank Revenue	4.000%	7/1/29	985	1,119
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/20	1,000	1,054
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/21	810	882
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/29	1,500	1,717
3	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, 70% of 1M USD LIBOR + 0.380%	2.080%	8/1/21	7,460	7,462

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Infrastructure & Economic Development Bank Revenue (Independent System Operator Corp. Project)	5.000%	2/1/34	10,000	11,090
California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/26	860	1,060
California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/27	840	1,033
California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/28	595	730
California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/29	1,000	1,222
California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	4.000%	9/1/31	1,760	1,972
California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/32	1,615	1,939
California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	4.000%	9/1/34	715	787
California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	4.000%	9/1/35	750	822
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/28	1,055	1,303
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/29	740	907
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/30	1,080	1,316
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/31	1,225	1,477
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/32	1,140	1,370
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/33	1,110	1,330
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/34	2,850	3,403
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/20	1,070	1,106

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/21	1,000	1,070
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/22	1,500	1,655
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/23	1,150	1,306
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/24	1,300	1,514
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/25	1,365	1,629
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/26	1,430	1,744
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/26	1,190	1,451
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/27	1,500	1,846
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/30	1,500	1,820
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/31	1,000	1,207
California Infrastructure & Economic Development Bank Revenue (Segerstrom Center for the Arts Project)	5.000%	1/1/25	11,105	13,120
California Infrastructure & Economic Development Bank Revenue (University of California)	5.000%	5/15/37	2,500	3,059
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/19	635	638
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/20	865	887
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/21	900	939
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/21	1,130	1,207
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/22	690	731
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/22	325	356

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/23	400	449
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/24	1,025	1,163
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/26	1,130	1,326
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/30	1,000	1,130
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/31	600	695
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/37	1,000	1,048
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/24	1,610	1,915
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/26	5,370	6,546
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/31	3,955	4,343
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/32	4,220	4,624
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/33	4,390	4,796
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/20	1,760	1,797
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/21	1,300	1,359
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/22	1,000	1,067
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/23	1,285	1,396
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/24	1,325	1,463
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/25	1,180	1,323
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35	2,490	2,700
California Municipal Finance Authority Revenue (Biola University)	4.000%	10/1/19	205	207
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/21	375	404
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/22	130	144

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/24	375	438
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/25	305	363
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/29	410	501
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/29	660	742
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/30	500	560
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/30	585	709
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/31	2,140	2,569
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/32	1,190	1,423
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/34	570	676
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/35	1,100	1,301
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/36	645	761
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/23	225	256
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/24	275	319
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/25	275	326
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/26	300	361
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/27	900	1,102
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/28	750	935
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/29	225	278
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/30	225	276
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/31	225	274
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/33	225	272
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/35	225	270
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/37	300	357
California Municipal Finance Authority Revenue (Channing House Project)	5.000%	5/15/32	505	604
California Municipal Finance Authority Revenue (Channing House Project)	5.000%	5/15/37	250	296
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/20	1,625	1,660

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/20	2,005	2,049
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/21	2,200	2,317
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/21	1,000	1,053
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/22	500	542
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/22	1,000	1,084
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/23	835	929
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/23	1,000	1,113
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/24	3,435	3,921
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/24	500	571
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/25	1,700	1,987
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/25	650	760
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/26	2,200	2,625
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/26	700	817
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/27	1,500	1,823
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/27	600	699
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/28	750	871
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/29	1,895	2,194
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/31	3,470	3,982

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/32		3,620	4,233
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/32		3,655	4,176
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/33		3,225	3,756
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/33		3,835	4,368
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/34		4,250	4,935
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/34		4,035	4,584
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/35		4,675	5,411
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/35		4,000	4,534
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/36		2,000	2,309
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/37		1,500	1,726
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/20	(ETM)	1,375	1,428
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.125%	7/1/20	(Prere.)	2,150	2,236
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/24		1,000	1,145
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/25		1,350	1,577
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27		700	845
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/28		1,365	1,641
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/29		1,520	1,818
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/30		770	915
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/30		1,000	1,189
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/31		1,000	1,182
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/31		1,000	1,182
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/32		900	1,059

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/33	1,030	1,209
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/33	1,500	1,761
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/34	1,575	1,841
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/35	1,745	2,031
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/35	2,000	2,327
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/36	1,900	2,202
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/36	1,800	2,086
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/37	1,510	1,742
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/25	650	755
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/26	1,975	2,342
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/27	1,170	1,412
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/28	755	926
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/29	500	610
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/30	600	727
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/31	1,020	1,226
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/32	855	1,022
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/33	700	833
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/34	1,100	1,306
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/36	1,750	2,062
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/37	1,000	1,175
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/26	630	786
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,190
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,783
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,700
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,773
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	4.000%	11/1/22	1,000	1,066
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	4.000%	11/1/23	2,465	2,671

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/23	1,000	1,125
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/24	1,825	2,097
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/24	1,000	1,149
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,170
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,170
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,187
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,187
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/27	1,000	1,202
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/27	1,500	1,759
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/28	1,500	1,750
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/28	3,500	4,262
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/29	1,250	1,462
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/30	1,450	1,669
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/31	1,340	1,543
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/36	8,900	10,079
California Municipal Finance Authority Revenue (Pomona College)	5.000%	1/1/32	1,185	1,478
California Municipal Finance Authority Revenue (Pomona College)	5.000%	1/1/33	510	633
California Municipal Finance Authority Revenue (Pomona College)	4.000%	1/1/37	1,400	1,566
California Municipal Finance Authority Revenue (Pomona College)	4.000%	1/1/38	1,835	2,044
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/24	300	347
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/25	400	472
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/26	475	571
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/27	650	792
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/28	450	558

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Municipal Finance Authority Revenue (University of La Verne)	4.000%	6/1/19		400	400
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/19	(ETM)	2,375	2,375
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/20		300	311
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/21		350	376
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/22		250	276
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/23		625	708
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/24		360	419
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/25		1,000	1,193
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/27		2,565	3,200
California Municipal Finance Authority Student Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/35		1,270	1,412
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/22		700	766
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/23		1,250	1,401
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/25		2,425	2,841
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/26		2,550	3,042
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/27		1,925	2,340
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/29		1,500	1,853
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/30		3,045	3,733
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/31		3,000	3,646
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/35		2,000	2,388
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/38		2,300	2,718
California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water Department)	5.000%	8/1/31	(15)	1,455	1,728

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water Department)	5.000%	8/1/36	(15)	1,805	2,111
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/29		700	810
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/30		500	576
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/31		535	612
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/32		500	570
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/33		500	569
California Public Finance Authority Revenue (Sharp Healthcare Obligated Group) VRDO	1.280%	6/3/19	LOC	2,400	2,400
California Public Works Board Lease Revenue	5.000%	3/1/20		7,955	8,170
California Public Works Board Lease Revenue	5.000%	3/1/21		1,800	1,913
California Public Works Board Lease Revenue	5.000%	10/1/21		7,620	8,256
California Public Works Board Lease Revenue	5.000%	3/1/22		1,600	1,756
California Public Works Board Lease Revenue	5.000%	10/1/22		5,860	6,550
California Public Works Board Lease Revenue	5.000%	10/1/28		13,775	17,297
California Public Works Board Lease Revenue	5.000%	10/1/29		12,260	15,306
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/19		5,380	5,447
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/20		4,180	4,331
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/20		5,655	5,927
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/21		7,430	7,963
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/21		5,945	6,441
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/21		1,425	1,544
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/22		4,440	4,899
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/22		9,425	10,427
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/22		3,230	3,601
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/22		6,250	6,986
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/22		1,500	1,677
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/23		5,295	6,020
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/23		3,285	3,781
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/23		2,350	2,705
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/24		5,560	6,504
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/24		4,295	5,071

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/24		1,955	2,313
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/25		3,105	3,737
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/26		5,775	7,094
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/27		6,435	8,063
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/31		5,000	5,772
	California Public Works Board Lease Revenue (Department of Corrections)	3.000%	10/1/31	(4)	1,050	1,099
	California Public Works Board Lease Revenue (Department of Corrections)	5.750%	10/1/31		6,000	6,574
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/32		5,025	5,789
	California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/32		5,015	5,851
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/33		5,000	5,749
	California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/33		3,000	3,493
	California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35		25,000	27,656
	California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/28		5,865	6,639
	California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/29		8,975	10,155
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24		400	435
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/25		1,525	1,723
1	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/25		50	59
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25		1,575	1,722
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/26		1,600	1,806
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27		7,000	7,602
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28		2,860	3,219
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28		4,980	5,405
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29		2,500	2,809
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29		5,000	5,422
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/32		3,200	3,591
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/33		1,650	1,847

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	6/1/20	(ETM)	7,670	7,956
	California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/21	(ETM)	1,650	1,794
	California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/27		2,580	3,227
	California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/28		4,000	4,977
	California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/29		5,235	6,481
	California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/30		2,435	2,997
	California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/32		2,000	2,439
	California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/33		500	608
	California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/34		2,575	3,122
	California Public Works Board Lease Revenue (Various Capital Projects)	5.250%	11/1/19	(Prere.)	5,000	5,082
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/20		10,050	10,263
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20		4,160	4,285
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/20		5,865	6,059
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/20		1,600	1,686
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21		2,965	3,230
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21		1,110	1,209
5	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(Prere.)	5,000	5,461
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(ETM)	5,400	5,898
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(Prere.)	2,645	2,889
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22		2,800	3,090
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22		2,620	2,891
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/22	(Prere.)	3,000	3,363
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/22	(Prere.)	3,000	3,363
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/22		1,600	1,793
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/22		1,195	1,342
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/23		4,180	4,595

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23	2,765	3,144
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/23	1,035	1,158
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/24	2,890	3,381
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/24	2,055	2,299
1	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/24	10	12
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/25	3,610	4,036
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/26	3,205	3,937
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/27	5,000	6,167
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	4,197
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/27	5,050	6,230
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/28	4,395	5,225
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/28	3,520	4,489
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	19,987
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/29	1,175	1,391
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,685
	California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	17,021
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/30	1,250	1,473
	California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	5,595	6,520
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31	1,650	1,835
	California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/31	7,150	8,333
	California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/32	14,895	16,755
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	5,563
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/32	11,465	12,744
	California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/33	4,670	5,423
	California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/22	1,545	1,685
	California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/23	800	891

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/24	350	398
	California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/36	2,250	2,506
	California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/21	175	187
	California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/22	335	367
	California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/23	345	387
	California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/24	320	367
	California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/25	150	175
	California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/26	150	178
	California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/27	160	193
	California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/28	190	231
	California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/38	2,000	2,327
1	California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/22	100	109
1	California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/23	100	112
1	California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/24	130	148
1	California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/25	100	116
1	California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/26	105	124
1	California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/27	110	132
1	California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/28	160	195
1	California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/29	330	406
	California State University Systemwide Revenue	5.000%	11/1/19	2,300	2,336
	California State University Systemwide Revenue	5.000%	11/1/20	1,670	1,759
	California State University Systemwide Revenue	5.000%	11/1/22	1,545	1,741
	California State University Systemwide Revenue	5.000%	11/1/23	4,020	4,381
	California State University Systemwide Revenue	5.000%	11/1/24	2,935	3,198
	California State University Systemwide Revenue	5.000%	11/1/24	4,505	5,387
	California State University Systemwide Revenue	5.000%	11/1/25	1,255	1,543
	California State University Systemwide Revenue	5.000%	11/1/27	5,740	6,244

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California State University Systemwide Revenue	5.000%	11/1/27	2,130	2,615
	California State University Systemwide Revenue	5.000%	11/1/28	5,000	5,965
	California State University Systemwide Revenue	5.000%	11/1/28	2,635	3,233
	California State University Systemwide Revenue	4.000%	11/1/29	6,675	7,180
5	California State University Systemwide Revenue	5.000%	11/1/30	2,065	2,524
	California State University Systemwide Revenue	5.000%	11/1/30	2,920	3,541
	California State University Systemwide Revenue	4.000%	11/1/31	10,385	11,098
	California State University Systemwide Revenue	5.000%	11/1/31	10,080	12,148
	California State University Systemwide Revenue	5.000%	11/1/31	8,320	10,104
	California State University Systemwide Revenue	5.000%	11/1/31	8,900	10,465
	California State University Systemwide Revenue	4.000%	11/1/32	17,275	18,436
	California State University Systemwide Revenue	5.000%	11/1/32	5,080	6,145
	California State University Systemwide Revenue	5.000%	11/1/32	6,105	7,523
	California State University Systemwide Revenue	5.000%	11/1/32	12,995	15,582
	California State University Systemwide Revenue	5.000%	11/1/33	10,155	12,237
	California State University Systemwide Revenue	5.000%	11/1/33	6,335	7,772
	California State University Systemwide Revenue	5.000%	11/1/33	11,980	14,016
	California State University Systemwide Revenue	5.000%	11/1/33	5,775	6,902
	California State University Systemwide Revenue	4.000%	11/1/34	10,025	11,246
	California State University Systemwide Revenue	5.000%	11/1/34	5,000	6,106
	California State University Systemwide Revenue	5.000%	11/1/34	8,525	10,719
	California State University Systemwide Revenue	5.000%	11/1/34	6,175	7,200
	California State University Systemwide Revenue	4.000%	11/1/35	10,915	12,174
	California State University Systemwide Revenue	5.000%	11/1/35	8,000	9,727
	California State University Systemwide Revenue	5.000%	11/1/35	5,000	6,260
	California State University Systemwide Revenue	5.000%	11/1/35	6,775	7,883
	California State University Systemwide Revenue	5.000%	11/1/35	13,205	15,671

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California State University Systemwide Revenue	5.000%	11/1/36		3,050	3,636
	California State University Systemwide Revenue	5.000%	11/1/36		1,300	1,574
	California State University Systemwide Revenue	5.000%	11/1/36		10,535	13,145
	California State University Systemwide Revenue	5.000%	11/1/37		3,755	4,533
1	California State University Systemwide Revenue	5.000%	11/1/37		5,000	5,548
	California State University Systemwide Revenue	5.000%	11/1/37		10,405	12,930
	California State University Systemwide Revenue	5.000%	11/1/38		5,495	6,805
	California State University Systemwide Revenue PUT	4.000%	11/1/21		23,465	24,592
	California State University Systemwide Revenue PUT	4.000%	11/1/23		19,435	21,298
	California Statewide Communities Development Authority (Rady Children’s Hospital) VRDO	1.250%	6/3/19	LOC	2,500	2,500
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/26		1,070	1,263
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/27		1,900	2,280
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/28		3,000	3,654
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/29		3,140	3,801
	California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.000%	11/1/19		175	177
	California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.000%	11/1/24		1,000	1,088
	California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.000%	11/1/29		1,650	1,840
	California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.000%	11/1/34		3,700	4,057
	California Statewide Communities Development Authority Revenue (Adventist Health System/West)	4.000%	3/1/20		750	765

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/22	1,500	1,644
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	145	164
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	1,535	1,731
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/24	200	232
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/24	1,095	1,270
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/25	410	488
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/25	765	911
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/26	460	561
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/26	1,500	1,828
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/27	615	765
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/28	575	729
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/29	1,035	1,293
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/30	6,380	7,624
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/30	850	1,053
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/31	700	862
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/32	800	977
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/32	5,000	5,906
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/34	1,000	1,210

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/35		1,475	1,775
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	3.500%	3/1/38		625	644
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	4.000%	11/1/21		215	223
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	5.000%	11/1/22		225	245
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	5.000%	11/1/23		235	260
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	3.000%	11/1/24		245	252
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	3.000%	11/1/25		260	269
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	3.125%	11/1/26		265	277
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	5.000%	11/1/27		270	318
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/19	(4)	250	254
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/20	(4)	210	222
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/21	(4)	200	218
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/22	(4)	200	225
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/23	(4)	400	463
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/24	(4)	500	595
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/27	(4)	1,660	1,964
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/28	(4)	900	1,059
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/34	(4)	2,500	2,884

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Statewide Communities Development Authority Revenue (Citrus Valley Health Partners)	6.300%	6/21/19	(14)	6,800	6,800
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	4.000%	11/1/19		375	379
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/20		100	105
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	4.000%	11/1/21		345	365
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/22		375	418
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/23		275	315
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/24		355	417
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/25		355	416
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/26		325	379
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/27		750	873
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/28		1,310	1,521
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/29		700	810
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/30		1,040	1,197
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.250%	11/1/30		11,500	12,081
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/31		1,100	1,262
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/32		1,690	1,936
California Statewide Communities Development Authority Revenue (Daughters of Charity Health System)	5.500%	7/1/22		2,480	2,423
California Statewide Communities Development Authority Revenue (Daughters of Charity Health System)	5.750%	7/1/24		8,230	8,058

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Daughters of Charity Health System)	5.750%	7/1/25	1,130	1,108
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/30	2,500	2,985
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/31	4,040	4,802
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/33	4,000	4,722
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/34	4,795	5,641
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/35	1,000	1,173
California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/27	500	546
California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/32	680	734
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/20	240	247
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/21	170	181
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/22	120	131
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/23	200	224
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/26	350	421
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/27	160	196
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/28	420	512
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/29	470	572
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/32	255	281
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/34	350	382

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/36	630	679
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/37	650	695
California Statewide Communities Development Authority Revenue (Hooper Street LLC)	5.000%	7/1/24	500	545
California Statewide Communities Development Authority Revenue (Hooper Street LLC)	5.000%	7/1/29	900	1,032
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/19	500	501
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/20	325	337
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/20	330	342
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/21	275	294
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/21	305	327
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/22	250	276
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/22	420	463
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/23	665	752
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/23	300	339
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/24	800	928
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/24	300	348
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/25	1,140	1,321
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/25	300	356
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/26	1,010	1,168

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/26	325	393
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/27	2,020	2,331
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/28	3,000	3,450
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/29	3,000	3,435
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/30	4,575	5,214
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/31	4,000	4,539
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/32	3,790	4,291
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/33	2,500	2,825
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/34	2,000	2,255
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/36	590	705
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/37	500	594
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/38	710	842
California Statewide Communities Development Authority Revenue (Kaiser Credit Group) VRDO	1.050%	6/7/19	5,300	5,300
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.050%	6/7/19	36,085	36,085
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.050%	6/7/19	17,895	17,895
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.200%	6/7/19	10,745	10,745
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/26	300	350
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/27	325	383

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/27	1,000	1,154
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	285	336
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.250%	12/1/29	14,865	16,860
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/24	150	176
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/25	250	300
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/26	370	452
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/27	250	311
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/28	300	376
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/29	360	450
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/30	250	310
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/31	400	493
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/32	480	587
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/33	450	550
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/20	1,400	1,462
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/21	1,030	1,113
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/22	765	853
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/23	525	603
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/24	760	897

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/25	1,000	1,212
	California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/26	1,015	1,260
	California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/27	1,000	1,266
	California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/28	780	1,006
	California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/19	530	534
	California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/20	500	522
	California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,173
	California Statewide Communities Development Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,099
5	California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	12,957
	California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/25	100	121
	California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/26	175	216
	California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/27	205	257
	California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/28	100	128
	California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/29	365	462
	California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/30	275	345
	California Statewide Communities Development Authority Revenue (Viamonte Senior Living Project)	3.000%	7/1/25	8,000	8,157
	California Statewide Communities Development Authority Revenue (Viamonte Senior Living Project)	3.000%	7/1/26	8,050	8,199

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Senior Living Revenue (Southern California Presbyterian Homes)	7.000%	11/15/29	2,000	2,045
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/20	500	517
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/21	825	879
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/22	2,515	2,756
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/23	1,250	1,406
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/24	1,250	1,437
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/25	2,000	2,352
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/26	3,410	4,088
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/27	2,015	2,407
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/28	5,000	5,952
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/29	2,000	2,370
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.125%	5/15/31	7,000	7,511
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/32	2,475	2,892

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/33		3,375	3,933
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/34		1,750	2,033
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/35		2,000	2,318
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase IV)	5.000%	5/15/28		1,550	1,884
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase IV)	5.000%	5/15/29		900	1,089
Campbell CA Union High School District GO	5.000%	8/1/33		2,100	2,538
Campbell CA Union High School District GO	5.000%	8/1/34		2,500	3,008
Campbell CA Union High School District GO	5.000%	8/1/35		4,095	4,913
Campbell CA Union High School District GO	5.000%	8/1/36		5,000	5,983
Campbell CA Union High School District GO	4.000%	8/1/37		5,000	5,448
Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/19	(15)	2,080	2,098
Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/21	(15)	5,225	5,271
Capistrano CA Unified School District Special Tax Revenue	4.000%	9/1/22	(15)	6,020	6,058
Capistrano CA Unified School District Special Tax Revenue	4.000%	9/1/24	(15)	6,860	6,902
Carlsbad CA Unified School District GO	4.000%	5/1/30		5,220	6,022
Carlsbad CA Unified School District GO	4.000%	5/1/32		575	648
Carlsbad CA Unified School District GO	4.000%	5/1/33		690	771
Carlsbad CA Unified School District GO	4.000%	5/1/34		685	761
Carson CA Redevelopment Agency Tax Allocation Revenue (Carson Merged & Amended Project Area)	5.000%	10/1/22		1,130	1,264
Carson CA Redevelopment Agency Tax Allocation Revenue (Carson Merged & Amended Project Area)	5.000%	10/1/23		1,170	1,346
Carson CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/19	(4)	800	810
Carson CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/20	(4)	785	824
Carson CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/21	(4)	850	922

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Carson CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/22	(4)	600	671
Castro Valley CA Unified School District GO	4.000%	8/1/33		750	843
Castro Valley CA Unified School District GO	4.000%	8/1/34		750	839
Castro Valley CA Unified School District GO	4.000%	8/1/35		390	435
Centinela Valley CA Union High School District GO	4.000%	8/1/30	(4)	2,140	2,424
Centinela Valley CA Union High School District GO	4.000%	8/1/31	(4)	1,400	1,571
Centinela Valley CA Union High School District GO	4.000%	8/1/32	(4)	3,355	3,741
Centinela Valley CA Union High School District GO	4.000%	8/1/33	(4)	1,410	1,563
Centinela Valley CA Union High School District GO	4.000%	8/1/34	(4)	5,465	6,023
Central CA Unified School District GO	5.500%	8/1/19	(Prere.)	3,000	3,020
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/19		765	767
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.250%	7/1/20		1,225	1,278
Cerritos CA Community College District GO	0.000%	8/1/20		500	491
Cerritos CA Community College District GO	0.000%	8/1/22		500	474
Cerritos CA Community College District GO	0.000%	8/1/23		500	465
Cerritos CA Community College District GO	4.000%	8/1/30		3,480	3,819
Cerritos CA Community College District GO	4.000%	8/1/32		2,260	2,447
Chabot-Las Positas CA Community College District GO	2.000%	8/1/19		1,000	1,001
Chabot-Las Positas CA Community College District GO	3.000%	8/1/20		1,500	1,531
Chabot-Las Positas CA Community College District GO	5.000%	8/1/20		1,010	1,054
Chabot-Las Positas CA Community College District GO	5.000%	8/1/23		2,225	2,563
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27		2,525	2,890
Chabot-Las Positas CA Community College District GO	5.000%	8/1/30		7,500	8,502
Chabot-Las Positas CA Community College District GO	5.000%	8/1/31		7,500	8,460
Chabot-Las Positas CA Community College District GO	5.000%	8/1/32		13,000	14,653
Chabot-Las Positas CA Community College District GO	4.000%	8/1/33		575	646
Chabot-Las Positas CA Community College District GO	4.000%	8/1/33		250	278
Chabot-Las Positas CA Community College District GO	4.000%	8/1/34		625	699
Chabot-Las Positas CA Community College District GO	4.000%	8/1/34		9,940	10,983
Chabot-Las Positas CA Community College District GO	4.000%	8/1/35		600	668

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Chaffey CA Community College District GO	5.000%	6/1/32		4,700	5,469
	Chaffey CA Union High School District GO	0.000%	8/1/20		400	393
	Chaffey CA Union High School District GO	0.000%	8/1/21		500	484
	Chaffey CA Union High School District GO	0.000%	8/1/22		500	475
	Chaffey CA Union High School District GO	0.000%	8/1/23		600	559
	Chaffey CA Union High School District GO	0.000%	8/1/24		500	457
	Chaffey CA Union High School District GO	0.000%	8/1/25		655	575
	Chaffey CA Union High School District GO	0.000%	8/1/26		1,430	1,202
	Chaffey CA Union High School District GO	0.000%	8/1/28		2,000	1,528
	Chico CA Unified School District GO	3.000%	8/1/19		1,500	1,505
	Chico CA Unified School District GO	4.000%	8/1/20		1,330	1,374
	Chico CA Unified School District GO	4.000%	8/1/21		1,200	1,271
	Chico CA Unified School District GO	4.000%	8/1/22		410	445
	Chico CA Unified School District GO	4.000%	8/1/23		450	499
	Chico CA Unified School District GO	5.000%	8/1/29		210	251
	Chico CA Unified School District GO	5.000%	8/1/30		330	394
	Chico CA Unified School District GO	5.000%	8/1/31		425	506
	Chico CA Unified School District GO	5.000%	8/1/32		385	457
	Chico CA Unified School District GO	5.000%	8/1/33		750	891
	Chico CA Unified School District GO	4.000%	8/1/36		2,025	2,188
	Chico CA Unified School District GO	4.000%	8/1/37		2,200	2,365
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/24	(4)	675	798
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/25	(4)	1,000	1,214
	Chino CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/20	(15)	625	655
	Chino CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	(15)	1,195	1,387
	Chino CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	(15)	1,170	1,342
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/19		2,265	2,286
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/20		1,185	1,240
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/21		2,500	2,686
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23		2,615	2,975
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.250%	9/1/24		3,225	3,700
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/25		3,495	4,042
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/26		3,685	4,254
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27		970	1,118
4	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/33		1,000	946
4	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/35		3,150	2,962
	Clovis CA Unified School District GO	0.000%	8/1/28	(14)	3,000	2,460
	Clovis CA Unified School District GO	0.000%	8/1/30	(14)	12,330	9,397
	Clovis CA Unified School District GO	0.000%	8/1/32		4,185	2,809

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Clovis CA Unified School District GO	0.000%	8/1/33		2,700	1,729
	Clovis CA Unified School District GO	0.000%	8/1/34		2,000	1,219
	Clovis CA Unified School District GO	0.000%	8/1/35		2,775	1,610
	Clovis CA Wastewater System Revenue	5.000%	8/1/27	(15)	1,090	1,377
	Clovis CA Wastewater System Revenue	5.000%	8/1/28	(15)	1,000	1,261
	Clovis CA Wastewater System Revenue	5.000%	8/1/31	(15)	1,380	1,706
	Clovis CA Wastewater System Revenue	5.000%	8/1/33	(15)	1,780	2,187
	Clovis CA Wastewater System Revenue	5.000%	8/1/34	(15)	1,000	1,223
	Clovis CA Wastewater System Revenue	5.000%	8/1/35	(15)	1,000	1,219
	Clovis CA Wastewater System Revenue	5.000%	8/1/36	(15)	2,115	2,570
	Clovis CA Wastewater System Revenue	5.000%	8/1/37	(15)	1,245	1,506
2	Coachella Valley CA Unified School District TOB VRDO	1.540%	6/7/19	(15)	7,500	7,500
	Coast CA Community College District GO	0.000%	8/1/33		8,000	4,903
	Coast CA Community College District GO	5.000%	8/1/33		3,000	3,564
	Colton CA Joint Unified School District GO	5.000%	8/1/23	(4)	785	901
	Colton CA Joint Unified School District GO	5.000%	8/1/25	(4)	1,000	1,142
	Colton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/19		1,040	1,046
	Colton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/20	(15)	1,230	1,285
	Colton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	(15)	1,215	1,349
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/20		915	955
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/21		500	537
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/22		335	372
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/23	(4)	605	690
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	(4)	1,595	1,924
	Conejo Valley CA Unified School District GO	0.000%	8/1/21	(4)	2,000	1,932
	Conejo Valley CA Unified School District GO	0.000%	8/1/22	(4)	2,750	2,606
	Conejo Valley CA Unified School District GO	0.000%	8/1/23	(4)	2,500	2,317
	Conejo Valley CA Unified School District GO	0.000%	8/1/24	(4)	3,000	2,715
	Conejo Valley CA Unified School District GO	0.000%	8/1/25	(4)	3,380	2,945
	Conejo Valley CA Unified School District GO	0.000%	8/1/26	(4)	3,500	2,915
	Conejo Valley CA Unified School District GO	0.000%	8/1/27	(4)	3,000	2,380
	Conejo Valley CA Unified School District GO	0.000%	8/1/28	(4)	2,290	1,724
	Contra Costa CA Community College District GO	5.000%	8/1/24		4,140	4,619
	Contra Costa CA Community College District GO	4.000%	8/1/29		2,350	2,518
	Contra Costa CA Community College District GO	5.000%	8/1/32		3,000	3,420
	Contra Costa CA Community College District GO	5.000%	8/1/33		4,000	4,553

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Contra Costa CA Community College District GO	4.000%	8/1/39		2,865	3,098
	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/30		2,000	2,501
1	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/31		1,295	1,606
	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/32		1,600	1,798
	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/32		2,010	2,475
	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/33		1,800	2,020
	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/33		6,060	7,428
	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/34		5,665	6,917
	Contra Costa County CA Public Financing Authority Lease Revenue	3.000%	6/1/20		1,000	1,018
	Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/20		800	831
	Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/21		800	861
	Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/22		600	667
	Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/23		1,130	1,294
	Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/23		2,410	2,759
	Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/21		500	539
	Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23		500	571
	Corona-Norco CA Unified School District GO	0.000%	8/1/20	(12)	1,825	1,793
	Corona-Norco CA Unified School District GO	0.000%	8/1/21	(12)	2,010	1,943
	Corona-Norco CA Unified School District GO	0.000%	8/1/22	(12)	1,700	1,614
	Corona-Norco CA Unified School District GO	0.000%	8/1/23	(12)	1,000	931
	Corona-Norco CA Unified School District GO	0.000%	8/1/25	(12)	1,325	1,184
	Corona-Norco CA Unified School District GO	0.000%	8/1/26	(12)	1,530	1,332
	Corona-Norco CA Unified School District GO	0.000%	8/1/27	(12)	1,500	1,272
	Corona-Norco CA Unified School District GO	0.000%	8/1/28	(12)	1,290	1,062
	Corona-Norco CA Unified School District GO	4.000%	8/1/33		2,525	2,811
	Corona-Norco CA Unified School District GO	4.000%	8/1/33		2,000	2,227
	Corona-Norco CA Unified School District GO	4.000%	8/1/34		2,000	2,217
	Corona-Norco CA Unified School District GO	4.000%	8/1/34		3,000	3,325
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/23		1,145	1,316
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/24		1,325	1,519
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/25		2,525	2,889

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/27		1,000	1,140
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/28		1,590	1,807
2	Cotati-Rohnert Park CA Unified School District GO TOB VRDO	1.470%	6/7/19	(15)	11,000	11,000
	Covina-Valley CA Unified School District GO	5.000%	8/1/29		2,000	2,264
	Covina-Valley CA Unified School District GO	5.000%	8/1/30		2,250	2,551
	Cupertino CA Union School District GO	5.000%	8/1/25		2,835	3,257
	Cupertino CA Union School District GO	5.000%	8/1/32		480	586
	Cupertino CA Union School District GO	5.000%	8/1/33		545	663
	Cupertino CA Union School District GO	5.000%	8/1/34		245	296
	Del Mar CA Race Track Authority Revenue	4.000%	10/1/21		1,380	1,442
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/24		1,585	1,819
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/26		1,745	1,989
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/27		1,835	2,076
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/29		1,010	1,133
	Desert CA Community College District GO	5.000%	8/1/20		1,760	1,838
	Desert Sands CA Unified School District GO	5.000%	8/1/35		1,000	1,220
	Desert Sands CA Unified School District GO	4.000%	8/1/36		1,440	1,603
	Desert Sands CA Unified School District GO	4.000%	8/1/37		1,500	1,658
	Desert Sands CA Unified School District GO	4.000%	8/1/38		1,500	1,652
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/26		425	530
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/31		1,000	1,242
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/33		1,300	1,602
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/34		900	1,103
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/35		670	818
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/36		1,505	1,831
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/37		1,100	1,333
	East Bay CA Municipal Utility District Waste Water System Revenue	5.000%	6/1/35		8,455	10,112
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/20	(Prere.)	2,005	2,080
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/20	(Prere.)	16,020	16,617
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/25		6,690	8,164
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/31		3,975	4,800
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/32		4,015	4,835
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/34		1,855	2,223
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/35		3,155	3,773

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/35		8,170	10,057
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/36		8,050	9,875
East Bay CA Regional Park District GO	5.000%	9/1/19	(Prere.)	4,030	4,067
East Bay CA Regional Park District GO	5.000%	9/1/28		385	388
East Side CA Union High School District Santa Clara County GO	3.000%	8/1/29	(4)	3,300	3,511
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/29		6,070	6,897
East Side CA Union High School District Santa Clara County GO	3.000%	8/1/30	(4)	7,255	7,647
East Side CA Union High School District Santa Clara County GO	3.000%	8/1/31	(4)	7,945	8,310
East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	(4)	3,000	3,123
East Side CA Union High School District Santa Clara County GO	3.000%	8/1/33	(4)	3,000	3,102
East Side CA Union High School District Santa Clara County GO	4.000%	8/1/33		1,425	1,598
East Side CA Union High School District Santa Clara County GO	3.000%	8/1/36	(4)	6,945	7,044
Eastern California Municipal Water District Water & Sewer	5.000%	7/1/29		2,700	3,339
Eastern California Municipal Water District Water & Sewer	5.000%	7/1/30		2,600	3,181
Eastern California Municipal Water District Water & Sewer	5.000%	7/1/31		5,055	6,135
Eastern California Municipal Water District Water & Sewer	5.000%	7/1/32		5,130	6,197
Eastern California Municipal Water District Water & Sewer	5.000%	7/1/33		5,000	6,036
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/22		1,045	1,165
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/24		1,010	1,200
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/25		1,025	1,254
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/26		1,050	1,317
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/27		2,455	3,070
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/28		1,890	2,355
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/29		3,650	4,531
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/31		3,030	3,711
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/32		2,580	3,144
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/33		3,775	4,580
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/35		4,970	5,983

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/36		2,310	2,768
	Eastern California Municipal Water District Water & Wastewater Revenue VRDO	1.280%	6/3/19		1,200	1,200
3	Eastern California Municipal Water District Water& Wastewater Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	1.670%	10/1/21		12,000	11,988
	El Camino CA Community College District GO	0.000%	8/1/29		8,085	6,538
	El Camino CA Community College District GO	0.000%	8/1/32		10,000	7,266
	El Camino CA Community College District GO	0.000%	8/1/33		3,500	2,454
	El Camino CA Community College District GO	5.000%	8/1/34		1,100	1,323
	El Camino CA Community College District GO	5.000%	8/1/36		1,400	1,672
	El Camino CA Healthcare District GO	4.000%	8/1/33		3,035	3,392
	El Dorado CA Irrigation District Revenue	4.750%	3/1/20	(4)	1,500	1,540
	El Dorado CA Irrigation District Revenue	5.000%	3/1/21	(4)	2,280	2,432
	El Dorado CA Irrigation District Revenue	5.000%	3/1/28	(4)	1,500	1,736
	El Dorado CA Irrigation District Revenue	5.000%	3/1/34	(4)	5,460	6,257
	El Dorado County CA Community Facilities District No. 92-1 Special Tax Revenue	5.000%	9/1/21		2,000	2,165
	Elk Grove CA Finance Authority Special Tax Revenue	4.000%	9/1/19		655	659
	Elk Grove CA Finance Authority Special Tax Revenue	4.000%	9/1/20		560	579
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/21		465	501
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/22		425	472
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/33	(15)	2,000	2,343
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/34	(15)	3,970	4,625
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/35	(15)	3,735	4,345
	Elk Grove CA Unified School District COP	3.000%	2/1/37	(15)	700	700
	Elk Grove CA Unified School District GO	5.000%	8/1/30		1,635	2,001
	Elk Grove CA Unified School District GO	5.000%	8/1/31		1,940	2,346
	Encinitas CA Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/28		1,000	1,095
	Encinitas CA Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/29		800	874
	Escondido CA GO	5.000%	9/1/22		765	857
	Escondido CA GO	5.000%	9/1/23		2,030	2,344
	Escondido CA GO	5.000%	9/1/24		825	981
	Escondido CA GO	5.000%	9/1/25		1,000	1,222
	Escondido CA Union High School District GO	0.000%	8/1/26	(12)	2,740	2,390
	Evergreen CA Elementary School District GO	0.000%	8/1/26	(12)	2,000	1,742
	Evergreen CA School District Election GO	4.000%	8/1/34		1,070	1,175
	Evergreen CA School District Election GO	4.000%	8/1/35		335	377
	Evergreen CA School District Election GO	4.000%	8/1/36		1,870	2,037
	Evergreen CA School District Election GO	4.000%	8/1/37		1,050	1,170
	Fairfield CA COP	0.000%	4/1/34	(10)	940	606
6	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	3.050%	4/15/34		4,700	4,883

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/27		1,000	1,165
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/32		1,820	2,135
	Fontana CA Community Facilities District No. 22 Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26		1,725	1,963
	Fontana CA Community Facilities District No. 22 Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27		1,810	2,051
	Fontana CA Community Facilities District No. 22 Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28		1,900	2,148
	Foothill-De Anza CA Community College District GO	0.000%	8/1/32	(14)	17,000	12,304
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/20	(4)	3,930	3,889
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/21	(4)	4,115	3,996
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/22	(4)	12,255	11,653
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/23	(4)	16,430	15,267
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/24	(4)	1,880	1,709
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.250%	1/15/33		5,000	5,874
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20		22,880	22,966
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.500%	1/15/23		25,455	28,437
4	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.300% coupon rate effective 1/15/2024	0.000%	1/15/29	(4)	2,000	2,026
4	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.500% coupon rate effective 1/15/2024	0.000%	1/15/31	(4)	1,000	1,050
4	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.700% coupon rate effective 1/15/2024	0.000%	1/15/25		2,130	1,929
4	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.800% coupon rate effective 1/15/2024	0.000%	1/15/26		3,000	2,777
4	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.900% coupon rate effective 1/15/2024	0.000%	1/15/27		5,000	4,722
	Franklin-McKinley CA School District GO	0.000%	8/1/32	(4)	3,000	2,032
	Franklin-McKinley CA School District GO	0.000%	8/1/35	(4)	1,840	1,096
6	Freddie Mac ML-05	3.350%	11/25/33		8,000	8,456
	Fremont CA Unified School District GO	4.000%	8/1/29		1,070	1,199
	Fremont CA Unified School District GO	4.000%	8/1/30		1,415	1,574
	Fremont CA Unified School District GO	4.000%	8/1/31		1,790	1,974
	Fremont CA Unified School District GO	4.000%	8/1/32		2,195	2,401
	Fremont CA Unified School District GO	4.000%	8/1/33		2,630	2,855

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Fremont CA Unified School District GO	4.000%	8/1/34		3,105	3,342
	Fremont CA Union High School District GO	4.000%	8/1/32		1,000	1,101
	Fremont CA Union High School District GO	4.000%	8/1/34		2,085	2,274
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/20		1,000	1,027
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/21		3,750	3,983
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/22	(4)	505	554
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/23	(4)	2,560	2,891
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/24	(4)	1,710	1,983
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/25	(4)	1,600	1,892
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/26	(4)	1,650	1,994
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/27	(4)	1,315	1,619
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/28	(4)	1,495	1,832
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/29	(4)	1,025	1,251
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/30	(4)	745	904
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/31	(4)	3,020	3,631
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/32	(4)	1,500	1,798
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/34	(4)	2,460	2,918
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/36	(4)	2,055	2,417
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/37	(4)	1,200	1,405
	Fresno CA Sewer Revenue	5.000%	9/1/24	(12)	140	140
2	Fresno CA Unified School District GO TOB VRDO	1.420%	6/7/19		6,650	6,650
	Fullerton CA Community Facilities District No. 1 Special Tax Revenue (Amerige Heights)	5.000%	9/1/26		1,000	1,101
	Fullerton CA Community Facilities District No. 1 Special Tax Revenue (Amerige Heights)	5.000%	9/1/32		1,600	1,755
	Garden Grove CA Unified School District GO	5.000%	8/1/34		3,650	4,150
	Gavilan CA Joint Community College District GO	5.000%	8/1/32		4,200	5,004
	Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/33		2,400	2,718
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	4.000%	12/1/22	(15)	1,575	1,719
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	4.000%	12/1/23	(15)	2,340	2,604

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	5.000%	12/1/24	(15)	1,605	1,906
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/19		2,000	2,000
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/19		5,640	5,640
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20		1,835	1,902
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20		3,355	3,468
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		1,000	1,072
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		2,785	2,965
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		5,875	6,295
1	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		555	595
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22		3,670	4,009
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22		10,020	11,067
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/23		7,500	8,374
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/24	(2)	4,800	4,398
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/24		11,505	13,037
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25		8,570	9,902
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/26		17,325	20,393
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	(2)	6,500	5,536
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/27		14,810	17,690
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/28		4,285	5,079
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/29		3,000	3,533
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/29		8,480	9,645
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/30		2,470	2,803
	Golden State Tobacco Securitization Corp. alifornia Revenue	5.000%	6/1/30		19,750	23,183
	Golden State Tobacco Securitization Corp. California Revenue	4.000%	6/1/31		3,740	4,163
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32		2,160	2,560
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32		4,605	5,350

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		9,625	11,286
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		6,195	7,176
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34		11,200	13,090
	Golden State Tobacco Securitization Corp. California Revenue	4.000%	6/1/35		1,170	1,285
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35		3,605	4,203
	Golden State Tobacco Securitization Corp. California Revenue	3.500%	6/1/36		21,300	21,545
2	Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	1.520%	6/7/19	LOC	14,050	14,050
	Grossmont CA Union High School District GO	5.000%	8/1/22		1,275	1,423
	Grossmont CA Union High School District GO	0.000%	2/1/25	(4)	1,400	1,267
	Grossmont CA Union High School District GO	0.000%	8/1/26	(4)	2,040	1,731
	Grossmont CA Union High School District GO	0.000%	8/1/27	(4)	2,825	2,281
	Grossmont CA Union High School District GO	0.000%	8/1/28	(4)	2,905	2,222
	Grossmont CA Union High School District GO	0.000%	8/1/28		3,210	2,637
	Grossmont CA Union High School District GO	0.000%	8/1/29		6,965	5,559
	Grossmont CA Union High School District GO	4.000%	8/1/33		10,000	11,011
	Grossmont-Cuyamaca CA Community College District GO	0.000%	8/1/25	(12)	14,010	12,419
	Grossmont-Cuyamaca CA Community College District GO	0.000%	8/1/28	(12)	21,875	17,805
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/34		505	629
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/35		500	620
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/36		1,150	1,421
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/37		1,175	1,442
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/38		1,350	1,648
	Hanford CA Joint Union High School District Revenue	5.000%	8/1/26	(4)	1,420	1,709
	Hanford CA Joint Union High School District Revenue	5.000%	8/1/28	(4)	2,575	3,065
	Hanford CA Joint Union High School District Revenue	5.000%	8/1/29	(4)	2,390	2,837
	Hanford CA Joint Union High School District Revenue	5.000%	8/1/31	(4)	2,385	2,804
	Hartnell CA Community College GO	5.000%	8/1/21		525	567
	Hartnell CA Community College GO	5.000%	8/1/22		525	586
	Hayward CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27		2,000	2,457
	Hayward CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33		1,205	1,436
	Hayward CA Unified School District GO	0.000%	8/1/26	(4)	640	549
	Hayward CA Unified School District GO	5.000%	8/1/30	(4)	3,465	4,020
	Hayward CA Unified School District GO	5.000%	8/1/30	(4)	4,930	5,714
	Hayward CA Unified School District GO	5.000%	8/1/31	(4)	1,500	1,735

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hayward CA Unified School District GO	5.000%	8/1/32	(4)	4,240	4,891
Hayward CA Unified School District GO	5.000%	8/1/32	(4)	1,700	1,961
Hayward CA Unified School District GO	5.000%	8/1/33	(4)	3,045	3,503
Hayward CA Unified School District GO	5.000%	8/1/33	(4)	6,130	7,055
Hayward CA Unified School District GO	4.000%	8/1/35	(15)	1,830	2,056
Hayward CA Unified School District GO	4.000%	8/1/36	(15)	1,535	1,713
Hayward CA Unified School District GO	4.000%	8/1/37	(15)	1,355	1,504
Hayward CA Unified School District GO	4.000%	8/1/38	(15)	1,640	1,807
Hemet CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/19		350	352
Hemet CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/20		250	257
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/21		175	187
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/22		500	547
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/23		500	558
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24		615	701
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25		385	442
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27		950	1,085
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29		1,255	1,422
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32		550	617
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33		580	650
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34		360	402
Hollister CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(15)	1,000	1,166
Hollister CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/28	(15)	1,235	1,435
Huntington Beach CA Union High School District GO	0.000%	8/1/34	(4)(3)	5,000	3,322
Imperial CA Community College District GO	0.000%	8/1/22	(15)	175	166
Imperial CA Community College District GO	0.000%	8/1/23	(15)	250	233
Imperial CA Community College District GO	0.000%	8/1/24	(15)	500	456
Imperial CA Community College District GO	0.000%	8/1/25	(15)	725	644
Imperial CA Community College District GO	0.000%	8/1/26	(15)	1,005	866
Imperial CA Community College District GO	0.000%	8/1/27	(15)	1,580	1,303
Imperial CA Community College District GO	0.000%	8/1/28	(15)	1,885	1,486
Imperial CA Community College District GO	0.000%	8/1/29	(15)	2,000	1,503
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20		1,000	1,053
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/21		1,000	1,090
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22		525	592
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22		1,250	1,409
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/23		1,500	1,744
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24		670	802
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24		1,025	1,227
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/25		1,310	1,610

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26		2,265	2,846
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27		500	617
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/28		615	754
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/32		2,500	2,800
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/33		3,000	3,345
Imperial County CA Local Transportation Authority Sales Tax Revenue	4.000%	6/1/33	(4)	1,365	1,541
Imperial County CA Local Transportation Authority Sales Tax Revenue	4.000%	6/1/34	(4)	1,470	1,647
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/19	(4)	1,225	1,234
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/20	(4)	1,285	1,346
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	(4)	1,615	1,742
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	(4)	1,195	1,329
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	(4)	750	858
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	(4)	645	758
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/21	(15)	515	550
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/22	(15)	405	446
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/23	(15)	1,130	1,279
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/25	(15)	1,600	1,908
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/27	(15)	500	621
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/29	(15)	1,215	1,493
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/30	(15)	1,000	1,217
Irvine CA Reassessment District No. 12-1 Improvement Revenue	4.000%	9/2/19		2,000	2,014
Irvine CA Reassessment District No. 12-1 Improvement Revenue	4.000%	9/2/20		2,425	2,504
Irvine CA Reassessment District No. 12-1 Improvement Revenue	4.000%	9/2/21		1,750	1,850
Irvine CA Reassessment District No. 12-1 Improvement Revenue	5.000%	9/2/23		400	445
Irvine CA Reassessment District No. 13-1 Improvement Revenue	5.000%	9/2/20		350	366
Irvine CA Reassessment District No. 13-1 Improvement Revenue	5.000%	9/2/22		1,125	1,255
Irvine CA Reassessment District No. 15-1 Improvement Revenue	5.000%	9/2/22		1,000	1,115
Irvine CA Reassessment District No. 15-2 Improvement Revenue	4.000%	9/2/20		750	771
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/21		675	724

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/22		650	716
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/23		800	903
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/24		850	980
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/25		450	529
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/26		800	936
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/21		1,500	1,605
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/23		1,150	1,295
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/24		1,225	1,410
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/26		1,300	1,554
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/28		525	631
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/30		385	457
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/31		200	236
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/32		450	529
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/32		525	617
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/33		1,090	1,278
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/33		250	293
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/35		510	594
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/36		350	406
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue VRDO	1.230%	6/3/19	LOC	3,620	3,620
Irvine Ranch CA Water District COP	5.000%	3/1/32		3,630	4,431
Irvine Ranch CA Water District COP	5.000%	3/1/33		2,790	3,388

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Irvine Ranch CA Water District COP	5.000%	3/1/34		1,300	1,572
Irvine Ranch CA Water District COP	5.000%	3/1/36		1,000	1,202
Irvine Ranch CA Water District Revenue	5.000%	2/1/33		1,000	1,219
Irvine Ranch CA Water District Revenue	5.000%	2/1/34		2,000	2,432
Irvine Ranch CA Water District Revenue	5.000%	2/1/35		2,500	3,030
Irvine Ranch CA Water District Revenue	5.000%	2/1/36		2,665	3,217
Jefferson CA Union High School District GO	5.000%	8/1/19	(15)	625	629
Jefferson CA Union High School District GO	5.000%	8/1/20	(15)	500	522
Jefferson CA Union High School District GO	5.000%	8/1/21	(15)	500	539
Jefferson CA Union High School District GO	5.000%	8/1/22	(15)	700	780
Jefferson CA Union High School District GO	5.000%	8/1/23	(15)	1,035	1,188
Jefferson CA Union High School District GO	5.000%	8/1/24	(15)	875	1,034
Jefferson CA Union High School District GO	5.000%	8/1/25	(15)	880	1,069
Jurupa CA Public Financing Authority Special Tax Revenue	4.000%	9/1/19		1,095	1,102
Jurupa CA Public Financing Authority Special Tax Revenue	4.000%	9/1/20		1,385	1,428
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/21		500	539
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/22		1,535	1,705
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/23		1,365	1,559
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/24		620	726
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/25		1,725	2,071
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19		3,415	3,415
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20		1,585	1,637
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21		3,755	4,001
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22		3,950	4,335
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/36		4,930	5,172
Kern CA Community College District GO	0.000%	11/1/27	(14)	7,375	6,177
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/23		750	865
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/24		1,250	1,434
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25		1,250	1,428
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28		1,000	1,174
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/29		1,000	1,171
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30		1,500	1,696
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31		2,095	2,375
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32		1,515	1,764

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34		1,050	1,221
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23		300	325
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24		310	334
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25		550	591
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29		750	793
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	3.000%	8/1/19		500	501
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	3.000%	8/1/20		750	764
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/21		690	726
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22		590	652
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	(4)	435	496
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	(4)	435	511
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	(4)	600	723
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	(4)	1,355	1,568
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	(4)	2,100	2,413
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/28	(4)	1,850	2,111
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29	(4)	890	1,082
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30	(4)	1,000	1,207
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	(4)	1,200	1,429
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/21		1,810	1,953
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/23		2,190	2,511
Liberty CA Union High School District GO	4.000%	8/1/30		750	867
Liberty CA Union High School District GO	4.000%	8/1/31		565	644
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/21		650	686
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/22		450	485
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/23		450	495
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/24		600	673
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/25		550	662
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/26	(4)	1,000	1,235
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/27	(4)	1,025	1,290
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/28	(4)	1,270	1,621

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/29	(4)	2,325	2,938
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/30	(4)	2,225	2,778
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/31	(4)	3,375	4,171
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	3.125%	9/1/33	(4)	2,500	2,603
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/33	(4)	1,625	1,987
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	3.250%	9/1/34	(4)	1,375	1,439
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/29		500	629
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/31		575	711
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/32		700	863
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/33		700	861
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/35		600	733
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/19	(4)	400	404
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/22	(4)	1,000	1,115
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/25	(4)	1,300	1,574
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/28	(4)	1,330	1,709
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/29	(4)	650	826
Lodi CA Unified School District GO	4.000%	8/1/36		4,120	4,585
Lodi CA Unified School District GO	4.000%	8/1/37		2,700	2,989
Long Beach CA Community College District GO	0.000%	6/1/29	(ETM)	960	787
Long Beach CA Community College District GO	0.000%	6/1/29	(4)	5,420	4,331
Long Beach CA Community College District GO	4.000%	8/1/31		1,230	1,404
Long Beach CA Community College District GO	4.000%	8/1/33		760	855
Long Beach CA Community College District GO	4.000%	8/1/34		600	670
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/19		525	533
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20		3,330	3,495
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/21		500	539
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/22		260	288
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/24		8,060	9,273

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/30		1,175	1,530
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/32		2,670	3,525
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/35		505	651
3	Long Beach CA Finance Authority Natural Gas Purchase Revenue, 67% of 3M USD LIBOR + 1.410%	3.097%	11/15/25		16,845	17,201
3	Long Beach CA Finance Authority Natural Gas Purchase Revenue, 67% of 3M USD LIBOR + 1.430%	3.117%	11/15/26		10,025	10,269
	Long Beach CA Harbor Revenue	5.000%	5/15/33		1,000	1,180
	Long Beach CA Harbor Revenue	5.000%	5/15/34		2,000	2,353
	Long Beach CA Harbor Revenue	5.000%	5/15/35		2,825	3,313
	Long Beach CA Unified School District GO	0.000%	8/1/26	(12)	1,450	1,268
	Long Beach CA Unified School District GO	0.000%	8/1/27		2,500	2,054
	Long Beach CA Unified School District GO	5.000%	8/1/30		5,000	5,545
	Los Alamitos CA Unified School District No. 1 GO	3.000%	8/1/36		1,145	1,158
	Los Alamitos CA Unified School District No. 1 GO	3.000%	8/1/37		1,260	1,270
	Los Angeles CA Community College District GO	5.000%	8/1/19	(Prere.)	6,960	7,001
	Los Angeles CA Community College District GO	5.500%	8/1/19	(Prere.)	5,000	5,033
	Los Angeles CA Community College District GO	4.000%	8/1/20		1,000	1,032
	Los Angeles CA Community College District GO	4.000%	8/1/21		555	588
	Los Angeles CA Community College District GO	5.000%	8/1/22		3,145	3,515
	Los Angeles CA Community College District GO	5.000%	8/1/24		4,895	5,822
	Los Angeles CA Community College District GO	5.000%	8/1/25		10,940	13,388
	Los Angeles CA Community College District GO	5.000%	8/1/28		25,145	29,729
	Los Angeles CA Community College District GO	5.000%	8/1/29		1,500	1,770
	Los Angeles CA Community College District GO	4.000%	8/1/30		1,000	1,098
	Los Angeles CA Community College District GO	4.000%	8/1/30		9,045	10,684
	Los Angeles CA Community College District GO	4.000%	8/1/30		4,045	4,530
	Los Angeles CA Community College District GO	5.000%	8/1/30		7,125	8,393
	Los Angeles CA Community College District GO	4.000%	8/1/31		8,575	10,003
	Los Angeles CA Community College District GO	4.000%	8/1/31		6,145	6,711
	Los Angeles CA Community College District GO	4.000%	8/1/31		4,320	4,803

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Community College District GO	5.000%	8/1/31	31,195	36,677
Los Angeles CA Community College District GO	4.000%	8/1/32	2,900	3,348
Los Angeles CA Community College District GO	4.000%	8/1/32	5,205	5,763
Los Angeles CA Community College District GO	4.000%	8/1/32	14,500	16,055
Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	2,208
Los Angeles CA Community College District GO	4.000%	8/1/33	19,215	21,214
Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	3,992
Los Angeles CA Community College District GO	4.000%	8/1/35	4,000	4,525
Los Angeles CA Community College District GO	4.000%	8/1/36	4,900	5,507
Los Angeles CA Community College District GO	5.000%	8/1/36	8,815	10,562
Los Angeles CA Community College District GO	4.000%	8/1/37	6,500	7,261
Los Angeles CA Community College District GO	4.000%	8/1/37	1,025	1,132
Los Angeles CA Community College District GO	4.000%	8/1/37	10,000	10,765
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/23	870	995
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/24	1,000	1,176
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/25	1,500	1,759
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/26	1,200	1,400
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/27	2,000	2,325
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/22	1,035	1,151
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/23	1,000	1,147
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/23	1,420	1,575
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/24	1,700	1,884
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/25	1,345	1,637
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/25	1,500	1,660

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26		1,535	1,855
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26		5,500	5,699
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27		2,020	2,430
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/28		2,000	2,396
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28		10,000	10,392
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29		1,115	1,265
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29		4,385	4,541
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29		10,000	10,390
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30		1,200	1,358
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30		675	845
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30		1,835	1,899
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31		1,190	1,345
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/32		1,700	1,918
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/33		1,510	1,701
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/33		1,800	2,209
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34		4,135	4,649
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34		4,750	5,547
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34		1,955	2,385
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		2,000	2,326
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		1,850	2,248
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/36		2,245	2,719
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/37		2,500	3,016
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/21	(Prere.)	140	151
Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/22		1,030	1,117
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/22		1,060	1,182
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/22		9,985	10,758
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/22		2,630	2,931

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/23	5,605	6,244
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24	1,020	1,209
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24	3,025	3,588
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25	10,100	11,423
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25	520	634
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25	1,395	1,703
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26	1,500	1,670
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26	4,800	5,425
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26	750	925
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26	1,755	2,166
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26	6,060	7,480
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	8,030	9,606
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	1,500	1,741
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	2,065	2,425
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	10,000	11,578
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	965	1,176
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	15,035	17,114
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	2,500	2,925
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	4,690	5,492
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	10,010	12,403
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	2,545	3,224
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	7,000	8,078
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	7,000	7,959
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	7,500	8,852
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	14,250	16,190
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	3,300	3,853
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	6,080	7,106

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	2,170	2,729
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	6,730	7,750
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	5,000	5,677
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,000	1,250
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	16,480	19,394
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,590	1,910
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	5,525	6,651
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	35,250	41,347
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	2,000	2,325
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	5,305	6,172
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	12,005	13,955
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	1,500	1,861
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	20,755	26,013
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	2,120	2,682
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	4,500	5,401
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,000	2,473
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	6,510	8,131
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,750	2,202
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,520	1,811
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,250	2,687
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	4,000	4,858
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	20,525	25,301
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,545	1,832
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	3,050	3,797
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,445	1,718
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,050	1,245
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	5,000	6,031

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		25,260	31,011
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38		5,000	6,110
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38		1,460	1,818
2	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.570%	6/7/19		14,485	14,485
	Los Angeles CA Department of Water & Power Revenue VRDO	1.260%	6/3/19		8,400	8,400
	Los Angeles CA Department of Water & Power Revenue VRDO	1.260%	6/3/19		2,500	2,500
	Los Angeles CA Department of Water & Power Revenue VRDO	1.300%	6/3/19		2,100	2,100
	Los Angeles CA Department of Water & Power Revenue VRDO	1.300%	6/3/19		8,300	8,300
	Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/35		38,460	45,010
	Los Angeles CA GO	5.000%	9/1/21	(Prere.)	5,850	6,343
	Los Angeles CA GO	5.000%	9/1/21	(Prere.)	5,850	6,343
	Los Angeles CA GO	5.000%	9/1/22		10,010	10,841
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/20		500	522
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/21		750	811
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/25		3,795	4,099
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/30		4,010	4,907
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/31		2,560	3,112
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/32		4,300	5,207
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/33		3,515	4,245
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/33		2,560	2,967
	Los Angeles CA Harbor Department Revenue	4.000%	8/1/34		3,000	3,323
	Los Angeles CA Harbor Department Revenue	4.000%	8/1/35		2,685	2,964
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/35		1,925	2,220
	Los Angeles CA Harbor Department Revenue	4.000%	8/1/36		2,520	2,771
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/36		1,985	2,285
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32		8,140	8,993
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/33		8,465	9,330
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36		6,410	8,029
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37		6,190	7,726
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38		7,725	9,588
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/24		6,275	7,489
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/25		5,000	6,132
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/25		8,140	9,982
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/26		3,015	3,781
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/27		4,115	5,154

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29	9,805	12,099
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33	10,410	11,589
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34	5,880	6,499
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/35	28,255	31,122
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/36	6,380	6,994
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/36	9,350	11,070
	Los Angeles CA Unified School District GO	4.000%	7/1/21	1,000	1,056
	Los Angeles CA Unified School District GO	5.000%	7/1/21	10,000	10,759
	Los Angeles CA Unified School District GO	5.000%	7/1/21	2,940	3,163
	Los Angeles CA Unified School District GO	5.000%	7/1/21	9,945	9,973
	Los Angeles CA Unified School District GO	3.000%	7/1/22	1,595	1,676
	Los Angeles CA Unified School District GO	4.000%	7/1/22	1,100	1,189
	Los Angeles CA Unified School District GO	4.000%	7/1/22	18,320	19,805
	Los Angeles CA Unified School District GO	5.000%	7/1/22	13,000	14,444
	Los Angeles CA Unified School District GO	3.000%	7/1/23	1,550	1,649
	Los Angeles CA Unified School District GO	4.000%	7/1/23	425	469
	Los Angeles CA Unified School District GO	5.000%	7/1/23	3,860	4,410
	Los Angeles CA Unified School District GO	5.000%	7/1/23	6,905	7,889
	Los Angeles CA Unified School District GO	5.000%	7/1/23	7,275	8,312
	Los Angeles CA Unified School District GO	5.000%	7/1/23	5,185	5,924
	Los Angeles CA Unified School District GO	4.000%	7/1/24	9,000	10,133
	Los Angeles CA Unified School District GO	5.000%	7/1/24	11,000	12,921
	Los Angeles CA Unified School District GO	5.000%	7/1/24	3,430	3,686
	Los Angeles CA Unified School District GO	5.000%	7/1/24	17,285	20,304
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,699
	Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	3,301
1	Los Angeles CA Unified School District GO	5.000%	7/1/24	15	18
	Los Angeles CA Unified School District GO	5.000%	7/1/24	13,105	15,394
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,010	4,309
1	Los Angeles CA Unified School District GO	5.000%	7/1/25	17,685	21,342
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,771
	Los Angeles CA Unified School District GO	5.000%	7/1/25	6,010	6,459
	Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,605
1	Los Angeles CA Unified School District GO	5.000%	7/1/26	25,875	31,945
	Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	5,726
	Los Angeles CA Unified School District GO	5.000%	7/1/26	9,680	11,951
	Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,684
	Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,599
	Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,287
	Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,306
	Los Angeles CA Unified School District GO	5.000%	7/1/28	34,670	40,485
	Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	2,786
	Los Angeles CA Unified School District GO	5.250%	7/1/28	5,025	5,234
	Los Angeles CA Unified School District GO	5.000%	7/1/29	34,760	40,516
	Los Angeles CA Unified School District GO	5.000%	7/1/29	2,500	2,675
	Los Angeles CA Unified School District GO	5.000%	7/1/30	24,615	28,570
	Los Angeles CA Unified School District GO	5.000%	7/1/30	3,015	3,222
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,367

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/31		3,000	3,204
Los Angeles CA Unified School District GO	4.000%	7/1/33		2,130	2,349
Los Angeles CA Unified School District GO	5.000%	1/1/34		1,385	1,389
Los Angeles CA Unified School District GO	5.000%	1/1/34		1,580	1,584
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20		1,840	1,910
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21		2,110	2,270
Los Angeles CA Wastewater System Revenue	5.000%	6/1/22		2,750	3,054
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23		1,760	2,018
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26		13,090	14,519
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29		10,000	11,070
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31		5,420	6,155
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32		10,880	12,346
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33		1,525	1,808
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33		16,925	19,191
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33		4,500	5,335
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33		5,000	5,928
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34		2,355	2,892
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34		5,000	5,663
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		2,840	3,477
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		2,985	3,655
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		4,500	5,091
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36		3,000	3,658
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36		6,250	7,620
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37		7,000	8,507
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37		3,675	4,463
Los Angeles County CA Facilities Inc. Lease Revenue	5.000%	12/1/36		1,440	1,771
Los Angeles County CA Facilities Inc. Lease Revenue	5.000%	12/1/37		1,335	1,637
Los Angeles County CA Metropolitan Transportation Authority Revenue (Union Station Gateway Project)	5.000%	7/1/25		1,045	1,271
Los Angeles County CA Metropolitan Transportation Authority Revenue (Union Station Gateway Project)	5.000%	7/1/26		2,000	2,437
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/19		1,600	1,600
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/20		4,000	4,011
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21		3,055	3,294
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21	(Prere.)	10,015	10,797
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/22		5,095	5,679
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24		1,255	1,399
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24		4,000	4,744
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25		6,065	7,386
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33		8,585	9,739

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	6,198
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	7,287
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	8,985	10,178
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	6,176
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	12,124
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	30,441
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	6,156
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	12,017
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	25,995
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	6,139
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	21,735	26,617
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/21	2,440	2,667
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/22	1,155	1,290
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/22	1,275	1,439
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/23	1,500	1,674
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/24	1,515	1,689
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/24	1,325	1,584
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/25	1,325	1,477
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/25	970	1,191
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/30	2,500	2,766
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/31	3,000	3,312
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/33	6,190	7,344
2	Los Angeles County CA Public Works Financing Authority Lease Revenue TOB VRDO	1.450%	6/7/19	2,750	2,750
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/21	1,670	1,799

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/22		4,555	5,073
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/23		2,105	2,415
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/24		2,215	2,533
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/19		730	739
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/20		1,000	1,050
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/29		1,370	1,646
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/30		3,060	3,646
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/31		4,300	5,107
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/32		7,225	8,540
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/33		8,350	9,835
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/34		7,100	8,330
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/35		3,790	4,436
Los Angeles County CA School District GO	5.000%	7/1/31	(15)	15,775	19,709
Los Angeles County CA School District GO	5.000%	7/1/32	(15)	3,000	3,730
Los Angeles County CA School District GO	5.000%	7/1/33	(15)	5,080	6,285
Los Angeles County CA School District GO	5.000%	7/1/34	(15)	10,000	12,316
Los Angeles County CA School District GO	5.000%	7/1/35	(15)	10,000	12,267
Los Angeles County CA School District GO	5.000%	7/1/36	(15)	5,600	6,854
Los Angeles County CA School District GO	5.000%	7/1/37	(15)	5,870	7,175
Los Angeles County CA School District GO	5.000%	7/1/38	(15)	5,120	6,234
Los Angeles County CA Unified School District GO	5.000%	7/1/21		12,500	13,449
Los Angeles County CA Unified School District GO	5.000%	7/1/30		9,750	12,558
Los Angeles County CA Unified School District GO	5.000%	7/1/30		1,150	1,397
Los Angeles County CA Unified School District GO	5.000%	7/1/31		10,060	12,873
Los Angeles County CA Unified School District GO	3.000%	1/1/34		17,750	18,097
Los Rios CA Community College District GO	5.000%	8/1/24		500	596
Los Rios CA Community College District GO	5.000%	8/1/25		500	613
Los Rios CA Community College District GO	5.000%	8/1/26		1,410	1,773
Los Rios CA Community College District GO	5.000%	8/1/27		1,100	1,416
Los Rios CA Community College District GO	5.000%	8/1/30		1,140	1,438
Los Rios CA Community College District GO	4.000%	8/1/31		3,070	3,504

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Rios CA Community College District GO	4.000%	8/1/32		3,135	3,551
Los Rios CA Community College District GO	4.000%	8/1/33		3,145	3,540
Los Rios CA Community College District GO	4.000%	8/1/33		1,010	1,080
Los Rios CA Community College District GO	4.000%	8/1/35		3,750	4,180
M-S-R California Energy Authority Revenue	7.000%	11/1/34		8,600	12,850
M-S-R California Energy Authority Revenue	7.000%	11/1/34		8,765	13,097
M-S-R California Energy Authority Revenue	7.000%	11/1/34		12,745	19,044
M-S-R California Energy Authority Revenue	6.500%	11/1/39		2,500	3,752
M-S-R California Public Power Agency Revenue (San Juan Project)	5.000%	7/1/21		5,000	5,382
M-S-R California Public Power Agency Revenue (San Juan Project)	5.000%	7/1/22		5,000	5,564
Manhattan Beach CA Unified School District GO	0.000%	9/1/26	(14)	2,160	1,877
Manteca CA Unified School District GO	5.000%	8/1/20		1,000	1,045
Manteca CA Unified School District GO	5.000%	8/1/21		1,000	1,080
Manteca CA Unified School District GO	5.000%	8/1/22		1,000	1,116
Manteca CA Unified School District GO	5.000%	8/1/23		1,130	1,301
Marin CA Community College District GO	5.000%	8/1/23		550	635
Marin CA Community College District GO	5.000%	8/1/24		445	530
Marin CA Community College District GO	5.000%	8/1/25		605	742
Marin CA Community College District GO	4.000%	8/1/29		450	532
Marin CA Community College District GO	4.000%	8/1/30		800	935
Marin CA Community College District GO	4.000%	8/1/31		7,660	8,829
Marin CA Community College District GO	4.000%	8/1/32		2,945	3,355
Marin CA Community College District GO	4.000%	8/1/32		1,000	1,123
Marin CA Community College District GO	4.000%	8/1/33		1,900	2,155
Marin CA Community College District GO	4.000%	8/1/34		3,030	3,419
Marin CA Community College District GO	4.000%	8/1/34		1,000	1,114
Marin CA Community College District GO	4.000%	8/1/36		665	736
Marin CA Healthcare District GO	5.000%	8/1/28		435	524
Marin CA Healthcare District GO	5.000%	8/1/30		500	598
Marin CA Healthcare District GO	5.000%	8/1/31		1,000	1,191
Marin CA Healthcare District GO	5.000%	8/1/32		1,850	2,195
Marin CA Healthcare District GO	5.000%	8/1/33		1,350	1,604
Marin CA Healthcare District GO	5.000%	8/1/34		1,250	1,479
Marin CA Healthcare District GO	4.000%	8/1/35		1,750	1,911
Marina Coast Water District California Enterprise Revenue	4.000%	6/1/22		1,090	1,179
Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	(Prere.)	1,780	1,890
Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	(Prere.)	2,730	2,899
Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	(Prere.)	1,500	1,593
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/19		445	450
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/20		400	420
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/21	(4)	615	667

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/22	(4)	520	583
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	(4)	1,000	1,210
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(4)	1,250	1,509
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/29	(4)	400	478
Metropolitan Water District of Southern California Revenue	5.000%	7/1/21		2,780	2,998
Metropolitan Water District of Southern California Revenue	5.000%	7/1/23		1,055	1,214
Metropolitan Water District of Southern California Revenue	5.000%	7/1/24		3,575	4,240
Metropolitan Water District of Southern California Revenue	5.000%	7/1/25		3,490	4,259
Metropolitan Water District of Southern California Revenue	5.000%	7/1/26		3,325	4,051
Metropolitan Water District of Southern California Revenue	5.000%	7/1/30		2,150	2,384
Metropolitan Water District of Southern California Revenue	5.000%	10/1/30		3,585	3,942
Metropolitan Water District of Southern California Revenue	5.000%	7/1/31		2,250	2,493
Metropolitan Water District of Southern California Revenue	5.000%	7/1/31		2,930	2,938
Metropolitan Water District of Southern California Revenue	5.000%	10/1/31		11,065	12,162
Metropolitan Water District of Southern California Revenue	5.000%	7/1/35		2,605	2,612
Metropolitan Water District of Southern California Revenue VRDO	1.240%	6/3/19		300	300
Metropolitan Water District of Southern California Revenue VRDO	1.250%	6/3/19		2,600	2,600
Metropolitan Water District of Southern California Revenue VRDO	1.000%	6/7/19		11,200	11,200
Modesto CA Community Facilities District No. 2004-1 Special Tax Revenue (Village One No. 2)	5.000%	9/1/29		1,570	1,799
Modesto CA Community Facilities District No. 2004-1 Special Tax Revenue (Village One No. 2)	5.000%	9/1/30		1,700	1,938
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21		1,000	1,078
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22		1,025	1,143
Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/31		1,475	1,733
Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/31		1,840	2,162

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Montebello CA Unified School District GO TOB VRDO	1.470%	6/7/19	4,800	4,800
	Moreno Valley CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,200	1,499
	Moreno Valley CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,244
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/21	615	643
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/22	685	727
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/23	735	789
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	844
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	972
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	1,088
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,175
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,367
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,596
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	1,042
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	3/1/23	1,330	1,512
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	2,550	2,941
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	5,775
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	6,169
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,387
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	4,902
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,268
	Morgan Hill CA Unified School District GO	4.000%	8/1/32	400	455
	Morgan Hill CA Unified School District GO	4.000%	8/1/33	200	226
	Morgan Hill CA Unified School District GO	4.000%	8/1/34	250	281
	Morgan Hill CA Unified School District GO	4.000%	8/1/36	1,240	1,383
	Morgan Hill CA Unified School District GO	4.000%	8/1/37	745	828
	Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	654
	Mount Diablo CA Unified School District GO	5.000%	8/1/20	700	731
	Mount Diablo CA Unified School District GO	5.000%	8/1/21	785	849
	Mount San Antonio CA Community College District GO	0.000%	8/1/25	2,000	1,788
	Mount San Antonio CA Community College District GO	5.000%	8/1/35	2,000	2,551

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
4	Mount San Antonio CA Community College District GO, 5.875% coupon rate effective 8/1/2023	0.000%	8/1/28		3,000	3,178
	Mount San Jacinto CA Community College District GO	4.000%	8/1/37		3,290	3,672
	Mount San Jacinto CA Community College District GO	4.000%	8/1/38		1,400	1,555
	Mountain View CA Los Altos Union High School District GO	0.000%	8/1/26		3,500	3,066
	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	(4)	500	623
	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	(4)	350	433
	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	(4)	450	555
	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	(4)	1,220	1,492
	Mountain View-Whisman CA School District COP	4.000%	6/1/19		400	400
	Mountain View-Whisman CA School District COP	4.000%	6/1/20		500	514
	Mountain View-Whisman CA School District COP	5.000%	6/1/21		285	307
	Mountain View-Whisman CA School District COP	5.000%	6/1/22		400	445
	Mountain View-Whisman CA School District GO	5.000%	9/1/24		400	477
	Mountain View-Whisman CA School District GO	5.000%	9/1/25		630	773
	Mountain View-Whisman CA School District GO	5.000%	9/1/26		1,110	1,397
	Murrieta Valley CA Unified School District GO	5.000%	9/1/19	(4)	575	580
	Murrieta Valley CA Unified School District GO	5.000%	9/1/20	(4)	775	810
	Murrieta Valley CA Unified School District GO	4.000%	9/1/21	(4)	250	265
	Murrieta Valley CA Unified School District GO	5.000%	9/1/21	(4)	1,605	1,735
	Murrieta Valley CA Unified School District GO	4.000%	9/1/22	(4)	320	347
	Murrieta Valley CA Unified School District GO	4.000%	9/1/23	(4)	850	942
	Murrieta Valley CA Unified School District GO	5.000%	9/1/23	(4)	1,460	1,678
	Murrieta Valley CA Unified School District GO	4.000%	9/1/24	(4)	350	396
	Murrieta Valley CA Unified School District GO	5.000%	9/1/25	(4)	700	833
	Murrieta Valley CA Unified School District GO	5.000%	9/1/25	(4)	1,400	1,665
	Murrieta Valley CA Unified School District GO	5.000%	9/1/26	(4)	520	614
	Murrieta Valley CA Unified School District GO	5.000%	9/1/26	(4)	1,625	1,919
	Murrieta Valley CA Unified School District GO	5.000%	9/1/27	(4)	465	546
	Murrieta Valley CA Unified School District GO	5.000%	9/1/28	(4)	300	352
4	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/30		8,130	8,558
4	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/31		4,650	4,848
	Napa Valley CA Unified School District GO	5.000%	8/1/31		205	248
	Natomas CA Unified School District COP	4.000%	12/1/23	(15)	1,650	1,731
	Natomas CA Unified School District COP	4.000%	12/1/24	(15)	1,720	1,804
	Natomas CA Unified School District COP	4.000%	12/1/25	(15)	1,790	1,875
	Natomas CA Unified School District COP	4.000%	12/1/26	(15)	1,865	1,951

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Natomas CA Unified School District COP	4.000%	12/1/27	(15)	1,940	2,027
	Natomas CA Unified School District COP	4.000%	12/1/28	(15)	2,020	2,106
	Natomas CA Unified School District COP	4.000%	12/1/29	(15)	2,100	2,184
	Natomas CA Unified School District COP	4.000%	12/1/30	(15)	2,185	2,267
	Natomas CA Unified School District COP	4.000%	12/1/31	(15)	2,275	2,355
	Natomas CA Unified School District COP	4.000%	12/1/32	(15)	2,365	2,443
	Nevada CA Union High School District GO	4.000%	8/1/32		1,320	1,497
	Nevada CA Union High School District GO	4.000%	8/1/33		1,410	1,588
	Nevada CA Union High School District GO	4.000%	8/1/34		580	649
	Newark CA Unified School District GO	0.000%	8/1/26	(4)	3,300	2,840
	Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	5.875%	12/1/21	(Prere.)	5,150	5,729
1	Newport Mesa CA Unified School District GO	5.000%	8/1/22		1,815	1,946
1	Newport Mesa CA Unified School District GO	5.000%	8/1/23		2,510	2,767
1	Newport Mesa CA Unified School District GO	5.000%	8/1/25		1,500	1,740
1	Newport Mesa CA Unified School District GO	5.000%	8/1/26		1,175	1,394
	Newport Mesa CA Unified School District GO	0.000%	8/1/29		4,625	3,714
	Newport Mesa CA Unified School District GO	0.000%	8/1/30		3,000	2,332
	Newport Mesa CA Unified School District GO	0.000%	8/1/31		1,500	1,127
	Newport Mesa CA Unified School District GO	0.000%	8/1/32		14,000	10,172
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	4.000%	9/1/20		845	872
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	4.000%	9/1/21		1,055	1,114
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/22		970	1,075
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/23		1,270	1,444
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/24		1,380	1,605
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/25		500	592
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/26		1,620	1,960
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/27		1,755	2,162
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/28	(15)	750	931
1	North Orange County CA Community College District GO	4.000%	8/1/33		375	440
1	North Orange County CA Community College District GO	3.000%	8/1/38		1,805	1,809
1	North Orange County CA Community College District GO	3.000%	8/1/39		2,165	2,160
1	North Orange County CA Community College District GO	3.000%	8/1/40		2,200	2,181
	Northern California Energy Authority Commodity Supply Revenue PUT	4.000%	7/1/24		66,500	72,541
	Northern California Power Agency Capital Facilities Revenue	5.000%	8/1/20		1,000	1,023
	Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/20		3,500	3,510
	Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/21		2,500	2,507

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/22	3,395	3,404
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/28	5,000	5,528
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/29	3,000	3,314
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/30	1,605	1,772
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/31	1,600	1,764
Northern California Transmission Agency Revenue	5.000%	5/1/20	250	259
Northern California Transmission Agency Revenue	5.000%	5/1/21	245	263
Northern California Transmission Agency Revenue	5.000%	5/1/22	200	222
Northern California Transmission Agency Revenue	5.000%	5/1/23	385	440
Northern California Transmission Agency Revenue	5.000%	5/1/24	695	817
Northern California Transmission Agency Revenue	5.000%	5/1/25	2,030	2,451
Northern California Transmission Agency Revenue	5.000%	5/1/27	1,250	1,540
Northern California Transmission Agency Revenue	5.000%	5/1/28	1,065	1,309
Northern California Transmission Agency Revenue	5.000%	5/1/29	1,600	1,963
Northern California Transmission Agency Revenue	5.000%	5/1/31	1,385	1,668
Northern California Transmission Agency Revenue	5.000%	5/1/32	2,525	3,026
Northern California Transmission Agency Revenue	5.000%	5/1/33	4,285	5,116
Northern California Transmission Agency Revenue	5.000%	5/1/34	3,285	3,901
Northern California Transmission Agency Revenue	5.000%	5/1/36	5,000	5,892
Northern California Transmission Agency Revenue	5.000%	5/1/37	3,500	4,110
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/19	2,085	1,460
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/20	2,340	1,638
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/21	1,220	854
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/22	1,360	952

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/23		1,500	1,050
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/24		1,660	1,162
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/26		240	275
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/27		350	401
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/29		455	519
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/30		415	472
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/33		350	396
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/34		400	452
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/35		300	340
Oakland CA GO	5.000%	1/15/23		5,650	6,392
Oakland CA GO	5.000%	1/15/31		3,000	3,165
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21		3,000	3,231
Oakland CA Unified School District GO	5.000%	8/1/19		6,565	6,602
Oakland CA Unified School District GO	5.000%	8/1/20		5,030	5,236
Oakland CA Unified School District GO	5.000%	8/1/20		2,525	2,628
Oakland CA Unified School District GO	5.000%	8/1/21	(4)	3,000	3,241
Oakland CA Unified School District GO	5.000%	8/1/21		1,600	1,720
Oakland CA Unified School District GO	6.250%	8/1/21	(Prere.)	2,000	2,213
Oakland CA Unified School District GO	5.000%	8/1/22	(4)	2,325	2,587
Oakland CA Unified School District GO	5.000%	8/1/22		1,300	1,440
Oakland CA Unified School District GO	5.000%	8/1/23		2,000	2,279
Oakland CA Unified School District GO	5.500%	8/1/23		1,000	1,136
Oakland CA Unified School District GO	5.000%	8/1/24		1,275	1,491
Oakland CA Unified School District GO	5.000%	8/1/25	(4)	2,175	2,612
Oakland CA Unified School District GO	5.000%	8/1/26		1,035	1,225
Oakland CA Unified School District GO	5.000%	8/1/26	(4)	1,320	1,580
Oakland CA Unified School District GO	5.000%	8/1/27		1,295	1,528
Oakland CA Unified School District GO	5.000%	8/1/27	(4)	1,160	1,383
Oakland CA Unified School District GO	5.000%	8/1/28		1,000	1,176
Oakland CA Unified School District GO	5.000%	8/1/28	(4)	1,230	1,462
Oakland CA Unified School District GO	5.000%	8/1/29		1,000	1,171
Oakland CA Unified School District GO	5.000%	8/1/31		2,350	2,722
Oakland CA Unified School District GO	5.000%	8/1/31		480	576
Oakland CA Unified School District GO	5.000%	8/1/32		1,515	1,747
Oakland CA Unified School District GO	5.000%	8/1/33		1,245	1,433
Oakland CA Unified School District GO	5.000%	8/1/33		1,200	1,430
Oakland CA Unified School District GO	5.000%	8/1/34		2,500	2,871
Oceanside CA Unified School District GO	4.000%	8/1/33	(15)	3,500	3,799
Ohlone CA Community College District GO	5.000%	8/1/21	(Prere.)	1,770	1,914
Ohlone CA Community College District GO	5.000%	8/1/22		760	851
Ohlone CA Community College District GO	4.000%	8/1/34		3,900	4,366
Ohlone CA Community College District GO	4.000%	8/1/35		4,290	4,777
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/27		1,285	1,480
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/28		1,765	2,027
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/29		2,280	2,611

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/30		1,400	1,598
	Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/31		2,525	2,880
	Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/32		2,660	3,035
	Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/33		2,205	2,515
	Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/21		1,200	1,295
	Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/22		1,230	1,349
	Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/22		1,260	1,402
	Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/23		1,290	1,455
	Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/23		1,320	1,510
1	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36		2,860	3,609
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37		6,860	8,625
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39		3,825	4,774
	Orange County CA Sanitation District Wastewater Revenue	5.000%	2/1/30		9,925	11,702
	Orange County CA Sanitation District Wastewater Revenue	4.000%	2/1/32		5,690	6,006
	Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/22		1,050	1,174
	Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/27		2,525	2,870
	Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/28		2,545	2,885
	Orange County CA Water District COP	5.000%	8/15/19	(Prere.)	6,925	6,976
	Orange County CA Water District Revenue	5.000%	8/15/33		8,000	9,092
	Oxnard CA Union High School District GO	4.000%	8/1/23		210	234
	Oxnard CA Union High School District GO	4.000%	8/1/24		200	228
	Oxnard CA Union High School District GO	4.000%	8/1/25		300	348
	Oxnard CA Union High School District GO	5.000%	8/1/26		850	1,061
	Oxnard CA Union High School District GO	5.000%	8/1/27		750	956
	Oxnard CA Union High School District GO	5.000%	8/1/28		500	633
	Oxnard CA Union High School District GO	5.000%	8/1/29		850	1,070
	Oxnard CA Union High School District GO	4.000%	8/1/30		2,000	2,284
	Oxnard CA Union High School District GO	4.000%	8/1/31		750	851
	Oxnard CA Union High School District GO	4.000%	8/1/32		1,000	1,128
	Pajaro Valley CA Unified School District GO	4.000%	8/1/33		225	254
	Pajaro Valley CA Unified School District GO	4.000%	8/1/34		250	280
	Pajaro Valley CA Unified School District GO	4.000%	8/1/35		300	334

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pajaro Valley CA Unified School District GO	4.000%	8/1/36		250	276
Pajaro Valley CA Unified School District GO	5.000%	8/1/38		1,155	1,381
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/21	(15)	440	477
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/24	(15)	1,050	1,250
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/25	(15)	1,000	1,223
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/26	(15)	1,100	1,379
Palm Springs CA Unified School District GO	5.000%	8/1/22		1,565	1,744
Palm Springs CA Unified School District GO	5.000%	8/1/25		4,775	5,803
Palm Springs CA Unified School District GO	5.000%	8/1/26		5,800	7,219
Palm Springs CA Unified School District GO	5.000%	8/1/28		1,000	1,072
Palm Springs CA Unified School District GO	5.000%	8/1/29		1,500	1,606
Palm Springs CA Unified School District GO	5.000%	8/1/30		1,500	1,604
Palm Springs CA Unified School District GO	4.000%	8/1/31		4,160	4,573
Palm Springs CA Unified School District GO	5.000%	8/1/31		1,500	1,607
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/20		450	471
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21		350	378
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/22		615	685
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/23		400	458
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/24		725	852
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25		550	662
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25		740	891
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26		650	802
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26		630	777
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/27		430	529
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28		1,355	1,661
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/29		1,275	1,558
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31		415	501
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32		1,435	1,726
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/33		750	900
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34	(14)	2,000	2,392
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34		500	598
Palo Alto CA Improvement Revenue (University Avenue Area Parking)	4.000%	9/2/19		1,000	1,007

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Palo Alto CA Improvement Revenue (University Avenue Area Parking)	4.000%	9/2/20		250	258
	Palo Alto CA Improvement Revenue (University Avenue Area Parking)	4.000%	9/2/21		400	423
	Palo Alto CA Improvement Revenue (University Avenue Area Parking)	5.000%	9/2/27		1,000	1,109
	Palo Alto CA Unified School District GO	0.000%	8/1/24		15,890	14,598
	Palomar CA Community College District GO	5.000%	8/1/30		520	652
	Palomar CA Community College District GO	5.000%	8/1/31		400	498
	Palomar CA Community College District GO	5.000%	8/1/32		300	371
	Palomar CA Community College District GO	4.000%	8/1/33		2,140	2,352
	Palomar CA Community College District GO	5.000%	8/1/33		2,805	3,458
	Palomar CA Community College District GO	4.000%	8/1/34		2,390	2,614
	Palomar CA Community College District GO	5.000%	8/1/35		2,485	3,037
	Palomar Pomerado Health California COP	6.625%	11/1/19	(Prere.)	5,000	5,107
	Palomar Pomerado Health California COP	5.000%	11/1/21		560	598
	Palomar Pomerado Health California COP	5.000%	11/1/23		600	672
	Palomar Pomerado Health California COP	5.000%	11/1/24		665	761
	Palomar Pomerado Health California COP	5.000%	11/1/26		445	527
	Palomar Pomerado Health California COP	5.000%	11/1/27		750	900
	Palomar Pomerado Health California COP	0.000%	8/1/28	(12)	500	402
	Palomar Pomerado Health California COP	5.000%	11/1/32		4,550	5,265
	Palomar Pomerado Health California COP	4.000%	8/1/36		5,000	5,372
	Palomar Pomerado Health California COP	4.000%	8/1/37		4,190	4,475
	Palomar Pomerado Health California GO	0.000%	8/1/21	(14)	1,400	1,346
	Palomar Pomerado Health California GO	0.000%	8/1/22	(14)	7,190	6,762
	Palomar Pomerado Health California GO	0.000%	8/1/24	(12)	5,130	4,632
	Palomar Pomerado Health California GO	0.000%	8/1/26	(12)	1,250	1,074
	Palomar Pomerado Health California GO	0.000%	8/1/27	(12)	3,095	2,567
	Palomar Pomerado Health California GO	0.000%	8/1/27	(14)	16,165	13,299
	Palomar Pomerado Health California GO	5.000%	8/1/28		1,640	1,971
	Palomar Pomerado Health California GO	5.000%	8/1/28		7,460	8,967
	Palomar Pomerado Health California GO	0.000%	8/1/29	(12)	4,395	3,404
	Palomar Pomerado Health California GO	5.000%	8/1/29		850	1,017
	Palomar Pomerado Health California GO	5.000%	8/1/29		4,250	5,083
	Palomar Pomerado Health California GO	5.000%	8/1/30		1,130	1,344
	Palomar Pomerado Health California GO	5.000%	8/1/31		800	946
	Palomar Pomerado Health California GO	4.000%	8/1/32		4,000	4,410
	Palomar Pomerado Health California GO	5.000%	8/1/33		1,270	1,491
	Palomar Pomerado Health California GO	0.000%	8/1/35		595	351
4	Palomar Pomerado Health California GO, 7.000% coupon rate effective 8/1/2019	0.000%	8/1/38	(12)	3,000	4,054
	Palomar Pomerado Health California Revenue	4.000%	11/1/19		1,250	1,259
	Palomar Pomerado Health California Revenue	5.000%	11/1/20		1,125	1,170
	Palomar Pomerado Health California Revenue	5.000%	11/1/21		1,375	1,468
	Palomar Pomerado Health California Revenue	5.000%	11/1/23		2,410	2,697
	Palomar Pomerado Health California Revenue	5.000%	11/1/24		2,390	2,735
	Palomar Pomerado Health California Revenue	5.000%	11/1/25		2,250	2,625
	Palomar Pomerado Health California Revenue	5.000%	11/1/26		1,875	2,221
	Palomar Pomerado Health California Revenue	5.000%	11/1/28		345	403
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/19		1,415	1,423

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/20	(4)	1,505	1,572
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/21	(4)	1,455	1,565
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/22	(4)	2,965	3,291
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/23	(4)	2,485	2,835
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	(14)	6,050	4,835
Pasadena CA Unified School District GO	5.000%	8/1/23		905	1,041
Pasadena CA Unified School District GO	5.000%	8/1/24		1,085	1,288
Pasadena CA Unified School District GO	5.000%	8/1/25		750	915
Pasadena CA Unified School District GO	5.000%	8/1/25		1,000	1,220
Pasadena CA Unified School District GO	5.000%	8/1/26		510	637
Pasadena CA Unified School District GO	5.000%	8/1/26		1,015	1,269
Pasadena CA Unified School District GO	5.000%	5/1/30		3,695	4,085
Pasadena CA Unified School District GO	5.000%	5/1/31		1,500	1,655
Pasadena CA Unified School District GO	5.000%	5/1/32		2,000	2,203
Pasadena CA Unified School District GO	4.000%	8/1/32		1,115	1,239
Peninsula Corridor CA Joint Powers Board Farebox Revenue	5.000%	10/1/35		750	938
Peninsula Corridor CA Joint Powers Board Farebox Revenue	5.000%	10/1/36		1,000	1,244
Peninsula Corridor CA Joint Powers Board Farebox Revenue	5.000%	10/1/37		1,000	1,238
Peninsula Corridor CA Joint Powers Board Farebox Revenue	5.000%	10/1/38		600	738
Peralta CA Community College District Revenue	5.000%	8/1/23		1,000	1,147
Peralta CA Community College District Revenue	5.000%	8/1/25		270	327
Peralta CA Community College District Revenue	4.000%	8/1/26		1,500	1,731
Peralta CA Community College District Revenue	5.000%	8/1/27		890	1,070
Peralta CA Community College District Revenue	5.000%	8/1/28		2,455	2,938
Peralta CA Community College District Revenue	5.000%	8/1/29		2,985	3,553
Peralta CA Community College District Revenue	5.000%	8/1/30		2,260	2,684
Peralta CA Community College District Revenue	5.000%	8/1/31		1,550	1,833
Peralta CA Community College District Revenue	5.000%	8/1/32		4,340	5,118
Peralta CA Community College District Revenue	5.000%	8/1/34		3,000	3,514

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/19		3,755	3,777
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	9/1/19	(4)	6,300	6,355
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/20	(2)	2,460	2,411
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	9/1/20	(4)	11,880	12,407
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	9/1/21	(4)	2,000	2,153
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	(2)	2,965	2,589
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/25	(4)	855	1,004
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/26	(4)	900	1,051
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/27	(4)	1,220	1,418
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/28	(4)	1,285	1,487
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	(2)	355	272
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/29	(4)	1,350	1,557
Pittsburg CA Water Revenue	4.000%	8/1/19		500	502
Pittsburg CA Water Revenue	4.000%	8/1/20		680	702
Pittsburg CA Water Revenue	4.000%	8/1/21		500	530
Pittsburg CA Water Revenue	5.000%	8/1/22		250	279
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/19		350	352
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/20		500	522
Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/20	(4)	325	341
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/21		775	838
Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/21	(4)	300	325
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/22		1,325	1,480
Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/22	(4)	385	430

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/23		2,540	2,926
	Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/23	(4)	500	574
	Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/24		1,065	1,265
	Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/25		1,785	2,177
	Pleasanton CA Unified School District GO	4.000%	8/1/34		1,050	1,176
	Pleasanton CA Unified School District GO	4.000%	8/1/35		1,000	1,112
	Pleasanton CA Unified School District GO	4.000%	8/1/36		800	888
	Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23	(ETM)	4,600	5,192
	Pomona CA Unified School District GO	5.000%	8/1/22	(15)	440	490
	Pomona CA Unified School District GO	5.000%	8/1/26	(15)	450	530
	Pomona CA Unified School District GO	4.000%	8/1/32	(4)	1,175	1,307
1	Port of Oakland CA Revenue	5.000%	11/1/26		2,605	3,250
	Port of Oakland CA Revenue	5.000%	11/1/27		1,250	1,588
	Port of Oakland CA Revenue	5.000%	11/1/28		1,585	1,996
	Port of Oakland CA Revenue	5.000%	11/1/29		950	1,188
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/22		2,225	2,474
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22		3,535	3,994
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23		3,325	3,812
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26		1,370	1,677
	Poway CA Unified School District GO	0.000%	8/1/19		5,425	5,413
	Poway CA Unified School District GO	0.000%	8/1/20		3,280	3,223
	Poway CA Unified School District GO	5.000%	8/1/26		5,125	5,509
	Poway CA Unified School District GO	5.000%	8/1/27		1,625	1,900
	Poway CA Unified School District GO	0.000%	8/1/28		9,070	7,497
	Poway CA Unified School District GO	0.000%	8/1/31		1,360	1,013
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/19		980	989
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/20		1,165	1,206
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/20		610	638
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/21		1,000	1,060
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/21		320	347
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/22		860	934
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/22	(15)	715	800
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/22		455	509
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/15/22		435	473
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	(15)	1,180	1,362

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23		1,565	1,748
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23		1,005	1,157
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	(15)	1,000	1,188
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24		1,530	1,814
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	(15)	775	946
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25		1,645	2,000
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	(15)	1,000	1,216
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26		990	1,104
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26		2,520	3,127
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26		915	1,032
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27		990	1,114
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29		1,190	1,319
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29		1,005	1,122
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30		2,520	2,785
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30		1,000	1,147
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30		1,235	1,375
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31		1,285	1,427
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32		980	1,121
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32		1,400	1,552
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33		1,495	1,655
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34		1,580	1,746
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35		1,680	1,852
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/27	(4)	1,700	1,989
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/28	(4)	2,800	3,269
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/30	(4)	1,500	1,743

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/31	(4)	1,400	1,619
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/32	(4)	1,710	1,974
Rancho Santiago CA Community College District GO	0.000%	9/1/30	(4)	1,000	771
Redding CA Electric System Revenue	4.000%	6/1/19		1,400	1,400
Redding CA Electric System Revenue	5.000%	6/1/20		1,120	1,162
Redding CA Electric System Revenue	5.000%	6/1/22		1,100	1,223
Redding CA Electric System Revenue	5.000%	6/1/22		395	439
Redding CA Electric System Revenue	5.000%	6/1/23		800	918
Redding CA Electric System Revenue	5.000%	6/1/23		500	573
Redding CA Electric System Revenue	5.000%	6/1/24		750	886
Redding CA Electric System Revenue	5.000%	6/1/24		1,000	1,181
Redding CA Electric System Revenue	5.000%	6/1/25		730	887
Redding CA Electric System Revenue	5.000%	6/1/25		830	1,008
Redding CA Electric System Revenue	5.000%	6/1/26		1,000	1,244
Redding CA Electric System Revenue	5.000%	6/1/27		1,350	1,719
Redding CA Electric System Revenue	5.000%	6/1/30		800	1,021
Redding CA Joint Powers Financing Authority Electric System Revenue	4.000%	6/1/23		325	359
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/24		300	352
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/25		375	452
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/26		675	820
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/27		1,000	1,208
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/28		1,000	1,200
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/30		775	924
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/32		475	562
Redwood City CA Redevelopment Agency Redevelopment Project Area No. 2 Tax Allocation Revenue	0.000%	7/15/25	(2)	3,350	2,947
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28		1,000	1,283
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30		1,285	1,609
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32		470	579
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33		515	634
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37		3,250	3,934
Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/27		1,000	1,132

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/28		1,000	1,127
	Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/30		1,000	1,120
	Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/35		2,300	2,549
	Rio Hondo CA Community College District GO	0.000%	8/1/31		2,010	1,483
	Riverside CA Community College District GO	0.000%	8/1/27		2,755	2,220
	Riverside CA Community College District GO	0.000%	8/1/28		1,650	1,260
	Riverside CA Community College District GO	5.000%	8/1/28		3,080	3,731
	Riverside CA COP VRDO	1.120%	6/7/19	LOC	12,000	12,000
	Riverside CA Electric Revenue	5.000%	10/1/30		975	1,266
	Riverside CA Electric Revenue	5.000%	10/1/32		2,695	3,449
	Riverside CA Electric Revenue	5.000%	10/1/33		3,250	4,138
	Riverside CA Electric Revenue	5.000%	10/1/36		7,675	9,648
	Riverside CA Electric Revenue	5.000%	10/1/37		4,750	5,945
	Riverside CA Electric Revenue	5.000%	10/1/38		6,250	7,801
1	Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/22		560	628
1	Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/23		325	376
1	Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/24		300	357
1	Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/25		300	367
1	Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/26		375	469
1	Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/27		480	612
1	Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/28		565	732
1	Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/29		350	450
1	Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/30		620	787
1	Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/31		600	756
1	Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/32		550	687
1	Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/33		635	788
1	Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/34		650	804
1	Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/35		1,100	1,355
1	Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/36		845	1,038

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	9/1/29		1,265	1,482
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	9/1/31		1,045	1,214
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	(4)	2,930	3,407
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	(4)	3,075	3,566
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	9/1/33		1,055	1,223
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	(4)	1,230	1,423
2	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue TOB VRDO	1.520%	6/7/19	(15)	5,000	5,000
	Riverside CA Sewer Revenue	5.000%	8/1/20		1,685	1,758
	Riverside CA Sewer Revenue	5.000%	8/1/21		2,000	2,159
	Riverside CA Sewer Revenue	5.000%	8/1/22		2,160	2,408
	Riverside CA Sewer Revenue	5.000%	8/1/23		3,760	4,326
	Riverside CA Sewer Revenue	5.000%	8/1/24		2,020	2,396
	Riverside CA Sewer Revenue	5.000%	8/1/26		600	750
	Riverside CA Sewer Revenue	5.000%	8/1/27		1,055	1,350
	Riverside CA Sewer Revenue	5.000%	8/1/30		2,680	3,451
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/19		1,220	1,231
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/20		1,280	1,339
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/23		1,410	1,558
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/25		1,555	1,709
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/26		1,615	1,773
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/27		1,710	1,877
	Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/19		3,660	3,660
	Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	0.000%	6/1/25	(14)	6,835	6,038
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/28		500	588
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/30		1,070	1,231
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/32		1,150	1,290
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/35		1,930	2,140
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/36		2,010	2,222
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/37		1,000	1,102
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/22		1,800	2,016

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/23		2,100	2,418
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/24		1,855	2,194
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/30		9,885	11,785
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/32		10,620	12,589
2	Riverside County CA Public Financing Authority Lease Revenue TOB VRDO	1.470%	6/7/19	LOC	5,250	5,250
	Riverside County CA Public Financing Authority Tax Allocation Revenue	4.000%	9/1/19		2,560	2,577
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/19		225	228
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/20		2,665	2,788
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/20		375	393
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/21	(4)	2,550	2,751
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21		250	270
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/22	(4)	1,830	2,038
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22		350	390
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/23	(4)	2,445	2,800
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	(15)	3,535	4,256
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	(15)	1,195	1,425
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/19	(4)	1,000	1,012
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/21	(4)	1,150	1,248
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/22	(4)	1,320	1,480
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/23	(4)	1,905	2,202
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/24	(4)	2,005	2,386
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	(4)	1,440	1,761
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(4)	1,160	1,406
4	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/22	(15)	375	370
4	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/27	(15)	520	564

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
4	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/30	(15)	750	803
4	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/32	(15)	590	625
4	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/37	(15)	1,015	1,058
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	3,000	3,468
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	4,075	4,711
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	3,000	3,468
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	2,000	2,312
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/37		4,995	6,163
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/22		2,500	2,329
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/23		3,630	3,297
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/24		6,985	6,180
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/31		5,000	3,458
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/32		4,000	2,660
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/33		5,500	3,505
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/34		3,500	2,137
	Rocklin CA Unified School District GO	0.000%	8/1/23	(14)	7,030	6,547
	Rocklin CA Unified School District GO	0.000%	8/1/24	(14)	2,965	2,706
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/29		330	411
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/30		770	897
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/30		200	248
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/31		530	615
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/32		1,310	1,517
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/32		250	307
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/33		1,000	1,159
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/33		350	428

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/34		3,425	3,957
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/34		250	304
Roseville CA Financing Authority Electric System Revenue	4.000%	2/1/36		4,530	4,984
Roseville CA Financing Authority Special Tax Revenue	4.000%	9/1/19		850	856
Roseville CA Financing Authority Special Tax Revenue	4.000%	9/1/20		550	569
Roseville CA Financing Authority Special Tax Revenue	4.000%	9/1/21		700	742
Roseville CA Financing Authority Special Tax Revenue	4.000%	9/1/22		1,000	1,087
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/23		550	634
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/24		1,100	1,306
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/27		1,100	1,403
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/29		750	945
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/30	(4)	2,000	2,503
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/31	(4)	2,665	3,318
Roseville CA Joint Union High School District GO	0.000%	8/1/23		275	255
Roseville CA Joint Union High School District GO	0.000%	8/1/24		580	523
Roseville CA Joint Union High School District GO	0.000%	8/1/25		555	489
Roseville CA Joint Union High School District GO	0.000%	8/1/26		500	428
Roseville CA Joint Union High School District GO	5.000%	8/1/27		185	233
Roseville CA Joint Union High School District GO	0.000%	8/1/28		500	396
Roseville CA Joint Union High School District GO	0.000%	8/1/29		1,085	818
Roseville CA Joint Union High School District GO	0.000%	8/1/29	(4)	3,215	2,558
Roseville CA Joint Union High School District GO	5.000%	8/1/29		200	249
Roseville CA Joint Union High School District GO	0.000%	8/1/30		1,000	716
Roseville CA Joint Union High School District GO	5.000%	8/1/30		300	372
Roseville CA Joint Union High School District GO	0.000%	8/1/31		1,585	1,074
Roseville CA Joint Union High School District GO	0.000%	8/1/31	(4)	6,815	4,986
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20		2,170	2,218

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/24		865	978
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/27		420	505
Roseville CA Special Tax Revenue	5.000%	9/1/20		1,055	1,098
Roseville CA Special Tax Revenue	5.000%	9/1/21		500	536
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/22	(15)	445	497
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/24	(15)	300	354
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/26	(15)	280	329
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/27	(15)	650	762
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/28	(15)	250	292
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/29	(15)	500	583
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/31	(15)	1,160	1,341
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/33	(15)	1,280	1,471
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/34	(15)	1,340	1,535
Sacramento CA City Financing Authority Revenue	5.000%	12/1/19		3,990	4,065
Sacramento CA City Financing Authority Revenue	4.000%	12/1/20		3,700	3,852
Sacramento CA City Financing Authority Revenue	5.000%	12/1/20		2,000	2,112
Sacramento CA City Financing Authority Revenue	5.000%	12/1/32	(15)	1,300	1,547
Sacramento CA City Financing Authority Revenue	5.000%	12/1/33	(15)	1,725	2,044
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	(14)	5,000	4,346
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	(14)	15,815	12,858
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	(14)	5,000	3,484
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	(14)	3,990	2,433
Sacramento CA City Unified School District GO	5.000%	7/1/20	(4)	500	518

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Sacramento CA City Unified School District GO	5.000%	7/1/21	(4)	600	639
	Sacramento CA City Unified School District GO	5.000%	7/1/22	(4)	940	1,030
	Sacramento CA City Unified School District GO	5.000%	7/1/22		230	251
	Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/19		1,155	1,158
	Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/20		1,250	1,305
	Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/21		1,000	1,083
	Sacramento CA Municipal Utility District Financing Authority Revenue	5.000%	7/1/20		1,405	1,462
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/19		780	786
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/21		2,625	2,842
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/22		4,000	4,476
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/23		4,000	4,618
	Sacramento CA Municipal Utility District Revenue	5.250%	7/1/24	(2)	10,085	11,505
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/24		3,610	4,299
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25		1,500	1,838
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25		5,455	6,098
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25		2,555	3,130
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26		2,000	2,513
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26		2,540	3,192
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27		4,905	5,649
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/28		2,000	2,298
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/30		6,435	7,137
1	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/37		1,025	1,161
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	405	424
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	925	967
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	975	1,020
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	1,100	1,151
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	1,155	1,208

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/22	680	709
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/28	1,575	1,638
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/29	1,660	1,729
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/30	1,875	1,952
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/31	1,970	2,050
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/26	905	1,119
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/27	1,025	1,292
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/28	2,000	2,570
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/29	1,300	1,658
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/30	1,165	1,476
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/31	2,000	2,501
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/32	1,395	1,733
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/33	1,235	1,526
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/34	1,485	1,826
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/35	2,000	2,450
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/37	2,405	2,922
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/38	1,290	1,561
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/23	525	600
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/24	425	500
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/25	450	543
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/26	500	617
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/27	1,535	1,929
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/28	1,605	2,056
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/29	1,695	2,155
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/30	1,775	2,242
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/31	1,865	2,325
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/32	500	619

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/34		2,145	2,629
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/35		650	794
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/36		1,200	1,459
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/37		1,040	1,260
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/38		1,375	1,659
Sacramento CA Transportation Authority Sales Tax Revenue	5.000%	10/1/21		2,300	2,499
Sacramento CA Unified School District GO	3.000%	8/1/19	(4)	1,215	1,218
Sacramento CA Unified School District GO	3.000%	8/1/20	(4)	1,000	1,016
Sacramento CA Unified School District GO	4.000%	8/1/21	(4)	1,000	1,049
Sacramento CA Unified School District GO	4.000%	8/1/22	(4)	750	800
Sacramento CA Unified School District GO	5.000%	8/1/23	(4)	1,575	1,775
Sacramento CA Water Revenue	5.000%	9/1/27		3,210	3,685
Sacramento County CA Airport Revenue	5.000%	7/1/22		370	412
Sacramento County CA Airport Revenue	5.000%	7/1/22		380	423
Sacramento County CA Airport Revenue	5.000%	7/1/22		345	385
Sacramento County CA Airport Revenue	5.000%	7/1/22		1,000	1,115
Sacramento County CA Airport Revenue	5.000%	7/1/23		500	574
Sacramento County CA Airport Revenue	5.000%	7/1/23		345	396
Sacramento County CA Airport Revenue	5.000%	7/1/23		435	500
Sacramento County CA Airport Revenue	5.000%	7/1/23		1,000	1,150
Sacramento County CA Airport Revenue	5.000%	7/1/24		745	880
Sacramento County CA Airport Revenue	5.000%	7/1/24		245	290
Sacramento County CA Airport Revenue	5.000%	7/1/24		500	592
Sacramento County CA Airport Revenue	5.000%	7/1/24		1,000	1,184
Sacramento County CA Airport Revenue	5.000%	7/1/25		775	941
Sacramento County CA Airport Revenue	5.000%	7/1/25		1,100	1,336
Sacramento County CA Airport Revenue	5.000%	7/1/25		1,175	1,431
Sacramento County CA Airport Revenue	5.000%	7/1/25		805	980
Sacramento County CA Airport Revenue	5.000%	7/1/26		910	1,131
Sacramento County CA Airport Revenue	5.000%	7/1/26		1,080	1,342
Sacramento County CA Airport Revenue	5.000%	7/1/26		1,440	1,795
Sacramento County CA Airport Revenue	5.000%	7/1/26		1,225	1,527
Sacramento County CA Airport Revenue	5.000%	7/1/27		1,815	2,304
Sacramento County CA Airport Revenue	5.000%	7/1/27		1,000	1,274
Sacramento County CA Airport Revenue	5.000%	7/1/28		1,410	1,821
Sacramento County CA Airport Revenue	5.000%	7/1/28		1,250	1,300
Sacramento County CA Airport Revenue	5.000%	7/1/29		2,265	2,899
Sacramento County CA Airport Revenue	5.000%	7/1/29		500	642
Sacramento County CA Airport Revenue	5.000%	7/1/29		500	642
Sacramento County CA Airport Revenue	5.000%	7/1/30		3,380	4,281
Sacramento County CA Airport Revenue	5.000%	7/1/30		5,240	5,445
Sacramento County CA Airport Revenue	5.000%	7/1/30		1,250	1,589
Sacramento County CA Airport Revenue	5.000%	7/1/30		1,225	1,557
Sacramento County CA Airport Revenue	5.000%	7/1/31		1,750	2,198
Sacramento County CA Airport Revenue	5.000%	7/1/31		500	630
Sacramento County CA Airport Revenue	5.000%	7/1/32		1,510	1,883
Sacramento County CA Airport Revenue	5.000%	7/1/32		1,175	1,470
Sacramento County CA Airport Revenue	5.000%	7/1/32		665	832

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sacramento County CA Airport Revenue	5.000%	7/1/33		750	934
Sacramento County CA Airport Revenue	5.000%	7/1/35		1,000	1,182
Sacramento County CA Airport Revenue	5.000%	7/1/36		1,250	1,535
Sacramento County CA Airport Revenue	5.000%	7/1/36		2,000	2,356
Sacramento County CA Airport Revenue	5.000%	7/1/37		2,530	3,094
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/30		2,000	2,339
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/34		5,260	6,082
Saddleback Valley CA Unified School District GO	4.000%	8/1/20		2,100	2,169
San Bernardino CA City Unified School District GO	5.000%	8/1/20	(4)	765	797
San Bernardino CA City Unified School District GO	5.000%	8/1/21	(4)	1,230	1,325
San Bernardino CA City Unified School District GO	5.000%	8/1/22	(4)	1,525	1,697
San Bernardino CA City Unified School District GO	5.000%	8/1/23	(4)	1,100	1,260
San Bernardino CA City Unified School District GO	5.000%	8/1/24	(4)	1,400	1,602
San Bernardino CA City Unified School District GO	5.000%	8/1/26	(4)	1,310	1,494
San Bernardino CA City Unified School District GO	5.000%	8/1/28	(4)	470	585
San Bernardino CA City Unified School District GO	5.000%	8/1/29	(4)	550	681
San Bernardino CA City Unified School District GO	0.000%	8/1/30	(4)	11,700	8,897
San Bernardino CA City Unified School District GO	5.000%	8/1/30	(4)	630	774
San Bernardino CA City Unified School District GO	5.000%	8/1/31	(4)	230	280
San Bernardino CA Community College District GO	0.000%	8/1/23	(4)	2,655	2,469
San Bernardino CA Community College District GO	5.000%	8/1/24		4,375	5,024
San Bernardino CA Community College District GO	5.000%	8/1/25		4,550	5,223
San Bernardino CA Community College District GO	5.000%	8/1/26		4,150	4,759
San Bernardino CA Community College District GO	4.000%	8/1/27		10,000	11,031
San Bernardino CA Community College District GO	0.000%	8/1/29		1,000	739
San Bernardino CA Community College District GO	5.000%	8/1/29		5,000	6,001
San Bernardino CA Community College District GO	0.000%	8/1/30		1,100	768
San Bernardino CA Community College District GO	0.000%	8/1/31		1,000	660
San Bernardino CA Community College District GO	4.000%	8/1/31		10,660	11,508

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Bernardino CA Community College District GO	5.000%	8/1/31		8,370	9,943
San Bernardino CA Community College District GO	0.000%	8/1/32		1,100	686
San Bernardino CA Community College District GO	4.000%	8/1/32		12,010	12,918
San Bernardino CA Community College District GO	0.000%	8/1/33		1,165	688
San Bernardino CA Community College District GO	4.000%	8/1/33		5,000	5,369
San Bernardino County CA Medical Center COP	5.500%	8/1/22	(14)	8,940	9,887
San Bernardino County CA Transportation Authority Revenue	5.000%	3/1/31		3,355	3,673
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/29		860	1,066
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/31		2,190	2,675
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/32		1,750	2,131
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/34		1,500	1,815
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/35		1,500	1,809
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/36		1,500	1,803
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/37		1,070	1,282
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/38		1,230	1,470
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	8,670	9,374
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	2,000	2,162
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	5,000	5,406
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	9,830	10,628
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	3,380	3,654
San Diego CA Community College District GO	5.000%	8/1/28		4,100	4,578
San Diego CA Community College District GO	5.000%	8/1/31		1,000	1,144
San Diego CA Community College District GO	4.000%	8/1/32		23,150	26,219
San Diego CA Community College District GO	5.000%	8/1/32		2,150	2,455
San Diego CA Community Facilities District No. 1 (Miramar Ranch North) Special Tax Revenue	5.000%	9/1/20		3,465	3,630
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/20	(Prere.)	5,000	5,190
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/21		5,820	6,248
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34		5,000	6,071
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35		5,205	6,287
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36		5,000	6,017
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/19	(Prere.)	4,215	4,240

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Diego CA Public Facilities Financing Authority Water Revenue	5.125%	8/1/19	(Prere.)	5,000	5,030
San Diego CA Public Facilities Financing Authority Water Revenue	5.250%	8/1/20	(Prere.)	5,355	5,600
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/22		3,230	3,607
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/25		4,270	5,211
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/26		10,710	13,404
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/30		2,000	2,226
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/32		4,190	4,655
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/36		8,280	10,386
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/19		1,000	1,009
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/20		1,000	1,047
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/21		2,135	2,313
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/22		1,040	1,164
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/23		1,055	1,218
San Diego CA Redevelopment Agency Tax Allocation	0.000%	9/1/26	(4)	3,665	3,159
San Diego CA Unified School District GO	5.500%	7/1/20	(4)	9,490	9,929
San Diego CA Unified School District GO	5.000%	7/1/21		15,000	16,174
San Diego CA Unified School District GO	5.000%	7/1/22		1,580	1,762
San Diego CA Unified School District GO	5.500%	7/1/22	(4)	12,790	14,457
San Diego CA Unified School District GO	5.000%	7/1/24		1,735	2,058
San Diego CA Unified School District GO	4.000%	7/1/25		2,500	2,905
San Diego CA Unified School District GO	5.000%	7/1/25		1,695	2,069
San Diego CA Unified School District GO	5.500%	7/1/25	(14)	1,130	1,412
San Diego CA Unified School District GO	0.000%	7/1/26		8,425	7,342
San Diego CA Unified School District GO	5.000%	7/1/26		20,040	24,418
San Diego CA Unified School District GO	5.500%	7/1/26	(4)	7,565	9,734
San Diego CA Unified School District GO	0.000%	7/1/27		8,500	7,220
San Diego CA Unified School District GO	0.000%	7/1/28		8,000	6,598
San Diego CA Unified School District GO	5.000%	7/1/28		725	880
San Diego CA Unified School District GO	5.000%	7/1/28		6,535	7,933
San Diego CA Unified School District GO	0.000%	7/1/29		3,250	2,580
San Diego CA Unified School District GO	0.000%	7/1/29		1,250	980
San Diego CA Unified School District GO	5.000%	7/1/29		3,315	4,110
San Diego CA Unified School District GO	5.000%	7/1/29		750	908
San Diego CA Unified School District GO	0.000%	7/1/30		10,255	7,837
San Diego CA Unified School District GO	0.000%	7/1/30		2,530	1,933
San Diego CA Unified School District GO	0.000%	7/1/30		2,010	1,503
San Diego CA Unified School District GO	0.000%	7/1/30		2,270	1,735
San Diego CA Unified School District GO	5.000%	7/1/30		7,610	8,691
San Diego CA Unified School District GO	0.000%	7/1/31		2,300	1,636
San Diego CA Unified School District GO	5.000%	7/1/31		8,985	10,239

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,447
	San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,756
	San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,352
	San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,121
	San Diego CA Unified School District GO	5.000%	7/1/32	5,125	5,829
	San Diego CA Unified School District GO	4.000%	8/1/32	1,065	1,191
	San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,233
	San Diego CA Unified School District GO	5.000%	7/1/33	4,440	5,500
	San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,312
	San Diego CA Unified School District GO	4.000%	7/1/34	2,000	2,268
	San Diego CA Unified School District GO	4.000%	7/1/35	3,600	3,961
	San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,832
	San Diego CA Unified School District GO	4.000%	8/1/35	1,855	2,037
	San Diego CA Unified School District GO	4.000%	7/1/37	5,155	5,751
2	San Diego CA Unified School District GO TOB VRDO	1.570%	6/7/19	4,700	4,700
	San Diego County CA COP	5.000%	10/15/24	2,125	2,540
	San Diego County CA COP	5.000%	10/15/25	5,305	6,309
	San Diego County CA COP	5.000%	10/15/26	2,590	3,074
	San Diego County CA COP	5.000%	10/15/27	2,000	2,368
	San Diego County CA COP	5.000%	10/15/28	1,400	1,651
	San Diego County CA COP	5.000%	10/15/29	2,010	2,361
	San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/19	480	487
	San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/22	425	473
	San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	4.000%	11/1/23	1,695	1,867
	San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/24	790	927
	San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/26	1,145	1,368
	San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/28	1,950	2,318
	San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/30	1,705	2,016
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/23	3,915	4,075
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/25	9,000	9,361
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26	200	249
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26	6,000	6,237
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/27	315	401

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28		350	443
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28		3,000	3,115
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/29		310	388
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30		580	721
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32		1,000	1,224
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/33		1,305	1,590
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34		1,010	1,226
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35		1,000	1,209
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36		2,765	3,330
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/37		1,690	2,029
San Diego County CA Regional Transportation Authority Sales Tax Revenue VRDO	1.100%	6/7/19		7,025	7,025
San Diego County CA Regional Transportation Commission Revenue	4.000%	4/1/21		30,325	31,892
San Diego County CA Water Authority Financing Agency Water Revenue	5.000%	11/1/19	(Prere.)	2,000	2,031
San Diego County CA Water Authority Revenue	3.000%	5/1/21		5,000	5,157
San Diego County CA Water Authority Revenue	5.000%	5/1/26		2,090	2,602
San Diego County CA Water Authority Revenue	5.000%	5/1/30		5,000	5,345
San Diego County CA Water Authority Revenue	5.000%	5/1/35		13,795	16,610
San Diego County CA Water Authority Revenue COP	5.250%	5/1/21	(14)	6,725	7,241
San Diego County CA Water Authority Revenue COP	5.250%	5/1/22	(14)	7,075	7,896
San Dieguito CA Union High School District GO	4.000%	8/1/31		1,750	1,890
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/28		1,685	2,045
San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/34		6,595	7,265
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/36		1,825	2,239
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/20		1,040	1,083
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	290	323
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	690	768
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	755	841

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/23		780	868
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27		5,435	6,601
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28		2,510	3,040
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/29		1,885	2,094
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30		2,045	2,270
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/31		2,215	2,643
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/32		1,625	1,934
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/33		1,500	1,783
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/23		2,220	2,469
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/23		4,070	4,526
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/24		2,335	2,596
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/24		4,270	4,747
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/25		2,450	2,722
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/25		4,485	4,983
San Francisco CA City & County COP	5.000%	4/1/27		13,095	16,007
San Francisco CA City & County COP	4.000%	9/1/30		5,215	5,664
San Francisco CA City & County COP	4.000%	9/1/31		5,100	5,511
San Francisco CA City & County COP	4.000%	9/1/32		5,680	6,110
San Francisco CA City & County COP	4.000%	4/1/35		9,870	10,818
San Francisco CA City & County COP	4.000%	9/1/35		5,170	5,507
San Francisco CA City & County COP	4.000%	4/1/36		10,665	11,622
San Francisco CA City & County GO	5.000%	6/15/20		500	520
San Francisco CA City & County GO	5.000%	6/15/22		2,640	2,892
San Francisco CA City & County GO	5.000%	6/15/23		4,000	4,380
San Francisco CA City & County GO	5.000%	6/15/26		2,920	3,347
San Francisco CA City & County GO	5.000%	6/15/27		5,815	6,662
San Francisco CA City & County GO	4.000%	6/15/28		4,190	4,617
San Francisco CA City & County GO	4.000%	6/15/29		7,130	7,987
San Francisco CA City & County GO	4.000%	6/15/29		4,545	4,986
San Francisco CA City & County GO	4.000%	6/15/33		8,160	8,881
San Francisco CA City & County International Airport Revenue	5.000%	5/1/20	(Prere.)	2,135	2,207
San Francisco CA City & County International Airport Revenue	5.250%	5/1/20	(14)	5,175	5,364
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21		5,110	5,475
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21		2,865	2,966
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	550	589

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	1,150	1,232
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	1,200	1,285
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22		6,360	7,058
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22		1,670	1,853
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22		2,865	2,964
San Francisco CA City & County International Airport Revenue	5.000%	5/1/23		3,325	3,809
San Francisco CA City & County International Airport Revenue	4.000%	5/1/24		5,775	6,529
San Francisco CA City & County International Airport Revenue	5.000%	5/1/24		1,700	2,007
San Francisco CA City & County International Airport Revenue	5.000%	5/1/24		3,245	3,831
San Francisco CA City & County International Airport Revenue	4.000%	5/1/25		3,625	4,187
San Francisco CA City & County International Airport Revenue	5.000%	5/1/25		2,110	2,563
San Francisco CA City & County International Airport Revenue	5.000%	5/1/25		6,180	7,508
San Francisco CA City & County International Airport Revenue	5.000%	5/1/27		1,970	2,447
San Francisco CA City & County International Airport Revenue	5.000%	5/1/28		2,200	2,723
San Francisco CA City & County International Airport Revenue	5.000%	5/1/28		2,305	2,466
San Francisco CA City & County International Airport Revenue	5.000%	5/1/28		7,625	8,407
San Francisco CA City & County International Airport Revenue	4.900%	5/1/29		7,935	8,051
San Francisco CA City & County International Airport Revenue	5.000%	5/1/29		1,795	2,204
San Francisco CA City & County International Airport Revenue	5.000%	5/1/29		7,090	9,351
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		1,000	1,219
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		4,790	5,114
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		5,000	6,526
San Francisco CA City & County International Airport Revenue	5.000%	5/1/31		635	768
San Francisco CA City & County International Airport Revenue	5.000%	5/1/31		4,000	5,156
San Francisco CA City & County International Airport Revenue	5.000%	5/1/32		10,060	12,863
San Francisco CA City & County International Airport Revenue	5.000%	5/1/36		8,015	10,034
San Francisco CA City & County International Airport Revenue	5.000%	5/1/37		10,035	12,494

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/38		10,000	12,404
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/26		5,865	7,189
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/26		1,795	2,200
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/27		1,885	2,307
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/30		13,170	14,693
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		9,495	11,314
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		3,550	4,452
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		9,980	11,836
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		125	156
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/36		10,495	12,369
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/37		3,135	3,888
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/38		6,825	8,431
2	San Francisco CA City & County Public Utilities Commission Wastewater Revenue TOB VRDO	1.570%	6/7/19		8,700	8,700
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	10,000	10,154
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	2,960	3,006
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	2,705	2,747
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19		1,020	1,036
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	440	447
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	2,555	2,594
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	1,000	1,015
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/20		2,010	2,117
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	10,335	11,270
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21		1,165	1,270
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	11,000	11,995
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	9,000	9,966
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	5,730	6,345

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	5,000	5,537
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	3,020	3,344
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/22		925	1,042
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/23		4,245	4,931
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/23		1,425	1,655
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/24		4,605	5,510
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/24		1,000	1,196
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/25		6,035	7,316
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/27		7,755	9,377
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/27		1,000	1,209
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/28		10,235	11,461
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28		5,355	6,465
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28		2,640	3,143
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28		3,830	4,560
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28		1,830	2,179
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29		12,685	15,266
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29		3,510	3,874
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29		3,300	3,920
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29		4,025	4,781
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29		1,925	2,286
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30		3,660	4,257
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30		3,470	4,108
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30		4,230	5,007
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30		2,025	2,397
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/31		14,015	15,606
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/31		2,000	2,418
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31		1,000	1,195

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	3,650	4,306
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	4,450	5,250
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	2,130	2,513
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32	3,000	3,609
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	2,675	3,183
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	3,835	4,507
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	4,680	5,500
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	2,240	2,633
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/33	6,280	7,703
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	8,120	9,851
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	4,000	4,654
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/36	8,625	9,534
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36	1,000	1,167
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/38	1,520	1,749
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/39	5,090	5,848
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/19	220	221
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/20	130	136
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/21	160	172
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/22	125	139
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/23	120	137
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	440	516

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	860	1,009
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	305	358
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	135	158
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/25	400	482
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/25	400	483
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/25	240	281
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/26	1,405	1,732
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/26	500	618
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/27	500	616
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/27	500	617
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/27	140	164
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/28	835	1,024
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/29	745	909

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/29	460	536
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/30	550	667
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/31	710	854
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/31	400	464
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	450	538
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	1,000	1,194
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	860	1,029
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	525	607
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/33	670	796
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/33	660	785
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/33	750	893
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	700	827
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	660	780

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	555	657
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	225	259
San Francisco CA City & County edevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/35	400	470
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/35	900	1,058
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/35	595	700
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/36	350	410
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/36	625	732
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/36	780	915
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,030	2,194
San Francisco CA City & County Unified School District GO	5.000%	6/15/24	1,080	1,276
San Francisco CA City & County Unified School District GO	5.000%	6/15/27	6,475	7,634
San Francisco CA City & County Unified School District GO	5.000%	6/15/28	10,170	11,980
San Francisco CA City & County Unified School District GO	4.000%	6/15/30	1,270	1,303
San Francisco CA City & County Unified School District GO	5.000%	6/15/31	7,965	8,261
San Francisco CA City & County Unified School District GO	4.000%	6/15/32	5,300	5,620
San Francisco CA City & County Unified School District GO	4.250%	6/15/33	4,000	4,266
San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/29	1,585	1,797
San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/32	2,170	2,441

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/33		3,025	3,398
San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/34		1,640	1,888
San Joaquin County CA Transportation Authority Revenue	4.000%	3/1/20		1,020	1,041
San Joaquin County CA Transportation Authority Revenue	4.000%	3/1/21		710	745
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/22		300	331
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/33		7,085	8,662
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/34		1,455	1,772
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/35		5,750	6,980
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/36		4,715	5,874
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/37		7,050	8,750
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/38		3,700	4,578
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/22	(14)	580	548
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/23	(ETM)	16,000	15,205
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24	(14)	7,140	6,377
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/25	(ETM)	14,750	13,593
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/29		12,210	14,113
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/34		2,435	2,765
San Jose CA Airport Revenue	5.000%	3/1/26		4,610	4,908
San Jose CA Airport Revenue	5.000%	3/1/29		200	249
San Jose CA Airport Revenue	5.000%	3/1/30		250	309
San Jose CA Airport Revenue	5.000%	3/1/33		500	604
San Jose CA Airport Revenue	5.000%	3/1/34		500	602
San Jose CA Airport Revenue	5.000%	3/1/36		3,000	3,584
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/19		2,350	2,364
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20	(Prere.)	1,270	1,324
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20	(Prere.)	1,140	1,189
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20		3,255	3,396
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.125%	8/1/20	(Prere.)	570	595
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/20	(Prere.)	800	837
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/20	(Prere.)	1,355	1,419

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/21		7,545	8,152
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/22		3,500	3,908
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/23		5,000	5,759
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/24		5,000	5,933
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26		3,650	4,565
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27		2,335	2,988
San Jose CA Special Hotel Tax Revenue (Convention Center Expansion & Renovation Project)	6.125%	5/1/31		5,000	5,421
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/19		1,000	1,006
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/20		1,000	1,045
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/22		500	559
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/23		400	461
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/24		525	624
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/25		440	538
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/26		775	971
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/27		780	999
San Juan CA Unified School District GO	0.000%	8/1/25	(4)	10,000	8,952
San Juan CA Unified School District GO	0.000%	8/1/26	(4)	12,215	10,678
San Juan CA Unified School District GO	4.000%	8/1/31		3,250	3,769
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/24	(15)	855	967
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/25	(15)	970	1,093
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/26	(15)	500	562
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/27	(15)	1,070	1,198
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/28	(15)	600	671
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/33	(15)	2,790	3,112
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/25	(4)	800	972
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/26	(4)	635	791
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/27	(4)	600	764
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/28	(4)	890	1,125

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/30	(4)	750	931
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/31	(4)	1,060	1,305
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/32	(4)	850	1,040
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/33	(4)	635	773
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/35	(4)	1,000	1,205
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/36	(4)	1,325	1,590
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/37	(4)	1,750	2,094
	San Marcos CA Unified School District GO	0.000%	8/1/25		2,300	2,050
	San Marcos CA Unified School District GO	0.000%	8/1/30		2,000	1,521
	San Marcos CA Unified School District GO	5.000%	8/1/30		4,050	5,075
	San Marcos CA Unified School District GO	0.000%	8/1/31		2,000	1,462
	San Marcos CA Unified School District GO	5.000%	8/1/31		3,175	3,952
	San Marcos CA Unified School District GO	0.000%	8/1/32		2,500	1,768
	San Marcos CA Unified School District GO	4.000%	8/1/32		300	338
	San Marcos CA Unified School District GO	5.000%	8/1/34		3,545	4,364
	San Marcos CA Unified School District GO	5.000%	8/1/35		4,000	4,909
	San Marcos CA Unified School District GO	5.000%	8/1/36		3,375	4,118
	San Marcos CA Unified School District GO	4.000%	8/1/37		4,015	4,429
	San Marcos CA Unified School District GO	4.000%	8/1/38		9,140	10,037
	San Mateo CA Union High School District GO	0.000%	9/1/23	(Prere.)	2,725	2,456
	San Mateo CA Union High School District GO	5.000%	9/1/23	(Prere.)	1,315	1,519
	San Mateo CA Union High School District GO	5.000%	9/1/23	(Prere.)	725	838
	San Mateo CA Union High School District GO	0.000%	9/1/24		2,665	2,383
	San Mateo CA Union High School District GO	5.000%	9/1/30		1,285	1,477
	San Mateo CA Union High School District GO	5.000%	9/1/31		715	821
	San Mateo CA Union High School District GO	4.000%	9/1/32		3,155	3,515
	San Mateo CA Union High School District GO	4.000%	9/1/33		3,540	3,960
	San Mateo CA Union High School District GO	4.000%	9/1/33		1,950	2,181
	San Mateo CA Union High School District GO	4.000%	9/1/35		1,585	1,753
	San Mateo County CA Community College District GO	0.000%	9/1/21	(14)	4,645	4,495
	San Mateo County CA Community College District GO	0.000%	9/1/22	(14)	5,675	5,401
	San Mateo County CA Community College District GO	0.000%	9/1/24	(14)	2,825	2,593
	San Mateo County CA Community College District GO	0.000%	9/1/25	(14)	4,000	3,599
	San Mateo County CA Community College District GO	0.000%	9/1/30	(14)	5,640	4,392
	San Mateo County CA Community College District GO	5.000%	9/1/32		2,015	2,559
	San Mateo County CA Community College District GO	4.000%	9/1/34		2,670	3,037
1	San Mateo County CA Community College District GO	5.000%	9/1/36		1,000	1,276
1	San Mateo County CA Community College District GO	5.000%	9/1/37		1,000	1,271

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	San Mateo County CA Community College District GO	5.000%	9/1/38		750	949
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/15/35	(4)	4,875	6,020
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/15/36		6,075	7,472
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/15/37		6,435	7,869
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/23		1,210	1,390
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/27		2,000	2,347
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.000%	7/15/21		1,035	1,096
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/22		1,335	1,489
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/23		1,630	1,877
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.000%	7/15/32		4,500	5,040
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.000%	7/15/33		5,000	5,578
	San Mateo County CA Transportation Authority Revenue	4.000%	6/1/20		770	792
	San Mateo County CA Transportation Authority Revenue	5.000%	6/1/20		790	820
	San Mateo County CA Transportation Authority Revenue	5.000%	6/1/21		1,385	1,490
	San Mateo County CA Transportation Authority Revenue	4.000%	6/1/22		600	650
	San Mateo County CA Transportation Authority Revenue	5.000%	6/1/22		785	873
	San Mateo County CA Transportation Authority Revenue	4.000%	6/1/23		1,520	1,688
	San Mateo County CA Transportation Authority Revenue	5.000%	6/1/23		855	983
	San Mateo County CA Transportation Authority Revenue	4.000%	6/1/24		750	854
	San Mateo County CA Transportation Authority Revenue	5.000%	6/1/24		1,250	1,484
	San Mateo County CA Transportation Authority Revenue	5.000%	6/1/25		1,245	1,523
	San Mateo County CA Transportation Authority Revenue	5.000%	6/1/31		1,365	1,621

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	San Mateo Foster City CA Public Financing Authority Wastewater Revenue	5.000%	8/1/34		825	1,050
1	San Mateo Foster City CA Public Financing Authority Wastewater Revenue	4.000%	8/1/35		1,500	1,724
1	San Mateo Foster City CA Public Financing Authority Wastewater Revenue	5.000%	8/1/36		1,425	1,796
1	San Mateo Foster City CA Public Financing Authority Wastewater Revenue	4.000%	8/1/37		2,750	3,131
1	San Mateo Foster City CA Public Financing Authority Wastewater Revenue	5.000%	8/1/38		1,600	2,003
1	San Mateo Foster City CA Public Financing Authority Wastewater Revenue	4.000%	8/1/39		1,250	1,414
	San Mateo-Foster City CA School District GO	4.000%	8/1/19		1,000	1,005
	San Mateo-Foster City CA School District GO	4.000%	8/1/34		1,580	1,732
	San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/22	(4)	1,000	1,106
	San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23	(4)	1,250	1,420
	San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	(4)	1,770	2,040
	San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	(4)	1,860	2,136
	San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	(4)	2,275	2,595
	San Rafael CA Elementary School District Capital Appreciation GO	0.000%	8/1/29	(14)	2,000	1,593
1	San Rafael CA Elementary School District GO	3.000%	8/1/34		325	334
1	San Rafael CA Elementary School District GO	3.000%	8/1/35		1,210	1,234
1	San Rafael CA Elementary School District GO	3.000%	8/1/37		825	833
	San Rafael CA High School District GO	0.000%	8/1/26	(14)	3,280	2,859
	San Rafael CA High School District GO	0.000%	8/1/29	(14)	6,505	5,176
	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	(2)	1,020	895
	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	(2)	1,700	1,402
	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	(2)	1,800	1,435
	San Ramon CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	(15)	1,520	1,803
	San Ramon CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	(15)	1,595	1,872
	San Ramon CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	(15)	1,670	1,957
	San Ramon Valley CA Unified School District GO	4.000%	8/1/28		1,225	1,355
	San Ramon Valley CA Unified School District GO	4.000%	8/1/28		1,225	1,355
	San Ramon Valley CA Unified School District GO	4.000%	8/1/32		2,000	2,217
	San Ysidro CA School District COP	5.000%	9/1/27	(15)	100	111
	San Ysidro CA School District COP	5.000%	9/1/31	(15)	200	221
	San Ysidro CA School District COP	5.000%	9/1/34	(15)	200	220
	San Ysidro CA School District COP	5.000%	9/1/37	(15)	320	353
	San Ysidro CA School District GO	0.000%	8/1/26	(14)	4,770	3,979

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/20		700	723
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/21		125	135
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/22		100	112
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/23		100	115
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/24		130	155
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/25		150	183
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/26		200	251
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/27		250	321
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/28		275	326
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/29		350	411
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/30		500	579
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/31		500	571
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/32		500	567
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/33		860	967
Santa Ana CA Unified School District COP	0.000%	4/1/32	(4)	1,750	1,198
Santa Ana CA Unified School District GO	0.000%	8/1/31	(14)	3,825	2,755
Santa Barbara CA Unified School District GO	4.000%	8/1/30		840	985
Santa Barbara CA Unified School District GO	4.000%	8/1/30		300	352
Santa Clara CA Electric Revenue	4.000%	7/1/24		4,720	5,141
Santa Clara CA Electric Revenue	4.000%	7/1/25		5,200	5,656
Santa Clara CA Electric Revenue	4.000%	7/1/26		5,230	5,683
Santa Clara CA Electric Revenue	5.000%	7/1/30		1,000	1,074
Santa Clara CA Electric Revenue	5.250%	7/1/32		2,525	2,724

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Santa Clara CA Financing Authority Revenue	4.000%	4/1/34		6,970	7,847
	Santa Clara CA Financing Authority Revenue	4.000%	4/1/35		7,250	8,133
	Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	3,775	3,927
	Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	4,115	4,281
	Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	4,405	4,583
	Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	4,715	4,905
	Santa Clara CA Unified School District GO	5.000%	7/1/21		2,290	2,471
	Santa Clara CA Unified School District GO	5.000%	7/1/22		2,060	2,299
	Santa Clara CA Unified School District GO	5.000%	7/1/23		2,185	2,518
	Santa Clara CA Unified School District GO	5.000%	7/1/25		3,120	3,700
	Santa Clara CA Unified School District GO	5.000%	7/1/25		3,595	4,264
	Santa Clara CA Unified School District GO	4.000%	7/1/29		6,650	7,770
	Santa Clara CA Unified School District GO	4.000%	7/1/29		8,235	9,622
	Santa Clara CA Unified School District GO	4.000%	7/1/30		8,800	10,212
	Santa Clara CA Unified School District GO	3.000%	7/1/31		4,460	4,716
	Santa Clara CA Unified School District GO	3.000%	7/1/32		4,770	4,997
	Santa Clara CA Unified School District GO	3.000%	7/1/33		1,610	1,678
	Santa Clara CA Unified School District GO	4.000%	7/1/33		8,750	9,807
	Santa Clara CA Unified School District GO	3.000%	7/1/34		5,430	5,619
	Santa Clara CA Unified School District GO	3.000%	7/1/36		6,150	6,288
	Santa Clara CA Unified School District GO	3.000%	7/1/37		6,545	6,643
	Santa Clara CA Unified School District GO	3.000%	7/1/38		3,225	3,256
	Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/20		4,215	4,369
	Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/21		5,770	6,199
	Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/22		6,060	6,730
	Santa Clara County CA Financing Authority Revenue	5.000%	5/15/22		4,090	4,541
	Santa Clara County CA Financing Authority Revenue	5.000%	5/15/25		6,510	7,926
	Santa Clara County CA Financing Authority Revenue	5.000%	5/15/26		6,800	8,231
2	Santa Clara County CA Financing Authority Revenue TOB VRDO	1.570%	6/7/19		6,340	6,340
	Santa Clara County CA GO	5.000%	8/1/28		8,830	9,831
	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/22		710	794
	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/23		375	433
	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/24		275	327
	Santa Clara Valley CA Joint Powers Authority Revenue	4.000%	8/1/25		615	710
	Santa Clara Valley CA Joint Powers Authority Revenue	4.000%	8/1/26		710	833
	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/29		545	675
	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/30		1,200	1,470
	Santa Clara Valley CA Water District COP	5.000%	6/1/20		575	597
	Santa Clara Valley CA Water District COP	5.000%	6/1/21		525	565
	Santa Clara Valley CA Water District COP	5.000%	6/1/22		550	612

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Santa Clara Valley CA Water District COP	5.000%	6/1/23		845	971
Santa Clarita CA Community College District GO	0.000%	8/1/29	(4)	2,530	2,015
Santa Clarita CA Community College District GO	5.000%	8/1/32		5,450	6,025
Santa Monica CA Community College District GO	0.000%	8/1/24		4,500	4,123
Santa Monica CA Community College District GO	0.000%	8/1/26		11,025	9,679
Santa Monica CA Community College District GO	4.000%	8/1/30		2,000	2,222
Santa Monica CA Community College District GO	5.000%	8/1/30		500	642
Santa Monica CA Community College District GO	5.000%	8/1/31		600	765
Santa Monica CA Community College District GO	4.000%	8/1/32		2,565	2,804
Santa Monica CA Community College District GO	5.000%	8/1/32		520	658
Santa Monica CA Community College District GO	4.000%	8/1/33		500	573
Santa Monica CA Community College District GO	4.000%	8/1/33		3,510	3,816
Santa Monica CA Community College District GO	4.000%	8/1/34		635	724
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/30		250	313
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/31		350	434
Santa Monica-Malibu CA Unified School District GO	4.000%	8/1/31		1,600	1,786
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/32		250	308
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/33		250	308
Santa Monica-Malibu CA Unified School District GO	4.000%	8/1/33		1,150	1,271
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/34		315	386
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/35		350	428
Santa Monica-Malibu CA Unified School District GO	4.000%	7/1/36		430	478
Santa Monica-Malibu CA Unified School District GO	4.000%	7/1/37		465	513
Santa Rosa CA High School District GO	5.000%	5/1/20		1,150	1,190
Santa Rosa CA High School District GO	5.000%	8/1/28	(4)	500	621
Santa Rosa CA High School District GO	5.000%	8/1/30	(4)	800	983
Santa Rosa CA High School District GO	5.000%	8/1/32	(4)	920	1,119
Santa Rosa CA High School District GO	5.000%	8/1/34	(4)	965	1,165
Santa Rosa CA High School District GO	5.000%	8/1/35	(4)	750	903
Santa Rosa CA Wastewater Revenue	5.000%	9/1/21		1,300	1,409
Santa Rosa CA Wastewater Revenue	5.000%	9/1/22		1,165	1,305
Santa Rosa CA Wastewater Revenue	5.000%	9/1/23		970	1,119

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/24		865	1,027
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/25		815	994
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/26		920	1,145
	Santa Rosa CA Wastewater Revenue	0.000%	9/1/28	(4)	11,095	9,058
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/29		2,870	3,190
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/30		3,055	3,394
	Santee CA CDC Successor Agency Tax Allocation Revenue	4.000%	8/1/20		590	609
	Santee CA CDC Successor Agency Tax Allocation Revenue	4.000%	8/1/21		600	632
	Santee CA CDC Successor Agency Tax Allocation Revenue	5.000%	8/1/22		570	632
	Shasta-Tehama-Trinity CA Joint Community College District GO	5.000%	8/1/31		300	372
	Shasta-Tehama-Trinity CA Joint Community College District GO	5.000%	8/1/32		275	338
	Shasta-Tehama-Trinity CA Joint Community College District GO	4.000%	8/1/36		700	778
	Shasta-Tehama-Trinity CA Joint Community College District GO	4.000%	8/1/37		1,000	1,104
	Signal Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/19		2,040	2,065
	Signal Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/20	(15)	2,120	2,228
	Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/21		725	784
	Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/24		1,000	1,191
	Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/28		1,000	1,205
	Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/35		1,000	1,175
	Simi Valley CA Unified School District GO	5.000%	8/1/20		1,500	1,567
	Simi Valley CA Unified School District GO	5.000%	8/1/21		1,220	1,320
	Simi Valley CA Unified School District GO	5.000%	8/1/22		1,500	1,678
	Simi Valley CA Unified School District GO	5.000%	8/1/23		2,500	2,886
	Simi Valley CA Unified School District GO	5.000%	8/1/24		3,455	4,111
	Simi Valley CA Unified School District GO	5.000%	8/1/25		2,785	3,397
	Simi Valley CA Unified School District GO	0.000%	8/1/26	(4)	3,030	2,626
	Simi Valley CA Unified School District GO	5.000%	8/1/26		2,025	2,536
	Simi Valley CA Unified School District GO	0.000%	8/1/27	(4)	2,900	2,446
	Simi Valley CA Unified School District GO	0.000%	8/1/28	(4)	4,785	3,923
1	Simi Valley CA Unified School District GO	4.000%	8/1/32		200	230
1	Simi Valley CA Unified School District GO	4.000%	8/1/33		175	199
1	Simi Valley CA Unified School District GO	3.000%	8/1/34		320	329
1	Simi Valley CA Unified School District GO	3.000%	8/1/35		525	536
1	Simi Valley CA Unified School District GO	3.000%	8/1/36		750	761
	Simi Valley CA Unified School District GO	4.000%	8/1/36		1,240	1,387
1	Simi Valley CA Unified School District GO	3.000%	8/1/37		500	506
	Simi Valley CA Unified School District GO	4.000%	8/1/37		1,320	1,469
1	Simi Valley CA Unified School District GO	4.000%	8/1/38		350	387
1	Simi Valley CA Unified School District GO	4.000%	8/1/39		365	402
	Solana Beach CA School District Special Tax Revenue	5.000%	9/1/29		2,115	2,310

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Solana Beach CA School District Special Tax Revenue	5.000%	9/1/32		2,655	2,881
Solano County CA Community College District GO	0.000%	8/1/21	(14)	985	953
Soledad CA Unified School District Revenue BAN	0.000%	8/1/21		2,120	2,039
Sonoma County CA Transportation Authority Sales Tax Revenue	5.000%	12/1/20		1,860	1,966
Sonoma County CA Transportation Authority Sales Tax Revenue	5.000%	12/1/22		2,520	2,848
Sonoma Valley CA Unified School District GO	5.000%	8/1/32		1,250	1,499
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/23		1,000	1,098
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/25		1,250	1,378
South San Francisco CA Unified School District GO	4.000%	9/1/33		2,010	2,234
Southern California Public Power Authority Revenue	5.000%	7/1/25		6,760	8,119
Southern California Public Power Authority Revenue	5.000%	7/1/28		10,000	10,396
Southern California Public Power Authority Revenue	5.000%	7/1/29		5,000	5,197
Southern California Public Power Authority Revenue	5.000%	7/1/30		10,750	11,173
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/20		1,250	1,301
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/21		1,000	1,079
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/23		4,000	4,303
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/24		2,375	2,553
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/25		1,675	1,799
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/26		1,250	1,340
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/27		1,000	1,070
Southern California Public Power Authority Revenue (Canyon Power Project) PUT	2.250%	5/1/21		38,000	38,342
Southern California Public Power Authority Revenue (Linden Wind Energy Project)	5.000%	7/1/28		3,500	3,638
Southern California Public Power Authority Revenue (Linden Wind Energy Project)	5.000%	7/1/29		2,500	2,599
Southern California Public Power Authority Revenue (Linden Wind Energy Project)	5.000%	7/1/30		2,500	2,598
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/28		5,000	5,104
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/29		5,000	5,101

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/23		5,540	6,255
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/24		5,000	5,781
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/25		7,025	8,301
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/26		3,525	4,243
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/28		2,265	2,760
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/29		300	368
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/33		5,180	6,539
Southern California Public Power Authority Revenue VRDO	1.230%	6/3/19	LOC	49,915	49,915
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/20		1,000	1,045
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/22		900	1,005
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/23		1,370	1,579
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/24		700	831
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/25		805	983
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/26		750	912
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/27		1,340	1,624
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/29		1,500	1,805
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/30		1,120	1,338
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/31		1,470	1,749
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/32		2,410	2,865
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/33		2,325	2,758
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/34		3,400	4,017
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/35		2,840	3,347
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/36		3,000	3,524
Southwestern California Community College District GO	0.000%	8/1/24		750	682
Southwestern California Community College District GO	0.000%	8/1/25		1,090	961
Southwestern California Community College District GO	0.000%	8/1/26		2,000	1,687
Southwestern California Community College District GO	0.000%	8/1/27		2,000	1,607

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Southwestern California Community College District GO	0.000%	8/1/28		2,535	1,931
	Southwestern California Community College District GO	5.000%	8/1/29		1,000	1,230
	Southwestern California Community College District GO	5.000%	8/1/29		300	378
	Southwestern California Community College District GO	5.000%	8/1/30		300	376
	Southwestern California Community College District GO	4.000%	8/1/31		300	340
	Southwestern California Community College District GO	4.000%	8/1/32		1,000	1,113
	Southwestern California Community College District GO	4.000%	8/1/32		250	282
	Southwestern California Community College District GO	4.000%	8/1/33		300	336
	Southwestern California Community College District GO	4.000%	8/1/34		1,760	1,939
	Southwestern California Community College District GO	4.000%	8/1/35		1,500	1,644
	Southwestern California Community College District GO	4.000%	8/1/36		1,200	1,321
	Southwestern California Community College District GO	4.000%	8/1/37		2,385	2,616
	Southwestern California Community College District GO	4.000%	8/1/38		1,750	1,916
[4]	St. Helena CA Unified School District GO, 4.000% coupon rate effective 8/1/2023	0.000%	8/1/27		4,550	4,460
	State Center California Community College District GO	5.000%	8/1/27		635	814
	State Center California Community College District GO	4.000%	8/1/34		1,000	1,119
	State Center California Community College District GO	4.000%	8/1/36		1,045	1,158
	State Center California Community College District GO	4.000%	8/1/37		1,000	1,101
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/20	(15)	580	599
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/21	(15)	450	475
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/22	(15)	950	1,023
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/23	(15)	660	724
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/24	(15)	1,050	1,172
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/25	(15)	1,100	1,247
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/26	(15)	1,155	1,325
	Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/22	(15)	1,000	1,111
	Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/23	(15)	1,015	1,159

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/24	(15)	1,000	1,173
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/25	(15)	1,250	1,467
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/26	(15)	1,375	1,609
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/27	(15)	1,250	1,457
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/20	(15)	500	524
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/23	(15)	725	828
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/24	(15)	900	1,055
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/25	(15)	1,000	1,202
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/26	(15)	1,000	1,226
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/27	(15)	2,200	2,747
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/28	(15)	1,815	2,298
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/29	(15)	1,520	1,910
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/30	(15)	1,750	2,182
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/32	(15)	1,635	2,021
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/33	(15)	1,290	1,589
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/34	(15)	1,540	1,887
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/35	(15)	1,550	1,892
Stockton CA Public Financing Authority Water Revenue	4.000%	10/1/37	(15)	1,730	1,879
Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.125%	10/1/35		1,000	1,185
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	(4)	1,600	1,939
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	(4)	1,500	1,809
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	(4)	2,890	3,427
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	(4)	2,000	2,363
Stockton CA Unified School District GO	4.000%	8/1/19		3,470	3,485
Stockton CA Unified School District GO	5.000%	8/1/20		930	970
Stockton CA Unified School District GO	5.000%	8/1/21		2,185	2,352
Stockton CA Unified School District GO	5.000%	8/1/22		2,650	2,941
Stockton CA Unified School District GO	5.000%	7/1/23	(4)	1,110	1,230
Stockton CA Unified School District GO	5.000%	8/1/23		2,055	2,346
Stockton CA Unified School District GO	5.000%	7/1/24	(4)	1,570	1,739
Stockton CA Unified School District GO	5.000%	8/1/28	(15)	1,000	1,163

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Stockton CA Unified School District GO	5.000%	8/1/29	(15)	600	695
Stockton CA Unified School District GO	4.000%	8/1/30	(4)	1,960	2,137
Stockton CA Unified School District GO	5.000%	8/1/30	(15)	1,555	1,802
Stockton CA Unified School District GO	5.000%	8/1/31	(15)	1,875	2,165
Stockton CA Unified School District GO	5.000%	8/1/32	(15)	2,060	2,373
Stockton CA Unified School District GO	5.000%	8/1/33	(15)	2,250	2,585
Stockton CA Unified School District GO	5.000%	8/1/34	(15)	2,105	2,411
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/23	(15)	1,110	1,275
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	(15)	1,000	1,173
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	(15)	1,200	1,403
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(15)	1,360	1,585
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/28	(15)	1,280	1,491
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/29	(15)	2,255	2,617
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	(15)	1,000	1,156
Sweetwater CA Unified School District GO	0.000%	8/1/23	(4)	1,575	1,459
Sweetwater CA Unified School District GO	3.000%	8/1/23		815	852
Sweetwater CA Unified School District GO	5.000%	8/1/23	(15)	1,090	1,235
Sweetwater CA Unified School District GO	3.000%	8/1/24		300	316
Sweetwater CA Unified School District GO	5.000%	8/1/24	(15)	1,255	1,457
Sweetwater CA Unified School District GO	5.000%	8/1/27	(15)	7,000	8,055
Sweetwater CA Unified School District GO	5.000%	8/1/28	(15)	8,000	9,191
Sweetwater CA Unified School District GO	5.000%	8/1/35		5,000	5,732
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/24		100	119
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/25		200	245
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/26		330	414
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/19		500	507
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/20		750	777
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/21		1,495	1,581
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22		800	889
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23		1,395	1,585
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24		1,720	2,000
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25		1,795	2,130
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26		1,000	1,205
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27		1,000	1,222
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	(4)	530	657
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	(4)	500	618

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	(4)	520	637
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	(4)	1,000	1,215
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	(4)	785	948
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	(4)	1,650	1,987
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	(4)	1,705	2,048
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	(4)	2,620	3,123
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	(4)	2,765	3,283
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	(4)	2,350	2,780
4	Temecula Valley CA Unified School District GO, 4.300% coupon rate effective 8/1/2019	0.000%	8/1/32	(15)	2,000	2,186
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/19		250	251
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/20		250	261
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/21		900	968
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	(4)	400	457
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	(4)	400	470
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	(4)	960	1,157
	Turlock CA Irrigation District Revenue	5.000%	1/1/21		2,185	2,232
	Turlock CA Irrigation District Revenue	5.000%	1/1/22		3,310	3,381
	Turlock CA Irrigation District Revenue	5.000%	1/1/28		7,020	7,400
	Turlock CA Irrigation District Revenue	5.000%	1/1/29		6,400	6,745
	Turlock CA Irrigation District Revenue	5.000%	1/1/30		7,770	8,182
	Turlock CA Irrigation District Revenue	5.000%	1/1/36		2,225	2,637
	Turlock CA Irrigation District Revenue	5.000%	1/1/37		5,615	6,623
	Turlock CA Unified School District GO	3.000%	8/1/34		1,095	1,111
	Turlock CA Unified School District GO	3.000%	8/1/35		1,175	1,189
	Turlock CA Unified School District GO	3.000%	8/1/36		1,260	1,266
	Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/22		1,390	1,539
	Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/23		750	854
	Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/24		760	884
	Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/25		2,820	3,336
	Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/26		2,300	2,700
	Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/27		3,915	4,561
	Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/29		3,640	4,206

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/30		3,500	4,027
Twin Rivers CA Unified School District GO	5.000%	8/1/19		1,645	1,655
Twin Rivers CA Unified School District GO	5.000%	8/1/19		600	604
Twin Rivers CA Unified School District GO	5.000%	8/1/20	(4)	475	496
Twin Rivers CA Unified School District GO	5.000%	8/1/20	(4)	750	782
Twin Rivers CA Unified School District GO	5.000%	8/1/21	(4)	550	593
Twin Rivers CA Unified School District GO	5.000%	8/1/21	(4)	850	917
Twin Rivers CA Unified School District GO	5.000%	8/1/22	(4)	515	574
Twin Rivers CA Unified School District GO	5.000%	8/1/22	(4)	625	696
Ukiah CA Unified School District GO	0.000%	8/1/25	(14)	3,175	2,818
Union CA Elementary School District GO	0.000%	9/1/29	(14)	1,335	1,070
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/31		1,820	2,172
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/32		1,360	1,619
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/33		3,000	3,563
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/35		1,250	1,477
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/36		1,000	1,179
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/23	(Prere.)	14,940	17,110
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/23	(Prere.)	5,000	5,726
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/24		6,010	7,066
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/25		10,000	11,522
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/26		10,015	11,757
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/29		5,015	6,116
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/30		3,000	3,626
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/32		8,440	10,091
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/33		12,105	14,412
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/34		14,000	16,596
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/35		5,020	5,927
University of California Regents Medical Center Pooled Revenue	4.500%	5/15/36		10,000	11,293
University of California Revenue	5.000%	5/15/20		4,470	4,631
University of California Revenue	5.000%	5/15/21		3,430	3,681
University of California Revenue	5.000%	5/15/21	(Prere.)	4,675	5,008

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
University of California Revenue	5.000%	5/15/21	(Prere.)	5,005	5,362
University of California Revenue	5.000%	5/15/22		3,850	4,127
University of California Revenue	5.000%	5/15/22	(Prere.)	6,540	7,251
University of California Revenue	5.000%	5/15/23		2,010	2,298
University of California Revenue	5.000%	5/15/23	(Prere.)	650	744
University of California Revenue	5.000%	5/15/23	(Prere.)	4,695	5,377
University of California Revenue	5.000%	5/15/25		2,670	3,235
University of California Revenue	5.000%	5/15/25		9,240	11,185
University of California Revenue	4.000%	5/15/27		9,115	10,872
University of California Revenue	4.000%	5/15/27		3,820	4,550
University of California Revenue	5.000%	5/15/27		7,075	8,573
University of California Revenue	5.000%	5/15/27		6,225	6,667
University of California Revenue	4.000%	5/15/28		9,030	10,842
University of California Revenue	4.000%	5/15/28		7,110	8,511
University of California Revenue	5.000%	5/15/28		9,265	11,186
University of California Revenue	5.000%	5/15/28		7,080	8,512
University of California Revenue	5.000%	5/15/28		6,675	7,142
University of California Revenue	4.000%	5/15/29		13,390	15,944
University of California Revenue	4.000%	5/15/29		5,485	6,511
University of California Revenue	4.000%	5/15/30		7,500	8,822
University of California Revenue	4.000%	5/15/30		7,705	9,036
University of California Revenue	5.000%	5/15/30		5,310	6,813
University of California Revenue	5.000%	5/15/30		1,195	1,464
University of California Revenue	5.000%	5/15/30		750	848
University of California Revenue	4.000%	5/15/31		5,270	6,127
University of California Revenue	5.000%	5/15/31		2,315	2,743
University of California Revenue	5.000%	5/15/31		15,095	18,777
University of California Revenue	5.000%	5/15/32		8,460	10,255
University of California Revenue	5.000%	5/15/32		7,490	8,232
University of California Revenue	5.000%	5/15/32		3,250	4,105
University of California Revenue	5.250%	5/15/32		5,000	5,848
University of California Revenue	4.000%	5/15/33		12,715	14,352
University of California Revenue	5.000%	5/15/33		15,470	17,444
University of California Revenue	5.000%	5/15/33		6,995	8,259
University of California Revenue	5.000%	5/15/33		5,025	6,066
University of California Revenue	5.000%	5/15/33		5,415	6,106
University of California Revenue	5.000%	5/15/33		5,910	7,420
University of California Revenue	5.000%	5/15/33		12,010	14,780
University of California Revenue	4.000%	5/15/34		10,610	11,892
University of California Revenue	4.000%	5/15/34		10,000	10,773
University of California Revenue	5.000%	5/15/34		15,900	17,909
University of California Revenue	5.000%	5/15/34		3,915	4,711
University of California Revenue	5.000%	5/15/34		6,395	7,864
University of California Revenue	5.000%	5/15/34		1,500	1,870
University of California Revenue	5.000%	5/15/34		12,800	15,698
University of California Revenue	4.000%	5/15/35		5,790	6,447
University of California Revenue	5.000%	5/15/35		625	787
University of California Revenue	5.000%	5/15/35		2,060	2,469
University of California Revenue	5.000%	5/15/35		5,100	6,235
University of California Revenue	5.000%	5/15/35		4,000	4,963
University of California Revenue	5.000%	5/15/35		11,290	13,765
University of California Revenue	5.000%	5/15/36		1,250	1,570
University of California Revenue	5.000%	5/15/36		5,425	6,486
University of California Revenue	5.000%	5/15/36		20,280	24,657

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	University of California Revenue	5.000%	5/15/36	4,275	5,288
	University of California Revenue	5.000%	5/15/36	4,500	5,061
	University of California Revenue	5.000%	5/15/36	15,790	19,146
	University of California Revenue	5.000%	5/15/37	14,595	17,962
	University of California Revenue	5.000%	5/15/37	1,000	1,254
	University of California Revenue	5.000%	5/15/37	11,710	14,135
	University of California Revenue	5.000%	5/15/37	9,500	11,467
	University of California Revenue	5.000%	5/15/37	4,925	6,043
	University of California Revenue	5.000%	5/15/38	22,075	27,096
	University of California Revenue	5.000%	5/15/38	4,355	5,445
	University of California Revenue	5.000%	5/15/38	5,000	6,119
	University of California Revenue	5.000%	5/15/39	2,345	2,924
	University of California Revenue PUT	1.400%	5/15/21	4,800	4,783
	University of California Revenue PUT	5.000%	5/15/23	52,095	59,513
2	University of California Revenue TOB VRDO	1.570%	6/7/19	10,200	10,200
2	University of California Revenue TOB VRDO	1.570%	6/7/19	12,190	12,190
	University of California Revenue VRDO	1.250%	6/3/19	21,750	21,750
	University of California Revenue VRDO	1.250%	6/3/19	6,760	6,760
	University of California Revenue VRDO	1.290%	6/3/19	7,150	7,150
	Upland CA Community Facilities District No. 2003-2 Improvement Area No. 1 Special Tax Revenue	5.000%	9/1/31	1,110	1,210
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/22	925	992
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/23	900	987
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/25	1,060	1,212
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/26	500	582
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/27	1,945	2,301
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/28	2,030	2,434
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/29	715	854
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/30	1,450	1,722
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/31	1,390	1,641
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/33	1,710	2,002
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/34	1,500	1,752
	Upland CA COP (San Antonio Regional Hospital)	4.000%	1/1/35	2,025	2,153
	Upland CA COP (San Antonio Regional Hospital)	4.000%	1/1/36	1,000	1,060
	Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/22	600	668
	Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/23	865	992
	Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/24	1,325	1,561

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25		1,390	1,633
	Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26		1,460	1,711
	Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/27		1,200	1,404
	Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28		1,200	1,400
	Val Verde CA Unified School District CP	5.000%	3/1/25	(4)	250	299
	Val Verde CA Unified School District CP	5.000%	3/1/26	(4)	260	319
	Val Verde CA Unified School District CP	5.000%	3/1/27	(4)	275	344
	Val Verde CA Unified School District CP	5.000%	3/1/28	(4)	280	357
	Val Verde CA Unified School District CP	5.000%	3/1/29	(4)	450	568
	Val Verde CA Unified School District CP	5.000%	3/1/30	(4)	850	1,061
	Val Verde CA Unified School District CP	5.000%	3/1/31	(4)	1,015	1,253
	Ventura County CA Community College District GO	5.000%	8/1/25		1,915	2,065
	Ventura County CA Community College District GO	5.000%	8/1/27		2,205	2,373
	Ventura County CA Community College District GO	0.000%	8/1/28		15,000	12,320
	Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/24		1,200	1,347
	Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/29		1,000	1,114
	Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/32		2,000	2,224
	Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/33		1,250	1,389
	Vista CA Joint Powers Financing Authority Revenue	5.000%	5/1/20		500	517
	Vista CA Joint Powers Financing Authority Revenue	5.000%	5/1/21		340	365
	Vista CA Joint Powers Financing Authority Revenue	5.000%	5/1/22		470	521
	Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/35		5,990	7,092
	Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/19	(4)	300	303
	Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/20	(4)	275	288
	Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	(4)	265	286
	Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	(4)	335	373
	Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	(4)	400	457
	Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	(4)	585	688
	Vista CA Unified School District GO	5.000%	8/1/24		5,000	5,568
1	Vista CA Unified School District GO	3.000%	8/1/34		1,085	1,119
1	Vista CA Unified School District GO	4.000%	8/1/35		1,210	1,385
1	Vista CA Unified School District GO	3.000%	8/1/38		1,645	1,652
1	Vista CA Unified School District GO	3.000%	8/1/39		1,800	1,802

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30		2,000	2,041
Walnut Valley CA Unified School District GO	5.000%	8/1/23		250	289
Walnut Valley CA Unified School District GO	5.000%	8/1/24		350	417
Washington CA Unified School District (Yolo County) GO	0.000%	8/1/27	(14)	3,440	2,881
Washington Township CA Health Care District GO	5.000%	8/1/23		170	195
Washington Township CA Health Care District GO	4.000%	8/1/24		625	706
Washington Township CA Health Care District GO	5.000%	8/1/25		1,425	1,730
Washington Township CA Health Care District GO	5.000%	8/1/26		1,395	1,734
Washington Township CA Health Care District Revenue	4.000%	7/1/19		445	446
Washington Township CA Health Care District Revenue	5.000%	7/1/19		500	501
Washington Township CA Health Care District Revenue	4.000%	7/1/20		375	383
Washington Township CA Health Care District Revenue	5.000%	7/1/20		465	480
Washington Township CA Health Care District Revenue	5.000%	7/1/21		350	372
Washington Township CA Health Care District Revenue	4.000%	7/1/22		540	574
Washington Township CA Health Care District Revenue	5.000%	7/1/22		725	792
Washington Township CA Health Care District Revenue	5.000%	7/1/23		400	446
Washington Township CA Health Care District Revenue	5.000%	7/1/23		570	636
Washington Township CA Health Care District Revenue	5.000%	7/1/24		750	855
Washington Township CA Health Care District Revenue	5.000%	7/1/24		610	695
Washington Township CA Health Care District Revenue	4.000%	7/1/25		650	719
Washington Township CA Health Care District Revenue	5.000%	7/1/25		775	901
Washington Township CA Health Care District Revenue	5.000%	7/1/26		900	1,046
Washington Township CA Health Care District Revenue	5.000%	7/1/26		785	926
Washington Township CA Health Care District Revenue	5.000%	7/1/26		1,270	1,499
Washington Township CA Health Care District Revenue	5.000%	7/1/27		430	513
Washington Township CA Health Care District Revenue	5.000%	7/1/27		930	1,108
Washington Township CA Health Care District Revenue	5.000%	7/1/29		1,005	1,197
Washington Township CA Health Care District Revenue	5.000%	7/1/29		665	792

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington Township CA Health Care District Revenue	6.000%	7/1/29		1,000	1,003
Washington Township CA Health Care District Revenue	5.000%	7/1/30		1,540	1,822
Washington Township CA Health Care District Revenue	4.000%	7/1/32		1,000	1,072
Washington Township CA Health Care District Revenue	5.000%	7/1/32		2,340	2,738
Washington Township CA Health Care District Revenue	5.000%	7/1/33		2,975	3,466
Washington Township CA Health Care District Revenue	4.000%	7/1/34		2,970	3,161
Washington Township CA Health Care District Revenue	4.000%	7/1/36		1,935	2,047
West Basin CA Municipal Water District Revenue	5.000%	8/1/22		2,010	2,247
West Contra Costa CA Unified School District GO	5.000%	8/1/20		250	261
West Contra Costa CA Unified School District GO	6.000%	8/1/26		5,000	6,574
West Contra Costa CA Unified School District GO	0.000%	8/1/28	(14)	6,400	5,158
West Contra Costa CA Unified School District GO	0.000%	8/1/30	(14)	6,235	4,653
West Contra Costa CA Unified School District GO	5.000%	8/1/30		3,425	3,979
West Contra Costa CA Unified School District GO	5.000%	8/1/31		5,690	6,589
West Contra Costa CA Unified School District GO	5.000%	8/1/32		1,825	2,160
West Contra Costa CA Unified School District GO	5.000%	8/1/32		5,560	6,456
West Contra Costa CA Unified School District GO	0.000%	8/1/33	(4)(3)	6,000	4,051
West Contra Costa CA Unified School District GO	0.000%	8/1/33	(14)	1,000	666
West Contra Costa CA Unified School District GO	0.000%	8/1/33	(12)	2,650	1,789
West Contra Costa CA Unified School District GO	5.000%	8/1/33		915	1,081
West Contra Costa CA Unified School District GO	5.000%	8/1/33		1,020	1,205
West Contra Costa CA Unified School District GO	5.000%	8/1/33		3,265	3,784
West Contra Costa CA Unified School District GO	5.000%	8/1/34		2,010	2,367
West Contra Costa CA Unified School District GO	5.000%	8/1/34		1,070	1,260
West Contra Costa CA Unified School District GO	5.000%	8/1/35		1,400	1,644
West Contra Costa CA Unified School District GO	5.000%	8/1/35		1,000	1,174

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
West Valley-Mission CA Community College District GO	4.000%	8/1/34		625	723
West Valley-Mission CA Community College District GO	4.000%	8/1/35		700	806
West Valley-Mission CA Community College District GO	4.000%	8/1/36		1,500	1,720
West Valley-Mission CA Community College District GO	4.000%	8/1/38		1,800	2,049
Western CA Municipal Water District Revenue PUT	1.500%	10/1/20		2,350	2,349
Western Placer CA Unified School District COP	3.000%	8/1/21	(4)	500	517
Western Placer CA Unified School District COP	3.000%	8/1/23	(4)	600	636
Western Placer CA Unified School District GO	5.000%	8/1/28		200	247
Western Placer CA Unified School District GO	5.000%	8/1/29		200	245
Western Placer CA Unified School District GO	5.000%	8/1/30		380	462
Western Placer CA Unified School District GO	4.000%	8/1/31	(15)	885	1,013
Western Placer CA Unified School District GO	4.000%	8/1/31	(15)	755	863
Western Placer CA Unified School District GO	5.000%	8/1/31		565	681
Western Placer CA Unified School District GO	4.000%	8/1/32	(15)	920	1,040
Western Placer CA Unified School District GO	4.000%	8/1/34	(15)	990	1,106
Western Placer CA Unified School District GO	4.000%	8/1/34	(15)	545	609
Western Placer CA Unified School District GO	4.000%	8/1/35	(15)	1,025	1,131
Western Placer CA Unified School District GO	4.000%	8/1/35	(15)	630	695
Western Placer CA Unified School District GO	4.000%	8/1/36	(15)	1,070	1,172
Westlands CA Water District Revenue	5.000%	9/1/21	(4)	750	810
Westlands CA Water District Revenue	5.000%	9/1/22	(4)	765	852
Westlands CA Water District Revenue	5.000%	9/1/24	(4)	1,000	1,110
Westlands CA Water District Revenue	5.000%	9/1/25	(4)	1,250	1,381
William S. Hart Union High School District California GO	5.000%	9/1/25		1,835	2,048
William S. Hart Union High School District California GO	5.000%	9/1/26		1,085	1,210
William S. Hart Union High School District California GO	5.000%	9/1/27		1,585	1,765
William S. Hart Union High School District California GO	0.000%	8/1/34	(4)	3,880	2,495
Yucaipa Valley CA Water District Water System Revenue	5.000%	9/1/19		1,020	1,029
					15,112,898
Guam (0.2%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/20		750	781
Guam Government Business Privilege Tax Revenue	5.000%	11/15/21		1,125	1,197
Guam Government Business Privilege Tax Revenue	5.000%	11/15/22		1,500	1,626
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/20		540	556
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/21		400	422

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/22	500	542
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/28	2,115	2,310
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/29	5,035	5,582
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.250%	7/1/33	4,000	4,357
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/35	4,450	4,847
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/36	1,450	1,621
Guam Power Authority Revenue	5.000%	10/1/22	1,605	1,736
Guam Power Authority Revenue	5.000%	10/1/26	1,810	2,027
Guam Power Authority Revenue	5.000%	10/1/30	1,470	1,625
				29,229
Puerto Rico (0.0%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	63	53
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	630	478
				531
Total Tax-Exempt Municipal Bonds (Cost $14,441,828)				15,142,658

Amount
($000)
Other Assets and Liabilities (0.3%)
Other Assets
Investment in Vanguard	718
Receivables for Investment Securities Sold	5,050
Receivables for Accrued Income	150,762
Receivables for Capital Shares Issued	10,414
Variation Margin Receivable—Futures Contracts	2,558
Other Assets	430
Total Other Assets	169,932
Liabilities
Payables for Investment Securities Purchased	(93,076)
Payables for Capital Shares Redeemed	(12,022)
Payables for Distributions	(7,586)
Payables to Vanguard	(5,313)
Variation Margin Payable—Futures Contracts	(2,144)
Total Liabilities	(120,141)
Net Assets (100%)	15,192,449

California Intermediate-Term Tax-Exempt Fund

At May 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	14,520,112
Total Distributable Earnings (Loss)	672,337
Net Assets	15,192,449

Investor Shares—Net Assets
Applicable to 138,273,571 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,655,747
Net Asset Value Per Share—Investor Shares	$11.97

Admiral Shares—Net Assets
Applicable to 1,130,468,242 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,536,702
Net Asset Value Per Share—Admiral Shares	$11.97

•  See Note A in Notes to Financial Statements.

1  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2019.

2  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $233,083,000, representing 1.5% of net assets.

3  Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

4  Step bond.

5  Securities with a value of $3,221,000 have been segregated as initial margin for open futures contracts.

6  The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	4,745	1,018,618	4,968

Short Futures Contracts
5-Year U.S. Treasury Note	September 2019	(2,291)	(268,888)	(1,475)
10-Year U.S. Treasury Note	September 2019	(1,237)	(156,790)	(1,509)
Ultra 10-Year U.S. Treasury Note	September 2019	(193)	(26,354)	(23)
Ultra Long U.S. Treasury Bond	September 2019	(50)	(8,789)	(227)
				(3,234)
				1,734

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2019
($000)
Investment Income
Income
Interest	197,884
Total Income	197,884
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,029
Management and Administrative—Investor Shares	1,105
Management and Administrative—Admiral Shares	4,388
Marketing and Distribution—Investor Shares	104
Marketing and Distribution—Admiral Shares	336
Custodian Fees	27
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	22
Trustees’ Fees and Expenses	2
Total Expenses	7,023
Net Investment Income	190,861
Realized Net Gain (Loss)
Investment Securities Sold	8,317
Futures Contracts	(5,400)
Realized Net Gain (Loss)	2,917
Change in Unrealized Appreciation (Depreciation)
Investment Securities	556,606
Futures Contracts	1,651
Change in Unrealized Appreciation (Depreciation)	558,257
Net Increase (Decrease) in Net Assets Resulting from Operations	752,035

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended May 31, 2019	Year Ended November 30, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	190,861	364,602
Realized Net Gain (Loss)	2,917	(16,483)
Change in Unrealized Appreciation (Depreciation)	558,257	(210,062)
Net Increase (Decrease) in Net Assets Resulting from Operations	752,035	138,057
Distributions
Net Investment Income
Investor Shares	(20,521)	(41,945)
Admiral Shares	(170,340)	(323,188)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(190,861)	(365,133)
Capital Share Transactions
Investor Shares	80,221	(131,910)
Admiral Shares	1,143,493	853,053
Net Increase (Decrease) from Capital Share Transactions	1,223,714	721,143
Total Increase (Decrease)	1,784,888	494,067
Net Assets
Beginning of Period	13,407,561	12,913,494
End of Period	15,192,449	13,407,561

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.51	$11.70	$11.42	$11.79	$11.78	$11.32
Investment Operations
Net Investment Income	.153	1.305	1.303	1.307	.331	.355
Net Realized and Unrealized Gain (Loss) on Investments	.460	(.189)	.278	(.370)	.010	.460
Total from Investment Operations	.613	.116	.581	(.063)	.341	.815
Distributions
Dividends from Net Investment Income	(.153)	(.306)	(.301)	(.307)	(.331)	(.355)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.153)	(.306)	(.301)	(.307)	(.331)	(.355)
Net Asset Value, End of Period	$11.97	$11.51	$11.70	$11.42	$11.79	$11.78

Total Return[2]	5.36%	1.00%	5.12%	-0.62%	2.93%	7.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,656	$1,514	$1,673	$1,631	$1,509	$1,444
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.61%	2.63%	2.58%	2.56%	2.81%	3.06%
Portfolio Turnover Rate	7%	16%	11%	16%	17%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.51	$11.70	$11.42	$11.79	$11.78	$11.32
Investment Operations
Net Investment Income	.158	1.314	1.314	1.319	.340	.364
Net Realized and Unrealized Gain (Loss) on Investments	.460	(.189)	.279	(.370)	.010	.460
Total from Investment Operations	.618	.125	.593	(.051)	.350	.824
Distributions
Dividends from Net Investment Income	(.158)	(.315)	(.313)	(.319)	(.340)	(.364)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.158)	(.315)	(.313)	(.319)	(.340)	(.364)
Net Asset Value, End of Period	$11.97	$11.51	$11.70	$11.42	$11.79	$11.78

Total Return[2]	5.40%	1.08%	5.22%	-0.52%	3.01%	7.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,537	$11,894	$11,240	$9,813	$8,746	$7,240
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.69%	2.71%	2.68%	2.66%	2.89%	3.14%
Portfolio Turnover Rate	7%	16%	11%	16%	17%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing-house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearing-house imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2019, the fund’s average investments in long and short futures contracts represented 7% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and for the period ended May 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

California Intermediate-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $718,000, representing 0.00% of the fund’s net assets and 0.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

California Intermediate-Term Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of May 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Tax-Exempt Municipal Bonds	—	15,142,658	—
Futures Contracts—Assets[1]	2,558	—	—
Futures Contracts—Liabilities[1]	(2,144)	—	—
Total	414	15,142,658	—

1   Represents variation margin on the last day of the reporting period.

D.   As of May 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	14,443,518
Gross Unrealized Appreciation	708,430
Gross Unrealized Depreciation	(7,556)
Net Unrealized Appreciation (Depreciation)	700,874

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2018, the fund had available capital losses including $6,085,000, which may be used to offset future net capital gains through November 30, 2019, as well as capital losses of $25,286,000, which may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.   During the six months ended May 31, 2019, the fund purchased $1,546,082,000 of investment securities and sold $518,142,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2019, such purchases and sales were $497,990,000 and $495,199,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

California Intermediate-Term Tax-Exempt Fund

F.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2019		November 30, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	308,934	26,297	457,126	39,360
Issued in Lieu of Cash Distributions	17,872	1,518	36,503	3,150
Redeemed	(246,585)	(21,010)	(625,539)	(53,990)
Net Increase (Decrease)—Investor Shares	80,221	6,805	(131,910)	(11,480)
Admiral Shares
Issued	2,220,859	189,731	3,591,582	309,848
Issued in Lieu of Cash Distributions	127,971	10,870	242,580	20,941
Redeemed	(1,205,337)	(103,165)	(2,981,109)	(258,169)
Net Increase (Decrease)—Admiral Shares	1,143,493	97,436	853,053	72,620

At May 31, 2019, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.   Management has determined that no events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of May 31, 2019

Under 1 Year	5.7%
1 - 3 Years	3.4
3 - 5 Years	2.1
5 - 10 Years	9.2
10 - 20 Years	42.1
20 - 30 Years	33.0
Over 30 Years	4.5

California Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
California (99.7%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/42		1,000	1,064
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/37		7,565	8,246
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/43		15,830	17,675
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	(4)	1,000	1,214
	Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/29	(15)	1,500	1,741
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	30,375	21,793
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35		1,050	1,217
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36		1,010	1,168
	Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/37	(4)	2,070	2,238
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37		6,745	7,777
	Alameda County CA Unified School District GO	0.000%	8/1/24	(4)	3,510	3,208
	Alameda County CA Unified School District GO	0.000%	8/1/29	(4)	5,000	4,007
1	Allan Hancock CA Joint Community College GO, 5.400% coupon rate effective 8/1/2030	0.000%	8/1/42		5,000	4,006
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	950	1,031
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/36		3,795	4,263
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/41		1,275	1,372

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/41		2,250	2,422
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/21		545	589
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/25		2,600	3,145
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/29		2,250	2,948
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/33	(15)	1,850	2,348
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/35	(15)	1,500	1,819
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/36	(15)	4,500	5,438
	Anaheim CA Public Financing Authority Revenue (Electric System)	4.000%	10/1/31		5,080	5,447
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	4,025	4,592
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	4,000	4,563
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	125	143
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.250%	4/1/23	(Prere.)	2,350	2,703
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/30		5,060	5,905
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/31		8,060	9,295
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33		5,515	6,238
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/49		1,000	1,078
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	10/1/54		20,260	23,016
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56		20,000	23,258
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		2,500	2,552
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25		6,000	6,355
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26		15,000	15,890
3	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.570%	6/7/19		4,250	4,250
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/49	(4)	4,000	4,707
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/28	(4)	2,130	2,483
	Cabrillo CA Community College District Revenue	0.000%	5/1/26	(2)	7,045	5,523
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/43		7,925	9,155

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/48		2,000	2,300
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/53		6,600	7,565
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	25	30
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		3,975	4,737
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/33		2,270	2,793
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/38		2,250	2,671
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/39		10,000	10,786
California Educational Facilities Authority Revenue (College of Arts)	6.875%	6/1/19		740	740
California Educational Facilities Authority Revenue (College of Arts)	5.250%	6/1/30		1,125	1,231
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/35		800	975
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/37		1,130	1,323
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/45		1,425	1,644
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/22	(Prere.)	1,775	1,987
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/33		1,225	1,350
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	12/1/39		2,000	2,304
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/45		5,000	5,805
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/39		5,890	6,771
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/45		6,500	7,426
California Educational Facilities Authority Revenue (Stanford University)	5.000%	3/15/26		40	50
California Educational Facilities Authority Revenue (Stanford University)	5.000%	3/15/39		3,700	5,176
California Educational Facilities Authority Revenue (Stanford University)	5.250%	4/1/40		6,645	9,574
California Educational Facilities Authority Revenue (Stanford University)	5.000%	6/1/43		3,790	5,371
California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/45		4,000	5,756
California Educational Facilities Authority Revenue (Stanford University)	5.000%	6/1/46		17,175	24,877

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
4	California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/49		15,325	22,574
	California Educational Facilities Authority Revenue (University of San Francisco)	6.125%	10/1/21	(Prere.)	610	677
	California Educational Facilities Authority Revenue (University of San Francisco)	6.125%	10/1/21	(Prere.)	640	712
	California Educational Facilities Authority Revenue (University of San Francisco)	5.000%	10/1/53		4,000	4,713
	California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/30		3,225	3,828
	California GO	6.000%	8/1/19	(14)	70	71
	California GO	5.000%	9/1/20		5,250	5,495
	California GO	5.000%	9/1/21		11,000	11,914
	California GO	5.000%	4/1/22		19,000	20,972
	California GO	5.000%	4/1/23		4,000	4,549
	California GO	5.000%	11/1/23		7,000	8,102
	California GO	5.000%	11/1/23		1,250	1,447
	California GO	5.000%	4/1/24		13,350	15,634
	California GO	5.000%	5/1/24		3,000	3,522
4	California GO	5.000%	8/1/24		1,490	1,762
	California GO	4.000%	10/1/24		9,845	11,190
	California GO	5.000%	10/1/24		10,000	11,879
	California GO	5.000%	11/1/24		6,695	7,964
4	California GO	5.000%	11/1/24		1,935	2,304
	California GO	5.000%	3/1/25		7,000	7,193
	California GO	4.000%	4/1/25		3,890	4,459
	California GO	5.000%	4/1/25		5,000	6,010
	California GO	5.000%	3/1/26		5,065	6,062
	California GO	4.000%	4/1/26		3,835	4,476
	California GO	5.000%	4/1/26		13,895	17,117
	California GO	5.000%	8/1/26		7,305	8,839
	California GO	5.000%	3/1/27		9,000	10,766
	California GO	5.000%	4/1/27		10,000	12,592
	California GO	3.500%	8/1/27		9,000	10,202
	California GO	5.250%	10/1/27		5,000	5,443
	California GO	5.000%	3/1/28		10,000	11,896
	California GO	5.000%	4/1/28		3,150	4,037
	California GO	5.000%	8/1/28		4,375	5,248
	California GO	5.000%	8/1/28		6,510	8,026
	California GO	4.000%	9/1/28		6,000	6,920
	California GO	5.000%	9/1/28		5,930	7,323
	California GO	5.000%	10/1/29		10,000	11,318
	California GO	5.000%	10/1/29		4,000	4,863
	California GO	5.250%	3/1/30		10,000	10,286
	California GO	5.000%	4/1/30		2,200	2,907
	California GO	5.000%	8/1/30		21,110	26,359
	California GO	5.000%	8/1/30		3,225	3,939
	California GO	5.250%	9/1/30		6,000	6,499
	California GO	5.000%	4/1/31		3,500	4,682
	California GO	5.000%	8/1/31		9,460	11,268
	California GO	5.000%	8/1/31		14,040	17,427
	California GO	5.000%	9/1/31		8,390	10,199
	California GO	5.000%	9/1/31		1,800	1,940
	California GO	5.000%	10/1/31		4,500	5,267

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California GO	5.000%	11/1/31		5,000	6,235
	California GO	5.000%	4/1/32		4,000	5,116
	California GO	5.000%	4/1/32		2,500	3,389
	California GO	4.000%	8/1/32		10,020	11,285
	California GO	4.000%	9/1/32		7,550	8,511
	California GO	5.000%	9/1/32		2,775	3,364
	California GO	5.000%	9/1/32		1,045	1,126
	California GO	5.000%	10/1/32		8,790	10,284
	California GO	5.000%	2/1/33		2,615	2,932
	California GO	6.000%	3/1/33		7,000	7,241
	California GO	5.000%	4/1/33		10,500	13,384
	California GO	5.000%	4/1/33		1,200	1,385
	California GO	5.000%	8/1/33		5,000	6,046
	California GO	5.000%	8/1/33		2,635	3,068
	California GO	5.000%	10/1/33		4,000	4,677
	California GO	5.000%	9/1/34		2,840	3,433
	California GO	5.250%	4/1/35		5,000	5,501
	California GO	4.000%	8/1/35		10,000	11,115
	California GO	4.000%	9/1/35		9,575	10,632
4	California GO	5.000%	9/1/35		3,265	3,933
	California GO	5.000%	10/1/35		7,500	8,940
	California GO	5.000%	11/1/35		3,750	4,610
	California GO	6.000%	11/1/35		5,000	5,095
	California GO	5.000%	4/1/36		6,250	7,190
	California GO	4.000%	8/1/36		10,000	11,030
	California GO	5.000%	9/1/36		8,500	9,402
	California GO	5.000%	4/1/37		5,000	5,597
	California GO	5.000%	4/1/37		9,250	10,619
	California GO	4.000%	9/1/37		3,000	3,298
	California GO	5.000%	10/1/39		7,615	8,808
	California GO	5.500%	11/1/39		3,690	3,749
	California GO	6.000%	11/1/39		2,700	2,751
	California GO	3.800%	12/1/39		3,670	3,943
	California GO	5.500%	3/1/40		11,500	11,838
	California GO	3.850%	12/1/40		3,830	4,123
	California GO	5.000%	10/1/41		5,000	5,399
	California GO	5.000%	4/1/42		2,000	2,180
	California GO	5.000%	9/1/42		8,515	9,387
	California GO	3.900%	12/1/42		6,710	7,219
	California GO	5.000%	2/1/43		6,265	6,958
	California GO	5.000%	4/1/43		6,500	7,250
	California GO	5.000%	11/1/43		12,425	14,066
	California GO	5.000%	12/1/43		5,335	6,052
	California GO	5.000%	5/1/44		5,000	5,676
	California GO	5.000%	8/1/45		11,735	13,661
	California GO	5.000%	8/1/46		10,000	11,756
4	California GO	5.000%	10/1/48		12,115	14,700
3	California GO TOB VRDO	1.380%	6/7/19		6,235	6,235
3	California GO TOB VRDO	1.380%	6/7/19		5,000	5,000
3	California GO TOB VRDO	1.570%	6/7/19		6,990	6,990
3	California GO TOB VRDO	1.570%	6/7/19		4,840	4,840
	California GO VRDO	1.230%	6/3/19	LOC	7,755	7,755
	California GO VRDO	1.230%	6/3/19	LOC	6,200	6,200
	California GO VRDO	1.250%	6/3/19	LOC	585	585

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California GO VRDO	1.350%	6/3/19	LOC	12,000	12,000
California GO VRDO	1.350%	6/3/19	LOC	1,000	1,000
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/25		3,000	3,373
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33		1,300	1,371
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/34		2,700	2,899
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/39		5,010	5,309
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/19	(Prere.)	5,000	5,017
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/25		5,000	5,047
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27		2,500	2,655
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/41		9,000	9,468
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/32		5,000	6,055
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/35		5,000	6,007
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/39		5,025	5,447
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29		3,500	3,868
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/42		7,500	8,681
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	6.500%	11/1/38		3,000	3,058
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.250%	11/1/41		4,025	4,355
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/37		2,000	2,184
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/42		5,000	5,456
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/32		4,275	4,717
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/35		7,815	8,598
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/39		4,505	4,937
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/26		2,740	3,277
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/27		1,840	2,200
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/40		6,000	6,820
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47		7,000	8,107
California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/44		14,000	15,236

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/51	4,000	4,322
3	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.390%	6/7/19	11,500	11,500
3	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.420%	6/7/19	10,025	10,025
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) VRDO	1.160%	6/10/19	7,475	7,475
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/43	5,300	5,963
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/55	7,000	7,943
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/56	18,205	20,942
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/29	1,000	1,172
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/33	1,100	1,275
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,578
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/33	2,510	2,773
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/34	645	756
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/39	1,600	1,850
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/44	1,500	1,717
	California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/29	2,390	2,805
	California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/38	6,025	6,894
	California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	6,584
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/36	1,000	1,093
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/47	2,720	2,929
	California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.500%	8/15/33	3,920	4,255
	California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/40	8,000	8,591
	California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,022

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group)	5.000%	11/15/29		5,080	6,427
	California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group)	4.000%	11/15/40		10,000	10,967
	California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/42		5,000	5,471
	California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/54		2,000	2,265
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20	(Prere.)	4,000	4,216
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/29		1,500	1,887
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/30		1,000	1,248
	California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	8/15/40		6,500	6,973
	California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	11/15/42		7,400	8,066
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/43		9,000	10,294
2	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46		22,000	25,231
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48		26,000	30,596
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48		4,700	5,531
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/29		3,445	4,293
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/33		3,025	3,695
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/34		5,000	6,015
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/ 30		2,000	2,282
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/41		6,100	6,838
	California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	4.000%	5/15/40		5,505	5,933
	California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/28		1,220	1,497
	California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/29		1,290	1,575
	California Infrastructure & Economic Development Bank Revenue (University of California)	5.000%	5/15/47		5,085	6,096

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Infrastructure & Economic Development Bank Revenue (University of California)	5.000%	5/15/52	5,000	5,931
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/42	1,000	1,037
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/33	2,120	2,521
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/34	1,340	1,589
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/34	4,560	4,969
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35	2,000	2,169
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/41	4,000	4,287
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/33	625	745
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/38	1,255	1,374
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/42	2,500	2,724
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/32	225	273
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/34	250	301
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/36	250	299
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/38	300	356
California Municipal Finance Authority Revenue (Channing House Project)	4.000%	5/15/40	6,500	7,047
California Municipal Finance Authority Revenue (Channing House Project)	5.000%	5/15/47	3,000	3,518
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/28	1,800	2,157
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/31	2,370	2,788
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/40	5,000	5,627
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/47	9,200	10,470
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/32	750	883
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/34	1,750	2,046

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/37		1,800	2,076
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/42		2,500	2,854
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/42		6,030	6,883
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	4.000%	7/1/47		5,000	5,280
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/37		930	1,111
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/35		690	759
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/41		5,380	6,000
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/44		1,800	1,959
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/47		3,000	3,281
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/29		390	488
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/30		275	346
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/31		2,910	3,688
California Municipal Finance Authority Revenue (University of La Verne)	5.250%	6/1/20	(ETM)	2,420	2,515
California Municipal Finance Authority Student Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/50		2,580	2,818
California Municipal Finance Authority Student Housing Revenue (CHF-Davis I LLC)	4.000%	5/15/48	(15)	5,000	5,361
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/40		3,525	4,145
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/43		2,445	2,862
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/52		10,000	11,626
California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water Department)	5.000%	8/1/46	(15)	7,500	8,677
California Public Finance Authority Revenue (Sharp Healthcare Obligated Group)	4.000%	8/1/47		5,000	5,419
California Public Finance Authority Revenue (Sharp Healthcare Obligated Group)	5.000%	8/1/47		5,250	6,204
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/29		7,095	8,996

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35		4,000	4,425
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29		2,500	2,809
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/34		1,300	1,453
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/38		3,470	3,858
California Public Works Board Lease Revenue (Office of Emergency Services)	5.000%	4/1/31		1,000	1,224
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/31		2,500	3,060
California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/19	(Prere.)	5,000	5,102
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/23		4,180	4,595
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/23		530	611
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/26		5,000	5,583
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/30		6,000	6,805
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/33		2,220	2,486
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/33		2,330	2,706
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37		5,000	5,537
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/39		3,000	3,409
California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/36		1,000	1,114
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/48		3,025	3,473
California State University Systemwide Revenue	5.000%	11/1/30		10,675	13,047
California State University Systemwide Revenue	5.000%	11/1/30		2,500	3,032
California State University Systemwide Revenue	5.000%	11/1/31		7,000	8,231
California State University Systemwide Revenue	5.000%	11/1/31		5,150	6,254
California State University Systemwide Revenue	5.000%	11/1/32		7,000	8,211
California State University Systemwide Revenue	5.000%	11/1/32		6,610	7,996
California State University Systemwide Revenue	5.000%	11/1/33		3,580	4,188
California State University Systemwide Revenue	4.000%	11/1/37		1,875	2,068
California State University Systemwide Revenue	5.000%	11/1/37		3,750	4,161

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California State University Systemwide Revenue	5.000%	11/1/37		10,000	10,774
California State University Systemwide Revenue	4.000%	11/1/38		1,410	1,542
California State University Systemwide Revenue	5.000%	11/1/38		4,040	4,738
California State University Systemwide Revenue	5.000%	11/1/42		1,355	1,460
California State University Systemwide Revenue	5.000%	11/1/43		1,810	2,103
California State University Systemwide Revenue	5.000%	11/1/47		8,620	9,975
California State University Systemwide Revenue	5.000%	11/1/47		6,105	7,246
California State University Systemwide Revenue	5.000%	11/1/48		4,900	5,953
California State University Systemwide Revenue	5.000%	11/1/50		6,000	7,232
California State University Systemwide Revenue PUT	3.000%	11/1/19		7,000	7,007
California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/48		5,000	5,765
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.250%	11/1/44		1,000	1,094
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.375%	11/1/49		2,300	2,525
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/27		2,035	2,464
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/31		4,745	5,643
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/33		1,350	1,641
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	3.500%	3/1/38		625	644
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/45		4,315	4,970
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/48		3,000	3,532
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/29	(4)	940	1,100
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/44	(4)	5,500	6,258

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/49	(4)	1,000	1,133
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/39		310	351
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/40		7,200	7,469
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/43		13,705	15,469
California Statewide Communities Development Authority Revenue (Covenant Retirement Communities Inc.)	5.625%	12/1/36		4,000	4,581
California Statewide Communities Development Authority Revenue (Daughters of Charity Health System)	5.750%	7/1/30		5,000	4,927
California Statewide Communities Development Authority Revenue (Daughters of Charity Health System)	5.750%	7/1/35		1,515	1,499
California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/42		2,500	2,675
California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/47		2,000	2,136
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/43		1,500	1,770
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/44		5,800	6,484
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/48		7,000	8,248
California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	8/15/46		1,525	1,760
California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	8/15/51		3,000	3,448
California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	12/1/53		2,500	2,910
California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	12/1/57		3,775	4,351
California Statewide Communities Development Authority Revenue (Kaiser Credit Group) VRDO	1.050%	6/7/19		400	400
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42		15,465	16,881

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.200%	6/7/19	12,360	12,360
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/34	680	827
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/35	800	971
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/36	780	943
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/37	520	626
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/38	500	599
California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/46	1,800	2,062
California Statewide Communities Development Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,699
California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	12,058
California Statewide Communities Development Authority Revenue (The Culinary Institute of America Project)	5.000%	7/1/41	800	908
California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41	11,025	11,846
California Statewide Communities Development Authority Senior Living Revenue (Southern California Presbyterian Homes)	7.250%	11/15/41	3,000	3,072
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/29	2,000	2,370
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/30	3,500	4,125
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/32	2,500	2,922
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/40	4,445	5,088
Campbell CA Union High School District GO	5.000%	8/1/35	1,000	1,200

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Carlsbad CA Unified School District GO	4.000%	5/1/32		575	648
	Carlsbad CA Unified School District GO	4.000%	5/1/33		685	765
	Carlsbad CA Unified School District GO	4.000%	5/1/34		690	766
	Centinela Valley CA Union High School District GO	6.000%	8/1/23	(Prere.)	3,000	3,578
	Centinela Valley CA Union High School District GO	4.000%	8/1/50	(4)	3,000	3,206
	Central CA Unified School District GO	4.000%	8/1/48		8,500	9,057
	Central School District San Bernardino California GO	5.000%	8/1/47		3,350	3,937
	Central School District San Bernardino California GO	4.000%	8/1/48		3,945	4,263
	Ceres CA Unified School District GO	5.000%	8/1/51	(15)	5,000	5,876
	Cerritos CA Community College District GO	4.000%	8/1/33		2,135	2,303
	Cerritos CA Community College District GO	0.000%	8/1/34		4,000	2,626
	Cerritos CA Community College District GO	0.000%	8/1/35		1,730	1,091
	Cerritos CA Community College District GO	5.000%	8/1/38		7,000	7,704
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/30		3,500	3,968
	Chabot-Las Positas CA Community College District GO	4.000%	8/1/47		1,100	1,191
	Charter Oak CA Unified School District GO	5.000%	8/1/31	(4)	1,380	1,628
	Charter Oak CA Unified School District GO	5.000%	8/1/33	(4)	1,755	2,058
	Chico CA Unified School District GO	4.000%	8/1/35		1,880	2,039
	Chula Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25		2,130	2,425
	Chula Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/26		1,175	1,356
1	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/36		1,810	1,697
1	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/37		2,475	2,311
1	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/38		2,150	2,002
	Clovis CA Wastewater System Revenue	5.000%	8/1/37	(15)	1,000	1,210
	Clovis CA Wastewater System Revenue	5.000%	8/1/38	(15)	2,235	2,697
	Colton CA Joint Unified School District GO	4.000%	8/1/32	(15)	1,340	1,505
	Conejo Valley CA Unified School District GO	0.000%	8/1/29	(4)	2,000	1,426
	Conejo Valley CA Unified School District GO	0.000%	8/1/30	(4)	1,865	1,254
	Contra Costa CA Community College District GO	5.000%	8/1/38		3,600	4,074
	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/34		1,970	2,210
	Cotati-Rohnert Park CA Unified School District GO	5.000%	8/1/44	(4)	3,000	3,444
3	Cotati-Rohnert Park CA Unified School District GO TOB VRDO	1.470%	6/7/19	(15)	3,505	3,505
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/38		1,500	1,503
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/30		3,325	3,920

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/30		1,500	1,768
	East Bay CA Regional Park District GO	5.000%	9/1/19	(Prere.)	1,825	1,842
	East Bay CA Regional Park District GO	5.000%	9/1/25		175	177
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/29	(4)	1,000	1,064
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/30	(4)	2,000	2,108
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/31	(4)	2,000	2,092
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	(4)	1,500	1,562
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/33	(4)	1,500	1,551
	Eastern California Municipal Water District Water & Sewer Revenue	4.000%	7/1/34		5,300	5,819
	Eastern California Municipal Water District Water & Wastewater Revenue	4.000%	7/1/35		3,780	4,141
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/39		2,030	2,409
	Eastern California Municipal Water District Water & Wastewater Revenue VRDO	1.280%	6/3/19		400	400
	El Camino CA Community College District GO	5.000%	8/1/32		1,000	1,211
	El Camino CA Community College District GO	5.000%	8/1/33		1,115	1,347
	El Camino CA Community College District GO	5.000%	8/1/37		1,550	1,841
	El Camino CA Community College District GO	5.000%	8/1/48		6,550	7,975
	El Camino CA Healthcare District GO	4.000%	8/1/34		5,000	5,562
	El Dorado CA Irrigation District Revenue	5.250%	3/1/39	(4)	7,500	8,647
	Encinitas CA Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/27		1,000	1,098
	Escondido CA GO	5.000%	9/1/30		2,030	2,433
	Evergreen CA School District Election GO	4.000%	8/1/39		330	366
5	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	3.050%	4/15/34		1,645	1,709
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/33		530	613
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/38		845	966
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/48		1,675	1,897
	Foothill-De Anza CA Community College District GO	0.000%	8/1/22	(14)	3,850	3,664
	Foothill-De Anza CA Community College District GO	0.000%	8/1/23	(14)	3,590	3,356
	Foothill-De Anza CA Community College District GO	0.000%	8/1/25	(14)	2,390	2,146
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.500%	1/15/43		2,200	2,604
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46		13,500	15,639
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.000%	1/15/53		6,675	7,828

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.850% coupon rate effective 1/15/2024	0.000%	1/15/42		9,000	9,022
5	Freddie Mac ML-05	3.350%	11/25/33		1,999	2,113
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/35	(4)	1,000	1,182
	Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/46		5,000	5,574
	Gilroy CA Unified School District GO	4.000%	8/1/33		1,155	1,295
	Gilroy CA Unified School District GO	4.000%	8/1/36		1,000	1,102
	Gilroy CA Unified School District GO	4.000%	8/1/37		1,100	1,207
	Gilroy CA Unified School District GO	4.000%	8/1/41		3,115	3,369
	Gilroy CA Unified School District GO	4.000%	8/1/46		8,000	8,622
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25		4,120	4,760
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/28	(2)	10,035	8,304
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/30		5,250	6,163
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/31		6,500	7,585
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32		2,260	2,626
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		1,365	1,581
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35		5,000	5,829
	Golden State Tobacco Securitization Corp. California Revenue	3.500%	6/1/36		5,650	5,715
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/40		14,000	16,145
	Grossmont CA Healthcare District GO	6.125%	7/15/21	(Prere.)	2,500	2,755
	Grossmont CA Union High School District GO	0.000%	8/1/30		6,500	4,975
	Grossmont-Cuyamaca CA Community College District GO	4.000%	8/1/47		10,935	11,934
	Hartnell CA Community College District GO	4.000%	8/1/47		4,165	4,518
	Hayward CA Unified School District GO	5.000%	8/1/31	(4)	3,780	4,370
	Hayward CA Unified School District GO	5.000%	8/1/31	(4)	3,500	4,048
	Hayward CA Unified School District GO	5.000%	8/1/33	(15)	1,335	1,661
	Hayward CA Unified School District GO	5.000%	8/1/34	(15)	1,000	1,238
	Hayward CA Unified School District GO	4.000%	8/1/43	(15)	3,000	3,263
	Hayward CA Unified School District GO	4.000%	8/1/48	(15)	4,050	4,377
	Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/39		1,100	1,218
	Imperial CA Community College District GO	0.000%	8/1/30	(15)	2,125	1,519
	Imperial CA Irrigation District Electric Revenue	5.000%	11/1/32		2,765	3,325
	Imperial CA Irrigation District Electric Revenue	5.000%	11/1/45		4,010	4,684
	Imperial CA Unified School District GO	5.250%	8/1/43	(15)	5,000	6,070
	Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/32	(15)	1,000	1,199
	Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/34	(15)	960	1,143
	Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/38	(15)	500	587

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Irvine CA Assessment District No. 97-17 Improvement Revenue VRDO	1.230%	6/3/19	LOC	900	900
	Irvine CA Facilities District No. 2013-3 Special Tax Revenue	5.000%	9/1/51	(4)	1,250	1,445
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/37		265	306
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/42		400	459
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/47		1,000	1,142
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/51		1,000	1,131
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue VRDO	1.230%	6/3/19	LOC	4,400	4,400
	Jurupa CA Unified School District GO	4.000%	8/1/43		8,000	8,714
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34		1,050	1,221
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36		2,450	2,569
	Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29		1,000	1,207
	Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30		1,255	1,505
	Las Virgenes CA Unified School District GO	0.000%	9/1/26	(14)	6,140	5,346
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/32	(4)	3,220	3,950
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/34	(4)	2,000	2,427
	Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/30		625	782
	Livermore Valley CA Water Financing Authority Revenue	4.000%	7/1/43		3,000	3,281
	Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/32	(4)	1,640	2,041
	Long Beach CA Airport Revenue	5.000%	6/1/40		4,440	4,591
	Long Beach CA Community College District GO	0.000%	8/1/34		2,520	1,637
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/29		1,235	1,536
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/35		1,575	2,031
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/37		3,090	4,221
6	Long Beach CA Finance Authority Natural Gas Purchase Revenue, 67% of 3M USD LIBOR + 1.430%	3.117%	11/15/26		1,800	1,844
	Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26	(2)	7,570	8,761
	Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31	(2)	4,215	5,316

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Long Beach CA Harbor Revenue	5.000%	5/15/39		1,510	1,755
Long Beach CA Harbor Revenue	5.000%	5/15/42		2,000	2,316
Long Beach CA Harbor Revenue	5.000%	5/15/47		4,995	5,951
Long Beach CA Unified School District GO	0.000%	8/1/26		1,870	1,605
Los Angeles CA Community College District GO	5.250%	8/1/20	(Prere.)	5,000	5,229
Los Angeles CA Community College District GO	5.000%	8/1/28		3,510	4,150
Los Angeles CA Community College District GO	4.000%	8/1/29		1,260	1,477
Los Angeles CA Community College District GO	5.000%	8/1/30		5,500	6,479
Los Angeles CA Community College District GO	4.000%	8/1/31		1,810	2,078
Los Angeles CA Community College District GO	4.000%	8/1/32		1,700	1,963
Los Angeles CA Community College District GO	4.000%	8/1/33		1,075	1,233
Los Angeles CA Community College District GO	4.000%	8/1/33		3,500	3,864
Los Angeles CA Community College District GO	4.000%	8/1/36		2,300	2,585
Los Angeles CA Community College District GO	4.000%	8/1/37		5,000	5,383
Los Angeles CA Community College District GO	4.000%	8/1/41		5,000	5,478
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30		3,195	3,307
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		16,000	17,439
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		4,000	4,135
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		1,000	1,215
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/37		2,135	2,670
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/38		5,110	5,914
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/38		2,150	2,679
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/38		2,100	2,617
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29		5,000	5,972
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30		5,000	6,468
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30		2,125	2,709
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31		1,380	1,674
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32		7,000	8,956
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32		4,675	5,981

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	2,500	2,913
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	5,035	6,378
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	5,000	6,376
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	3,000	3,826
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	9,020	11,339
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	3,500	4,063
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	3,790	4,505
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	4,765	5,788
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	5,000	5,277
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	10,000	11,069
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,640	2,019
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,700	2,087
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	4,675	5,639
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,545	1,708
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	1,810	2,125
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	4,345	5,309
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	1,000	1,225
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	5,000	5,525
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,500	3,003
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	4,000	4,615
Los Angeles CA Department of Water & Power Revenue	5.250%	7/1/39	2,000	2,116
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	2,020	2,356
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	4,500	5,248
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	5,000	5,516
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	5,000	5,652
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	10,150	11,190
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/44	13,950	15,938

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46		2,500	2,899
Los Angeles CA Harbor Department Revenue	4.000%	8/1/39		3,000	3,259
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36		4,500	5,637
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38		5,950	7,385
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29		3,000	3,702
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/30		2,420	2,957
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33		5,200	5,789
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34		2,500	2,763
Los Angeles CA Unified School District GO	5.000%	7/1/28		8,000	9,342
Los Angeles CA Unified School District GO	5.000%	7/1/28		2,040	2,591
Los Angeles CA Unified School District GO	5.250%	7/1/28		5,500	5,729
Los Angeles CA Unified School District GO	5.000%	7/1/30		2,860	3,320
Los Angeles CA Unified School District GO	5.000%	1/1/34		5,000	5,014
Los Angeles CA Unified School District GO	5.250%	7/1/34		10,000	10,404
Los Angeles CA Unified School District GO	4.000%	7/1/35		5,000	5,456
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33		1,010	1,246
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34		3,250	3,992
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		5,000	5,897
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		2,500	3,061
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36		1,660	2,024
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37		2,100	2,552
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43		2,840	3,185
Los Angeles CA Wastewater System Revenue	5.000%	6/1/48		10,000	12,098
Los Angeles County CA Facilities Inc. Lease Revenue	4.000%	12/1/48		7,500	8,141
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31		2,010	2,449
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32		2,340	2,843
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34		5,075	6,131
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34		3,305	4,082
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37		3,580	4,378
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/37		2,750	3,031
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/42		5,940	6,518
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/35		4,000	4,682
Los Angeles County CA School District GO	5.000%	7/1/30	(15)	2,820	3,543
Los Angeles County CA Schools Regionalized Business Services Corp. COP	0.000%	8/1/20	(2)	2,095	2,053
Los Angeles County CA Unified School District GO	5.000%	7/1/30		4,110	5,294

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles County CA Unified School District GO	5.000%	7/1/31		5,030	6,436
Los Angeles County CA Unified School District GO	3.000%	1/1/34		4,780	4,873
Los Rios CA Community College District GO	4.000%	8/1/34		4,500	5,039
M-S-R California Energy Authority Revenue	7.000%	11/1/34		7,000	10,460
M-S-R California Energy Authority Revenue	7.000%	11/1/34		3,200	4,782
M-S-R California Energy Authority Revenue	6.500%	11/1/39		4,195	6,295
M-S-R California Energy Authority Revenue	6.500%	11/1/39		3,500	5,252
M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20	(ETM)	1,745	1,802
Madera CA Unified School District GO	0.000%	8/1/28	(14)	2,680	2,175
Marin CA Community College District GO	4.000%	8/1/35		700	778
Marin CA Community College District GO	4.000%	8/1/38		1,500	1,650
Marin CA Healthcare District GO	5.000%	8/1/29		1,055	1,266
Marina Coast Water District California Enterprise Revenue	5.000%	6/1/37		4,085	4,773
Martinez CA Unified School District GO	4.000%	8/1/48		3,000	3,217
Metropolitan Water District of Southern California Revenue	5.000%	10/1/33		6,000	6,582
Metropolitan Water District of Southern California Revenue	5.000%	7/1/34		5,540	6,634
Metropolitan Water District of Southern California Revenue	5.000%	7/1/40		4,500	5,276
Metropolitan Water District of Southern California Revenue VRDO	1.250%	6/3/19		2,900	2,900
Metropolitan Water District of Southern California Revenue VRDO	1.250%	6/3/19		1,525	1,525
Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26		2,085	2,532
Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30		4,000	4,763
Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/40		6,000	6,926
Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22	(ETM)	4,345	4,725
Moreno Valley CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/31		1,660	2,035
Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33		1,605	1,827
Morgan Hill CA Unified School District GO	4.000%	8/1/47		8,490	9,268
Mount San Antonio CA Community College District GO	5.000%	8/1/32		1,000	1,297
Mount San Antonio CA Community College District GO	5.000%	8/1/33		1,125	1,451
Mount San Antonio CA Community College District GO	5.000%	8/1/39		2,525	3,172
Mount San Antonio CA Community College District GO	4.000%	8/1/49		6,200	6,842
Mountain View-Whisman CA School District COP	4.000%	6/1/30		675	753
Mountain View-Whisman CA School District COP	4.000%	6/1/32		1,500	1,656

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/33		2,500	2,587
1	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/34		2,000	2,062
	New Haven CA Unified School District GO	5.000%	8/1/27	(15)	3,000	3,509
	New Haven CA Unified School District GO	5.000%	8/1/28	(15)	2,000	2,331
	Newark CA Unified School District GO	5.000%	8/1/44		6,000	6,840
	Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/21	(Prere.)	3,525	3,932
4	Newport Mesa CA Unified School District GO	5.000%	8/1/21		2,500	2,601
	Newport Mesa CA Unified School District GO	0.000%	8/1/35		4,000	2,601
	Newport Mesa CA Unified School District GO	0.000%	8/1/36		1,000	625
	Newport Mesa CA Unified School District GO	0.000%	8/1/37		2,000	1,201
	Newport Mesa CA Unified School District GO	0.000%	8/1/38		1,000	577
4	North Orange County CA Community College District GO	3.000%	8/1/38		1,000	1,002
4	North Orange County CA Community College District GO	3.000%	8/1/39		1,000	998
4	North Orange County CA Community College District GO	3.000%	8/1/40		1,000	991
	Northern California Energy Authority Commodity Supply Revenue PUT	4.000%	7/1/24		5,000	5,454
	Northern California Power Agency Revenue (Hydroelectric Project)	7.500%	7/1/21	(Prere.)	1,120	1,216
	Northern California Transmission Agency Revenue	5.000%	5/1/37		3,610	4,239
	Northern California Transmission Agency Revenue	5.000%	5/1/38		1,865	2,185
	Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/25		1,825	1,278
	Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/26		1,995	1,396
	Norwalk-La Mirada CA Unified School District GO	5.000%	8/1/44		4,320	5,154
	Norwalk-La Mirada CA Unified School District GO	4.000%	8/1/47		5,105	5,484
	Oakland CA GO	5.000%	1/15/29		1,640	1,971
	Oakland CA Unified School District GO	6.625%	8/1/21	(Prere.)	1,000	1,114
	Oakland CA Unified School District GO	5.000%	8/1/35		2,850	3,265
	Oakland CA Unified School District GO	5.000%	8/1/40		500	567
	Oceanside CA Unified School District GO	0.000%	8/1/25	(ETM)	755	680
	Oceanside CA Unified School District GO	0.000%	8/1/25	(12)	6,110	5,459
	Palo Alto CA Improvement Revenue (University Avenue Area Parking)	4.250%	9/2/22		200	218
	Palo Alto CA Improvement Revenue (University Avenue Area Parking)	5.000%	9/2/26		1,000	1,110
	Palomar CA Community College District GO	0.000%	8/1/24		5,125	4,701
	Palomar CA Community College District GO	4.000%	8/1/45		3,000	3,261
	Palomar Pomerado Health California COP	6.000%	11/1/20	(Prere.)	3,800	4,045
	Palomar Pomerado Health California GO	4.000%	8/1/32		4,000	4,410
	Palomar Pomerado Health California GO	0.000%	8/1/33	(12)	4,100	2,718
	Palomar Pomerado Health California GO	4.000%	8/1/33		4,085	4,475

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Palomar Pomerado Health California GO	5.000%	8/1/34		600	701
	Palomar Pomerado Health California GO	4.000%	8/1/35		4,270	4,614
	Palomar Pomerado Health California GO	0.000%	8/1/36		5,000	2,816
	Palomar Pomerado Health California Revenue	5.000%	11/1/39		5,000	5,609
	Palomar Pomerado Health California Revenue	5.000%	11/1/42		3,000	3,352
	Palomar Pomerado Health California Revenue	5.000%	11/1/47	(4)	4,000	4,654
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	(14)	3,000	2,398
	Pasadena CA Unified School District GO	5.000%	5/1/34		4,000	4,396
	Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/19	(2)	1,800	1,795
	Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/21	(2)	2,920	2,812
	Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/22	(2)	4,125	3,893
	Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/24	(2)	1,000	897
	Pleasanton CA Unified School District GO	4.000%	8/1/42		7,300	7,977
	Poway CA Unified School District GO	0.000%	8/1/33		5,010	3,493
	Poway CA Unified School District GO	0.000%	8/1/33		990	690
	Poway CA Unified School District GO	0.000%	8/1/34		8,130	5,467
	Poway CA Unified School District GO	0.000%	8/1/46		10,000	3,919
2	Poway CA Unified School District GO	0.000%	8/1/51		10,000	3,221
	Poway CA Unified School District Public Financing Authority Community Facilities District No. 11 Zones 2 & 3 Special Tax Revenue	5.000%	9/15/38		1,200	1,294
	Poway CA Unified School District Public Financing Authority Community Facilities District No. 11 Zones 2 & 3 Special Tax Revenue	5.000%	9/15/43		2,325	2,501
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/24		785	903
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25		1,825	2,037
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27		2,040	2,272
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27		1,030	1,182
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28		2,340	2,877
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29		3,465	4,233
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30		1,770	2,145
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31		1,350	1,489
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33		980	1,082

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	(15)	1,740	2,061
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/36		600	660
	Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/29	(4)	1,800	2,092
	Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/29		1,000	1,195
	Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/31		600	713
	Redwood City CA Redevelopment Agency Redevelopment Project Area No. 2 Tax Allocation Revenue	0.000%	7/15/26	(2)	3,445	2,945
	Rio Hondo CA Community College District GO	0.000%	8/1/36		16,650	10,274
	Riverside CA Electric Revenue VRDO	1.080%	6/7/19	LOC	185	185
	Riverside CA Sewer Revenue	5.000%	8/1/32		3,000	3,804
	Riverside CA Sewer Revenue	5.000%	8/1/33		3,660	4,612
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/24		1,440	1,583
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/28		1,795	1,970
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/29		1,880	2,064
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/32		1,375	1,508
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/44		10,090	11,004
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/33		5,000	5,925
	Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/40		5,000	5,939
	Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/45		8,000	9,459
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/32	(15)	820	991
3	Riverside County CA Public Financing Authority Tax Allocation Revenue TOB VRDO	1.520%	6/7/19	(15)	2,420	2,420
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/37	(4)	1,500	1,610
1	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/41	(15)	2,000	2,066
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/38		3,500	4,258
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/41		6,710	2,994
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/42		2,975	1,274
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/43		7,500	3,090

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/48		2,000	2,212
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/20	(Prere.)	4,500	4,612
Roseville CA Financing Authority Electric System Revenue	4.000%	2/1/37		7,480	8,199
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/22		1,635	1,764
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/28		2,500	3,057
Roseville CA Special Tax Revenue	5.000%	9/1/37		1,250	1,401
Ross Valley CA Public Financing Authority Revenue	5.000%	1/1/39		500	576
Ross Valley CA Public Financing Authority Revenue	5.000%	1/1/43		1,190	1,366
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/39	(15)	1,900	2,164
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/44	(15)	2,000	2,268
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	(14)	3,000	2,173
Sacramento CA Financing Authority Lease Revenue	5.400%	11/1/20	(2)	2,500	2,582
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/28		2,000	2,298
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/31		1,175	1,300
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/32		1,195	1,321
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/33		1,450	1,602
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/36		1,370	1,424
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/42		3,125	3,250
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/36		2,245	2,738
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/48		10,000	11,867
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/48		5,000	5,916
Sacramento County CA Airport Revenue	5.000%	7/1/31		500	630
Sacramento County CA Airport Revenue	5.000%	7/1/33		1,660	2,059
Sacramento County CA Airport Revenue	5.000%	7/1/34		2,000	2,467
Sacramento County CA Airport Revenue	5.000%	7/1/34		1,225	1,517
Sacramento County CA Airport Revenue	5.000%	7/1/35		2,515	3,101
Sacramento County CA Airport Revenue	5.000%	7/1/35		2,000	2,457
Sacramento County CA Airport Revenue	5.000%	7/1/38		1,330	1,621
Sacramento County CA Airport Revenue	5.000%	7/1/41		7,750	9,057
Sacramento County CA Airport Revenue	5.000%	7/1/41		3,500	4,090

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/32		1,000	1,188
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/35		4,920	5,679
	San Bernardino CA City Unified School District GO	0.000%	8/1/35	(4)	5,900	3,722
	San Bernardino CA City Unified School District GO	0.000%	8/1/36	(4)	5,000	3,023
	San Bernardino CA City Unified School District GO	4.000%	8/1/42	(4)	4,500	4,832
	San Bernardino CA Community College District GO	0.000%	8/1/44		10,000	4,108
	San Bernardino CA Community College District GO	5.000%	8/1/45		3,500	4,055
	San Bernardino CA Community College District GO	0.000%	8/1/48		17,770	6,498
	San Bernardino County CA Transportation Authority Revenue	5.000%	3/1/32		4,035	4,412
	San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/42		4,130	4,890
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	2,500	2,703
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	3,000	3,243
	San Diego CA Community College District GO	4.000%	8/1/32		3,200	3,624
	San Diego CA Community College District GO	4.000%	8/1/32		3,935	4,457
	San Diego CA Community College District GO	0.000%	8/1/36		8,000	4,995
	San Diego CA Community College District GO	0.000%	8/1/38		3,510	2,024
	San Diego CA Public Facilities Financing Authority Water Revenue	5.500%	8/1/19	(Prere.)	5,000	5,033
	San Diego CA Public Facilities Financing Authority Water Revenue	5.750%	8/1/19	(Prere.)	2,500	2,518
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/36		5,050	6,088
	San Diego CA Unified School District GO	0.000%	7/1/29		8,150	6,470
	San Diego CA Unified School District GO	0.000%	7/1/30		1,500	1,146
	San Diego CA Unified School District GO	0.000%	7/1/31		1,500	1,107
	San Diego CA Unified School District GO	0.000%	7/1/32		1,085	767
	San Diego CA Unified School District GO	4.000%	7/1/32		6,235	7,090
	San Diego CA Unified School District GO	0.000%	7/1/34		3,500	2,168
	San Diego CA Unified School District GO	4.000%	7/1/34		1,210	1,336
	San Diego CA Unified School District GO	5.000%	7/1/35		5,000	5,679
	San Diego CA Unified School District GO	0.000%	7/1/38		4,890	2,812
	San Diego CA Unified School District GO	4.000%	7/1/45		8,050	8,675
	San Diego CA Unified School District GO	0.000%	7/1/46		10,000	4,254
	San Diego CA Unified School District GO	4.000%	7/1/47		12,525	13,645
	San Diego CA Unified School District GO	0.000%	7/1/49		1,000	358
3	San Diego CA Unified School District GO TOB VRDO	1.570%	6/7/19		4,795	4,795
	San Diego County CA COP	5.000%	10/15/28		1,445	1,704
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26		4,000	4,158
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28		3,200	3,323
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34		2,715	2,812

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/40		3,000	3,103
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/42		2,500	2,974
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43		3,540	3,951
San Diego County CA Regional Transportation Authority Sales Tax Revenue VRDO	1.100%	6/7/19		15,215	15,215
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35		1,540	1,844
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37		1,500	1,643
San Diego County CA Water Authority Revenue	5.000%	5/1/30		5,195	6,365
San Diego County CA Water Authority Revenue	5.000%	5/1/36		8,500	10,209
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/31		7,000	8,369
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30		1,550	1,858
San Francisco CA City & County COP	4.000%	4/1/33		5,040	5,570
San Francisco CA City & County COP	4.000%	9/1/33		5,855	6,272
San Francisco CA City & County GO	4.000%	6/15/34		8,485	9,196
San Francisco CA City & County GO	4.000%	6/15/35		8,825	9,518
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	1,485	1,591
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		980	1,195
San Francisco CA City & County International Airport Revenue	5.000%	5/1/32		1,000	1,203
San Francisco CA City & County International Airport Revenue	5.000%	5/1/33		3,145	4,002
San Francisco CA City & County International Airport Revenue	5.000%	5/1/43		5,500	6,131
San Francisco CA City & County International Airport Revenue	5.000%	5/1/44		6,000	6,823
San Francisco CA City & County International Airport Revenue	5.000%	5/1/46		16,120	18,796
San Francisco CA City & County International Airport Revenue	5.000%	5/1/48		4,590	5,521
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		2,675	3,187
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		3,000	3,762
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		2,815	3,339
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/36		2,960	3,489
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/36		7,000	8,709
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/37		2,080	2,580

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
3	San Francisco CA City & County Public Utilities Commission Wastewater Revenue TOB VRDO	1.570%	6/7/19		8,660	8,660
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	1,100	1,198
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	1,205	1,312
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	5,000	5,452
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	5,000	5,537
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	4,000	4,429
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	950	1,052
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/29		8,000	8,947
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29		5,035	6,281
	San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30		2,040	2,411
	San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/31		2,430	2,842
	San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/31		1,015	1,187
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32		4,000	4,759
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32		1,305	1,553
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/33		1,370	1,623
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35		11,000	13,345
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35		1,860	2,037
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36		4,010	4,681
	San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/39		8,000	8,697
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/43		10,000	10,947
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bay North)	6.500%	8/1/19	(Prere.)	2,000	2,017
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bay North)	6.750%	2/1/21	(Prere.)	1,000	1,090
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/28		975	1,194

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/30		1,200	1,452
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/37		850	993
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/43		3,500	3,949
San Francisco CA City & County Unified School District GO	5.250%	6/15/19	(Prere.)	4,000	4,005
San Francisco CA City & County Unified School District GO	5.000%	6/15/32		8,365	8,674
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/37		7,000	8,426
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24	(14)	6,000	5,359
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25	(14)	6,375	5,516
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/34		5,000	5,677
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/44		10,010	11,270
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.250%	1/15/44		2,270	2,542
San Jose CA Airport Revenue	5.000%	3/1/42		2,120	2,498
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.500%	8/1/20	(Prere.)	850	891
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.500%	8/1/20	(Prere.)	2,750	2,884
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/35		4,100	5,028
San Jose CA Special Hotel Tax Revenue (Convention Center Expansion & Renovation Project)	6.500%	5/1/42		5,000	5,457
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/32		10,000	11,859
San Juan CA Unified School District GO	0.000%	8/1/20	(4)	4,930	4,850
San Juan CA Unified School District GO	0.000%	8/1/23	(4)	4,540	4,242
San Luis Obispo County CA Community College District GO	5.000%	8/1/32		1,395	1,654
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/29	(4)	760	953
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/34	(4)	1,155	1,397
San Marcos CA Unified School District GO	5.000%	8/1/21	(Prere.)	5,620	6,076
San Marcos CA Unified School District GO	5.000%	8/1/21	(Prere.)	2,835	3,065
San Marcos CA Unified School District GO	0.000%	8/1/32		2,600	1,838
San Marcos CA Unified School District GO	4.000%	8/1/33		3,500	3,931
San Marcos CA Unified School District GO	5.000%	8/1/35		5,000	6,136
San Marcos CA Unified School District GO	5.000%	8/1/36		2,000	2,440

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	San Mateo CA Union High School District GO, 6.875% coupon rate effective 9/1/2034	0.000%	9/1/46		3,280	2,653
4	San Mateo County CA Community College District GO	5.000%	9/1/39		1,000	1,262
4	San Mateo County CA Community College District GO	5.000%	9/1/40		1,100	1,380
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/1/21	(14)	3,500	3,695
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	4.000%	7/15/52		8,955	9,701
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/31		2,290	2,775
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.000%	7/15/35		2,110	2,333
	San Mateo County CA Mid-Peninsula Water District COP	4.000%	12/1/46		2,000	2,163
4	San Mateo Foster City CA Public Financing Authority Wastewater Revenue	5.000%	8/1/49		6,000	7,356
	San Mateo-Foster City CA School District GO	4.000%	8/1/45		5,000	5,343
	San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/29	(4)	1,780	2,035
	San Rafael CA Elementary School District GO	4.500%	8/1/42		2,645	3,040
4	San Rafael CA Elementary School District GO	5.000%	8/1/43		2,550	3,031
4	San Rafael CA Elementary School District GO	4.000%	8/1/47		1,350	1,465
	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	(2)	2,000	1,298
	San Ramon Valley CA Unified School District GO	4.000%	8/1/34		3,445	3,768
	San Ysidro CA School District COP	5.000%	9/1/47	(15)	2,045	2,235
	Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/41		2,000	2,181
	Santa Ana CA Unified School District GO	0.000%	8/1/32	(14)	3,680	2,555
	Santa Barbara CA Secondary/High School District GO	0.000%	8/1/40		2,050	1,007
	Santa Barbara CA Unified School District GO	4.000%	8/1/31		985	1,142
	Santa Clara CA Electric Revenue	6.000%	7/1/31		3,000	3,283
	Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	4,000	4,161
	Santa Clara CA Unified School District GO	3.000%	7/1/31		1,395	1,475
	Santa Clara CA Unified School District GO	3.000%	7/1/31		4,460	4,716
	Santa Clara CA Unified School District GO	3.000%	7/1/32		1,490	1,561
	Santa Clara CA Unified School District GO	3.000%	7/1/34		1,705	1,764
	Santa Clara CA Unified School District GO	3.000%	7/1/37		2,955	2,999
	Santa Clara CA Unified School District GO	3.000%	7/1/38		3,225	3,256
	Santa Clara CA Unified School District GO	4.000%	7/1/41		5,000	5,435
3	Santa Clara County CA Financing Authority Revenue TOB VRDO	1.570%	6/7/19		6,340	6,340
	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/29		525	650
	Santa Clarita CA Community College District GO	4.000%	8/1/41		6,850	7,395

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Santa Monica CA Community College District GO	4.000%	8/1/31		3,000	3,306
	Santa Monica CA Community College District GO	4.000%	8/1/35		1,050	1,190
	Santa Monica CA Community College District GO	4.000%	8/1/36		1,250	1,407
	Santa Monica-Malibu CA Unified School District GO	4.000%	7/1/38		400	440
	Santa Rosa CA High School District GO	5.000%	8/1/36	(4)	550	660
	Santa Rosa CA High School District GO	5.000%	8/1/37	(4)	470	563
	Santa Rosa CA High School District GO	5.000%	8/1/39	(4)	1,125	1,339
	Santa Rosa CA Wastewater Revenue	5.000%	9/1/28		4,845	5,387
	Sequoia CA Union High School District GO	3.000%	7/1/43		440	442
	Sierra CA Joint Community College District School Facilities District No. 4 GO	4.000%	8/1/53		3,350	3,627
	Silicon Valley CA Clean Water Wastewater Revenue	5.000%	2/1/39		3,090	3,513
	Simi Valley CA Unified School District GO	0.000%	8/1/32	(4)	1,720	1,211
	Simi Valley CA Unified School District GO	4.000%	8/1/35		1,245	1,401
4	Simi Valley CA Unified School District GO	5.000%	8/1/44		1,000	1,192
	Solana Beach CA School District Special Tax Revenue	5.000%	9/1/32		995	1,080
	Solana Beach CA School District Special Tax Revenue	5.000%	9/1/35		2,495	2,706
	Solano County CA Community College District GO	5.000%	8/1/37		1,050	1,275
	Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/28		3,600	4,387
	Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/33		3,530	4,456
	Southern California Public Power Authority Revenue (Transmission Project)	5.750%	7/1/21	(14)	220	221
	Southern California Public Power Authority Revenue VRDO	1.230%	6/3/19	LOC	10,670	10,670
	Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/41		8,000	9,295
	Southwestern California Community College District GO	4.000%	8/1/34		375	417
	Southwestern California Community College District GO	5.000%	8/1/44		7,045	8,083
	Southwestern California Community College District GO	4.000%	8/1/47		7,940	8,595
	State Center California Community College District GO	4.000%	8/1/42		2,315	2,516
	Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/29	(15)	1,000	1,163
	Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/31	(15)	1,525	1,891
	Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/36	(15)	2,000	2,430
	Stockton CA Public Financing Authority Water Revenue	4.000%	10/1/37	(15)	1,000	1,086
	Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.250%	10/1/38		2,160	2,566

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37	(4)	4,220	4,926
	Stockton CA Unified School District GO	5.000%	8/1/38	(4)	2,500	2,835
	Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/31	(15)	1,225	1,415
	Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/32	(15)	1,250	1,439
	Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/33	(15)	1,280	1,472
	Sweetwater CA Unified School District GO	5.000%	8/1/29	(15)	4,200	4,819
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/39		2,545	3,015
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	(4)	3,115	3,682
1	Temecula Valley CA Unified School District GO, 4.500% coupon rate effective 8/1/2019	0.000%	8/1/35	(15)	3,000	3,283
1	Temecula Valley CA Unified School District GO, 4.625% coupon rate effective 8/1/2019	0.000%	8/1/37	(15)	3,785	4,127
	Torrance CA Hospital Revenue (Torrance Memorial Medical Center)	5.000%	9/1/40		3,000	3,122
	Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/34		1,540	1,640
	Turlock CA Irrigation District Revenue	5.000%	1/1/31		2,000	2,105
	Tustin CA Community Facilities District Special Tax Revenue	5.000%	9/1/37		1,000	1,156
	Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/31		3,000	3,429
	Ukiah CA Unified School District GO	0.000%	8/1/32	(10)	6,435	4,456
	Union CA Elementary School District GO	0.000%	9/1/20	(14)	2,300	2,259
	Union CA Elementary School District GO	0.000%	9/1/21	(14)	2,000	1,933
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/35		1,760	2,078
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/41		10,000	11,605
	University of California Regents Medical Center Pooled Revenue	4.000%	5/15/44		7,525	8,067
	University of California Regents Medical Center Pooled Revenue VRDO	1.200%	6/3/19		2,770	2,770
	University of California Regents Medical Center Pooled Revenue VRDO	1.250%	6/3/19		2,530	2,530
	University of California Revenue	5.000%	5/15/21	(Prere.)	2,230	2,389
	University of California Revenue	5.000%	5/15/21	(Prere.)	1,560	1,671
	University of California Revenue	5.000%	5/15/23	(Prere.)	1,550	1,775
	University of California Revenue	5.000%	5/15/23	(Prere.)	2,325	2,663
	University of California Revenue	5.000%	5/15/29		2,060	2,546
	University of California Revenue	5.000%	5/15/31		2,130	2,590
	University of California Revenue	5.000%	5/15/32		1,000	1,212
	University of California Revenue	5.000%	5/15/32		7,925	9,421
	University of California Revenue	5.000%	5/15/33		2,675	3,016
	University of California Revenue	4.000%	5/15/34		7,000	7,846
	University of California Revenue	4.000%	5/15/34		7,000	7,541
	University of California Revenue	4.000%	5/15/34		5,000	5,457
	University of California Revenue	5.000%	5/15/34		4,820	6,010
	University of California Revenue	5.000%	5/15/34		2,975	3,167
	University of California Revenue	4.000%	5/15/35		5,000	5,567
	University of California Revenue	5.000%	5/15/35		7,475	9,275

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)

	University of California Revenue	5.000%	5/15/35		2,080	2,213
	University of California Revenue	5.000%	5/15/36		5,250	6,383
	University of California Revenue	5.000%	5/15/37		3,535	4,267
	University of California Revenue	5.250%	5/15/37		3,500	4,080
	University of California Revenue	5.000%	5/15/38		10,000	11,227
	University of California Revenue	5.000%	5/15/40		2,000	2,485
	University of California Revenue	5.000%	5/15/40		50	50
	University of California Revenue	5.000%	5/15/40		5,000	5,791
	University of California Revenue	5.000%	5/15/41		10,330	12,110
	University of California Revenue	4.000%	5/15/46		13,280	14,271
	University of California Revenue	5.000%	5/15/47		15,000	17,753
	University of California Revenue	5.000%	5/15/47		1,000	1,187
	University of California Revenue	5.000%	5/15/48		11,500	13,862
	University of California Revenue	5.000%	5/15/52		8,000	9,334
	University of California Revenue PUT	5.000%	5/15/23		6,500	7,426
3	University of California Revenue TOB VRDO	1.570%	6/7/19		10,235	10,235
3	University of California Revenue TOB VRDO	1.570%	6/7/19		12,100	12,100
	University of California Revenue VRDO	1.250%	6/3/19		41,165	41,165
	University of California Revenue VRDO	1.290%	6/3/19		4,600	4,600
	Upland CA COP (San Antonio Regional Hospital)	4.000%	1/1/42		5,000	5,224
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/47		4,000	4,536
	Val Verde CA Unified School District COP	5.000%	3/1/32	(4)	750	918
	Val Verde CA Unified School District COP	5.000%	3/1/33	(4)	1,000	1,219
	Val Verde CA Unified School District COP	5.000%	3/1/35	(4)	2,445	2,958
	Vallecitos CA Water District Water & Wastewater Enterprise Revenue	5.000%	7/1/33		1,110	1,320
	Vallecitos CA Water District Water & Wastewater Enterprise Revenue	5.000%	7/1/35		750	887
	Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19	(14)	574	575
	Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	(4)	1,970	2,328
	Vista CA Unified School District GO	0.000%	8/1/28	(14)	7,425	6,087
	Walnut CA Energy Center Authority Revenue	5.000%	1/1/34		3,100	3,559
	Walnut Valley CA Unified School District GO	0.000%	8/1/36		1,000	579
	Washington Township CA Health Care District GO	5.500%	8/1/40		5,000	5,884
	Washington Township CA Health Care District Revenue	5.000%	7/1/33		1,080	1,258
	Washington Township CA Health Care District Revenue	4.000%	7/1/35		2,170	2,301
	West Contra Costa CA Unified School District GO	5.250%	8/1/21	(Prere.)	7,000	7,605
	West Contra Costa CA Unified School District GO	0.000%	8/1/32	(14)	7,650	5,277
	West Contra Costa CA Unified School District GO	5.000%	8/1/40		3,000	3,480
	West Sacramento CA Area Flood Control Agency Special Assessment Revenue	5.000%	9/1/40	(4)	2,050	2,373
	West Sacramento CA Area Flood Control Agency Special Assessment Revenue	5.000%	9/1/45	(4)	2,715	3,132
	West Valley-Mission CA Community College District GO	4.000%	8/1/33		1,400	1,632

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Western Placer CA Unified School District COP	4.000%	8/1/41	(4)	2,125	2,286
	Western Placer CA Unified School District GO	5.000%	8/1/42	(15)	6,350	7,528
	Westminster CA Redevelopment Agency (Westminster Redevelopment Project No. 1)	5.000%	11/1/28	(15)	710	864
	Westminster CA Redevelopment Agency (Westminster Redevelopment Project No. 1)	5.000%	11/1/29	(15)	1,000	1,213
	Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44		4,500	4,972
3	Yosemite CA Community College District GO TOB VRDO	1.420%	6/7/19		4,110	4,110
	Yuba City CA Unified School District GO	0.000%	9/1/19	(14)	2,270	2,262
	Yucaipa Valley CA Water District Water System Revenue	5.000%	9/1/27		1,000	1,202
						4,530,968
Guam (0.0%)
	Guam Power Authority Revenue	5.000%	10/1/24		1,000	1,123

Puerto Rico (0.0%)
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		19	16
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		188	143
						159
Total Tax-Exempt Municipal Bonds (Cost $4,251,483)						4,532,250

Amount
($000)
Other Assets and Liabilities (0.3%)
Other Assets
Investment in Vanguard	214
Receivables for Investment Securities Sold	18,735
Receivables for Accrued Income	41,188
Receivables for Capital Shares Issued	4,549
Variation Margin Receivable—Future Contracts	748
Other Assets	467
Total Other Assets	65,901
Liabilities
Payables for Investment Securities Purchased	(37,305)
Payables for Capital Shares Redeemed	(6,591)
Payables for Distributions	(3,678)
Payables to Vanguard	(2,193)
Variation Margin Payable—Future Contracts	(714)
Total Liabilities	(50,481)
Net Assets (100%)	4,547,670

California Long-Term Tax-Exempt Fund

At May 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	4,280,906
Total Distributable Earnings (Loss)	266,764
Net Assets	4,547,670

Investor Shares—Net Assets
Applicable to 44,772,339 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	553,832
Net Asset Value Per Share—Investor Shares	$12.37

Admiral Shares—Net Assets
Applicable to 322,866,784 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,993,838
Net Asset Value Per Share—Admiral Shares	$12.37

•   See Note A in Notes to Financial Statements

1   Step bond.

2   Securities with a value of $1,316,000 have been segregated as initial margin for open futures contracts.

3   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $101,005,000, representing 2.2% of net assets.

4   Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2019

5   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6   Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC —Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	1,388	297,965	1,453

Short Futures Contracts
5-Year U.S. Treasury Note	September 2019	(668)	(78,401)	(427)
10-Year U.S. Treasury Note	September 2019	(361)	(45,757)	(441)
Ultra Long U.S. Treasury Bond	September 2019	(41)	(7,207)	(193)
30-Year U.S. Treasury Bond	September 2019	(33)	(5,073)	(153)
				(1,214)
				239

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2019
($000)
Investment Income
Income
Interest	70,863
Total Income	70,863
Expenses
The Vanguard Group—Note B
Investment Advisory Services	303
Management and Administrative—Investor Shares	356
Management and Administrative—Admiral Shares	1,297
Marketing and Distribution—Investor Shares	31
Marketing and Distribution—Admiral Shares	79
Custodian Fees	9
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Admiral Shares	6
Trustees’ Fees and Expenses	1
Total Expenses	2,086
Net Investment Income	68,777
Realized Net Gain (Loss)
Investment Securities Sold	8,748
Futures Contracts	(2,099)
Realized Net Gain (Loss)	6,649
Change in Unrealized Appreciation (Depreciation)
Investment Securities	198,036
Futures Contracts	220
Change in Unrealized Appreciation (Depreciation)	198,256
Net Increase (Decrease) in Net Assets Resulting from Operations	273,682

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	68,777	134,511
Realized Net Gain (Loss)	6,649	(2,430)
Change in Unrealized Appreciation (Depreciation)	198,256	(103,120)
Net Increase (Decrease) in Net Assets Resulting from Operations	273,682	28,961
Distributions
Net Investment Income
Investor Shares	(8,130)	(16,260)
Admiral Shares	(60,686)	(118,407)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(68,816)	(134,667)
Capital Share Transactions
Investor Shares	49,718	6,720
Admiral Shares	307,485	179,406
Net Increase (Decrease) from Capital Share Transactions	357,203	186,126
Total Increase (Decrease)	562,069	80,420
Net Assets
Beginning of Period	3,985,601	3,905,181
End of Period	4,547,670	3,985,601

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.79	$12.10	$11.66	$12.12	$12.07	$11.31
Investment Operations
Net Investment Income	.193 [1]	.394 [1]	.396 [1]	.410	.428	.442
Net Realized and Unrealized Gain (Loss) on Investments	.580	(.309)	.438	(.460)	.050	.760
Total from Investment Operations	.773	.085	.834	(.050)	.478	1.202
Distributions
Dividends from Net Investment Income	(.193)	(.395)	(.394)	(.410)	(.428)	(.442)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.193)	(.395)	(.394)	(.410)	(.428)	(.442)
Net Asset Value, End of Period	$12.37	$11.79	$12.10	$11.66	$12.12	$12.07

Total Return[2]	6.61%	0.71%	7.22%	-0.55%	4.03%	10.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$554	$479	$486	$455	$425	$397
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.21%	3.31%	3.29%	3.31%	3.55%	3.75%
Portfolio Turnover Rate	17%	15%	16%	18%	17%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.79	$12.10	$11.66	$12.12	$12.07	$11.31
Investment Operations
Net Investment Income	.198 [1]	.404 [1]	.408 [1]	.423	.438	.451
Net Realized and Unrealized Gain (Loss) on Investments	.580	(.310)	.438	(.460)	.050	.760
Total from Investment Operations	.778	.094	.846	(.037)	.488	1.211
Distributions
Dividends from Net Investment Income	(.198)	(.404)	(.406)	(.423)	(.438)	(.451)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.198)	(.404)	(.406)	(.423)	(.438)	(.451)
Net Asset Value, End of Period	$12.37	$11.79	$12.10	$11.66	$12.12	$12.07

Total Return[2]	6.65%	0.80%	7.33%	-0.45%	4.12%	10.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,994	$3,506	$3,419	$3,062	$2,909	$2,674
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.29%	3.39%	3.39%	3.41%	3.63%	3.83%
Portfolio Turnover Rate	17%	15%	16%	18%	17%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2019, the fund’s average investments in long and short futures contracts represented 7% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and for the period ended May 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

California Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $214,000, representing 0.00% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

California Long-Term Tax-Exempt Fund

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	4,532,250	—
Futures Contracts—Assets[1]	748	—	—
Futures Contracts—Liabilities[1]	(714)	—	—
Total	34	4,532,250	—

1   Represents variation margin on the last day of the reporting period.

D.  As of May 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,252,770
Gross Unrealized Appreciation	282,399
Gross Unrealized Depreciation	(2,680)
Net Unrealized Appreciation (Depreciation)	279,719

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2018, the fund had available capital losses including $16,937,000, which may be used to offset future net capital gains through November 30, 2019, as well as capital losses of $2,634,000, which may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended May 31, 2019, the fund purchased $521,373,000 of investment securities and sold $335,344,000 of investment securities, other than temporary cash investments.

California Long-Term Tax-Exempt Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2019, such purchases and sales were $260,607,000 and $134,235,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2019		November 30, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	102,751	8,507	133,804	11,189
Issued in Lieu of Cash Distributions	7,045	583	14,104	1,183
Redeemed	(60,078)	(4,983)	(141,188)	(11,850)
Net Increase (Decrease)—Investor Shares	49,718	4,107	6,720	522
Admiral Shares
Issued	486,689	40,385	688,286	57,626
Issued in Lieu of Cash Distributions	39,765	3,289	76,586	6,424
Redeemed	(218,969)	(18,244)	(585,466)	(49,191)
Net Increase (Decrease)—Admiral Shares	307,485	25,430	179,406	14,859

G. Management has determined that no events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, and Vanguard California Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q752 072019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  July 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 18, 2019

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.